United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2006

Date of reporting period: 09/30/2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.08%)
Consumer Discretionary (6.47%)
AutoNation Inc. (a)	33,046	$690,661
Carnival Corp.	27,800	1,307,434
Clear Channel Communications Inc.	126,300	3,643,755
Dollar Tree Stores Inc. (a)	36,900	1,142,424
General Motors Corp.	68,900	2,291,614
Hanesbrands Inc. (a)	58,700	1,321,337
Jarden Corp. (a)	117,400	3,870,678
Johnson Controls Inc.	32,000	2,295,680
Leggett & Platt Inc.	89,500	2,240,185
McDonald’s Corp.	29,700	1,161,864

		19,965,632

Consumer Staples (11.01%)
Altria Group Inc.	128,000	9,798,400
Avon Products Inc.	67,100	2,057,286
General Mills Inc.	41,000	2,320,600
Kraft Foods Inc. Class A	241,800	8,622,588
Sara Lee Corp.	469,600	7,546,472
Unilever NV New York Shares	147,900	3,629,466

		33,974,812

Energy (6.09%)
Chevron Corp.	44,000	2,853,840
Exxon Mobil Corp.	45,800	3,073,180
Royal Dutch Shell PLC ADR Class A	67,800	4,481,580
Royal Dutch Shell PLC ADR Class B	55,300	3,781,414
Transocean Inc. (a)	62,600	4,584,198

		18,774,212

Financials (31.33%)
American International Group Inc.	68,800	4,558,688
AmeriCredit Corp. (a)	106,400	2,658,936
Berkshire Hathaway Inc. Class A (a)	30	2,874,000
Capital One Financial Corp.	57,000	4,483,620
Chubb Corp.	42,000	2,182,320
Everest Re Group Ltd.	8,800	858,264
Fifth Third Bancorp	108,400	4,127,872
General Growth Properties Inc.	114,300	5,446,395
Golden West Financial Corp.	6,400	494,400
Goldman Sachs Group Inc.	9,000	1,522,530
Hartford Financial Services Group Inc.	28,500	2,472,375
Host Hotels & Resorts Inc.	96,100	2,203,573
Hudson City Bancorp Inc.	389,800	5,164,850
IndyMac Bancorp Inc.	94,000	3,869,040
JPMorgan Chase & Co.	238,800	11,214,048
Marsh & McLennan Companies Inc.	262,000	7,375,300
Merrill Lynch & Co. Inc.	34,200	2,675,124
RenaissanceRe Holdings Ltd.	53,200	2,957,920
SLM Corp.	13,500	701,730
St. Paul Travelers Co. Inc.	21,500	1,008,135
Wachovia Corp.	111,200	6,204,960
Washington Mutual Inc.	223,100	9,698,157

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Wells Fargo & Co.	235,600	$8,524,008
XL Capital Ltd. Class A	49,500	3,400,650

		96,676,895

Health Care (9.86%)
AstraZeneca PLC ADR	69,600	4,350,000
Eli Lilly & Co.	19,400	1,105,800
Merck & Co. Inc.	184,100	7,713,790
Pfizer Inc.	193,580	5,489,929
Sanofi-Aventis ADR	12,300	546,981
Triad Hospitals Inc. (a)	88,000	3,874,640
WellPoint Inc. (a)	95,400	7,350,570

		30,431,710

Industrials (8.64%)
3M Co.	39,800	2,961,916
American Standard Cos. Inc.	29,900	1,254,903
Emerson Electric Co.	26,700	2,239,062
General Electric Co.	303,000	10,695,900
Hubbell Inc. Class B	25,600	1,226,240
Illinois Tool Works Inc.	32,700	1,468,230
Raytheon Co.	19,000	912,190
Siemens AG ADR	29,700	2,586,870
Tyco International Ltd.	69,500	1,945,305
Union Pacific Corp.	15,600	1,372,800

		26,663,416

Materials & Processes (5.00%)
Air Products & Chemicals Inc.	24,900	1,652,613
Alcoa Inc.	99,200	2,781,568
E.I. du Pont de Nemours and Co.	19,400	831,096
International Paper Co.	110,800	3,837,004
Lyondell Chemical Co.	80,000	2,029,600
Methanex Corp.	53,300	1,297,322
The Dow Chemical Co.	77,200	3,009,256

		15,438,459

Technology (10.00%)
Affiliated Computer Services Inc. Class A (a)	41,500	2,152,190
Fairchild Semiconductor International Inc. (a)	172,000	3,216,400
Flextronics International Ltd. (a)	416,900	5,269,616
Hewlett-Packard Co.	69,200	2,538,948
Intel Corp.	438,000	9,009,660
International Rectifier Corp. (a)	70,500	2,456,220
Jabil Circuit Inc.	56,000	1,599,920
Sun Microsystems Inc. (a)	930,000	4,622,100

		30,865,054

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (4.43%)
AT&T Inc.	175,100	$5,701,256
Sprint Nextel Corp.	195,900	3,359,685
Verizon Communications Inc.	124,200	4,611,546

		13,672,487

Utilities (4.25%)
CMS Energy Corp. (a)	194,700	2,811,468
Duke Energy Corp.	61,000	1,842,200
Equitable Resources Inc.	28,700	1,003,926
Exelon Corp.	57,500	3,481,050
MDU Resources Group Inc.	23,450	523,873
NiSource Inc.	92,700	2,015,298
Pinnacle West Capital Corp.	31,800	1,432,590

		13,110,405

Total Common Stocks
(cost $273,321,079)		299,573,082

Short-term Investments (2.58%)
JPMorgan Treasury Plus Money Market Fund	7,964,807	7,964,807

Total Short-term Investments
(cost $7,964,807)		7,964,807

TOTAL INVESTMENTS (99.66%)
(cost $281,285,886)		307,537,889

OTHER ASSETS, NET OF LIABILITIES (0.34%)		1,040,339

NET ASSETS (100.00%)		$308,578,228

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.14%)
Consumer Discretionary (18.32%)
Ambassadors International Inc.	6,800	$214,812
American Axle & Manufacturing Holdings Inc.	81,400	1,358,566
Arbitron Inc.	41,200	1,524,812
Beazer Homes USA Inc.	9,900	386,496
Blue Nile Inc. (a)	6,500	236,275
California Pizza Kitchen Inc. (a)	28,400	850,012
Citadel Broadcasting Corp.	11,800	110,920
Citi Trends Inc. (a)	12,700	438,277
Fossil Inc. (a)	39,300	846,522
Four Seasons Hotels Inc.	48,900	3,122,265
Franklin Covey Co. (a)	49,300	270,657
Harte-Hanks Inc.	15,300	403,155
Hovnanian Enterprises Inc. (a)	14,100	413,694
J Crew Group Inc. (a)	12,600	378,882
Jarden Corp. (a)	54,750	1,805,108
Libbey Inc.	19,500	218,205
Lithia Motors Inc. Class A	15,200	375,744
MDC Holdings Inc.	8,500	394,825
MDU Communications Inc. (a)	1,310,900	970,066
Morton’s Restaurant Group Inc. (a)	19,900	306,659
Nautilus Inc.	52,800	726,000
Orient Express Hotels Ltd. Class A	54,600	2,040,948
Progressive Gaming International Corp. (a)	57,500	471,500
Radio One Inc. Class A (a)	4,000	24,960
Radio One Inc. Class D (a)	50,800	317,500
Restoration Hardware Inc. (a)	99,500	862,665
Russ Berrie & Co. Inc. (a)	17,300	263,652
Scientific Games Corp. Class A (a)	34,000	1,081,200
Six Flags Inc. (a)	112,200	586,806
Smith & Wesson Holding Corp. (a)	11,300	156,844
Stage Stores Inc.	34,200	1,003,428
Steiner Leisure Ltd. (a)	9,300	391,065
Tarragon Corp.	78,600	818,226
Texas Roadhouse Inc. Class A (a)	47,400	582,072

		23,952,818

Consumer Staples (1.50%)
Bare Escentuals Inc. (a)	19,400	526,710
Interstate Bakeries Corp. (a)	45,800	132,820
Prestige Brands Holdings Inc. (a)	15,900	177,126
Tootsie Roll Industries Inc.	24,182	708,774
WD-40 Co.	11,900	424,473

		1,969,903

Energy (7.95%)
Alpha Natural Resources Inc. (a)	81,100	1,278,136
Bill Barrett Corp. (a)	7,500	184,200
Core Laboratories NV (a)	9,600	612,480
Delta Petroleum Corp. (a)	272,000	6,125,440
Encore Acquisition Co. (a)	14,400	350,496

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Goodrich Petroleum Corp. (a)	5,900	$177,708
Helmerich & Payne Inc.	10,200	234,906
Hydril (a)	8,000	448,480
Newpark Resources Inc. (a)	56,100	299,013
Rentech Inc. (a)	104,000	481,520
Swift Energy Co. (a)	4,900	204,918

		10,397,297

Financial Services (19.61%)
Allied World Assurance Holdings, Ltd. (a)	24,200	977,680
American Financial Realty Trust	10,500	117,180
AmeriCredit Corp. (a)	55,500	1,386,945
Annaly Capital Management Inc.	34,100	448,074
Anthracite Capital Inc.	21,600	277,776
Bancshares of Florida Inc. (a)	41,800	881,144
Banner Corp.	58,700	2,409,048
Cardinal Financial Corp.	82,200	900,912
Columbia Banking Systems Inc.	62,358	1,996,080
Equity Inns Inc.	24,200	385,264
Evercore Partners Inc. (a)	20,800	599,040
Federal Agricultural Mortgage Corp. Class C	35,900	950,273
Franklin Bank Corp. (a)	27,800	552,664
Gramercy Capital Corp.	44,300	1,116,803
Heritage Financial Corp.	16,335	425,363
International Securities Exchange Holdings Inc.	35,700	1,673,973
LaSalle Hotel Properties	3,700	160,358
Medallion Financial Corp.	24,000	264,720
MFA Mortgage Investments Inc.	52,000	387,400
Montpelier Re Holdings Ltd.	21,000	407,190
optionsXpress Holdings Inc.	13,200	368,016
ProAssurance Corp. (a)	8,900	438,592
Provident Bankshares Corp.	25,118	930,622
Seacoast Banking Corp. of Florida	63,800	1,926,760
Security Capital Assurance Ltd. (a)	80,500	1,927,975
Southcoast Financial Corp. (a)	35,310	750,337
Tanger Factory Outlet Centers Inc.	23,900	851,318
Trammell Crow Co. (a)	58,400	2,132,184

		25,643,691

Health Care (7.96%)
Atherogenics Inc. (a)	42,500	559,725
Dexcom Inc. (a)	11,900	132,447
Exelixis Inc. (a)	74,200	646,282
Human Genome Sciences Inc. (a)	153,800	1,774,852
Incyte Corp. (a)	181,329	767,022
Matria Healthcare Inc. (a)	22,400	622,496
Option Care Inc.	123,000	1,646,970
Pharmacyclics Inc. (a)	107,600	522,936
Pharmion Corp. (a)	27,400	590,470

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Renovis Inc. (a)	14,300	$196,768
Rigel Pharmaceuticals Inc. (a)	36,000	369,720
SonoSite Inc. (a)	5,500	156,200
VistaCare Inc. Class A (a)	52,100	541,840
Wright Medical Group Inc. (a)	55,500	1,345,875
ZymoGenetics Inc. (a)	31,600	533,092

		10,406,695

Industrials (11.83%)
Actuant Corp. Class A	50,300	2,520,030
Albany International Corp. Class A	9,700	308,654
Chart Industries Inc. (a)	19,800	243,738
Ducommun Inc. (a)	21,800	406,788
ESCO Technologies Inc. (a)	3,500	161,140
Exponent Inc. (a)	57,800	963,526
G&K Services Inc. Class A	20,900	761,387
Griffon Corp. (a)	15,700	374,759
Jacuzzi Brands Inc. (a)	56,200	561,438
Jetblue Airways Corp. (a)	154,000	1,427,580
K&F Industries Holdings Inc. (a)	49,200	923,976
Ladish Co. Inc. (a)	38,481	1,111,331
RailAmerica Inc. (a)	213,800	2,334,696
Resources Connection Inc. (a)	57,700	1,545,783
Tennant Co.	45,200	1,100,168
Tetra Tech Inc. (a)	22,700	395,434
United Stationers Inc. (a)	7,200	334,872

		15,475,300

Materials & Processes (7.22%)
Apex Silver Mines Ltd. (a)	66,800	1,112,888
AptarGroup Inc.	26,200	1,333,056
Georgia Gulf Corp.	28,400	778,728
Methanex Corp.	123,200	2,998,688
Packaging Corp. of America	53,000	1,229,600
Texas Industries Inc.	38,100	1,983,486

		9,436,446

Technology (21.48%)
Advanced Energy Industries Inc. (a)	128,900	2,196,456
Atheros Communications (a)	40,400	732,452
Benchmark Electronics Inc. (a)	52,350	1,407,168
CallWave Inc. (a)	13,300	35,378
Credence Systems Corp. (a)	106,500	303,525
CyberSource Corp. (a)	36,400	430,612
Cymer Inc. (a)	24,200	1,062,622
Dolby Laboratories Inc. (a)	28,700	569,695
Electro Scientific Industries Inc. (a)	58,300	1,200,980
EMS Technologies Inc. (a)	96,000	1,802,880
Fairchild Semiconductor International Inc. (a)	49,600	927,520
FEI Co. (a)	29,700	626,967
Intergraph Corp. (a)	6,400	274,432

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Kanbay International Inc. (a)	49,700	$1,021,832
Kulicke & Soffa Industries Inc. (a)	129,100	1,141,244
LoJack Corp. (a)	23,000	450,570
LTX Corp. (a)	79,600	398,796
Measurement Specialties Inc. (a)	72,700	1,355,855
MIPS Technologies Inc. (a)	49,900	336,825
MKS Instruments Inc. (a)	51,300	1,041,903
National Instruments Corp.	34,200	935,028
Novatel Wireless Inc. (a)	64,000	616,320
ON Semiconductor Corp. (a)	82,700	486,276
Pixelworks Inc. (a)	39,900	117,705
Riverbed Technology Inc. (a)	18,800	366,600
Rudolph Technologies Inc. (a)	19,500	357,435
Sapient Corp. (a)	395,300	2,154,385
SCO Group Inc. (a)	66,800	135,604
Semtech Corp. (a)	52,200	666,072
Silicon Laboratories Inc. (a)	1,900	58,938
Spansion Inc. Class A (a)	20,700	345,069
Stratasys Inc. (a)	9,300	245,613
SupportSoft Inc. (a)	49,500	216,315
TIBCO Software Inc. (a)	32,000	287,360
Traffic.com Inc. (a)	100,900	509,545
Veeco Instruments Inc. (a)	73,800	1,487,070
WidePoint Corp. (a)	557,300	1,621,743
X-Rite Inc.	15,000	161,100

		28,085,890

Telecommunication Services (0.37%)
General Communication Inc. Class A (a)	38,800	480,732

Utilities (0.90%)
Pure Cycle Corp. (a)	29,400	211,680
SEMCO Energy Inc. (a)	171,400	966,696

		1,178,376

Total Common Stocks
(cost $118,043,912)		127,027,148

Short-term Investments (3.27%)
JPMorgan Treasury Plus Money Market Fund	4,272,277	4,272,277

Total Short-term Investments
(cost $4,272,277)		4,272,277

TOTAL INVESTMENTS (100.41%)
(cost $122,316,189)		131,299,425
LIABILITIES, NET OF OTHER ASSETS (-0.41%)		(537,515)

NET ASSETS (100.00%)		$130,761,910

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (94.71%)
Australia (1.96%)
Amcor Ltd.	36,900	$204,337
BHP Billiton Ltd.	3,812	72,817
Brambles Industries Ltd.	3,787	35,986
Foster’s Group Ltd.	45,100	216,468
Insurance Australia Group Ltd.	61,834	243,328
Macquarie Bank Ltd.	6,346	327,057
Promina Group Ltd.	23,200	102,535
Rinker Group Ltd.	47,645	493,587
Telstra Corp. Ltd.	81,004	223,981
Woolworths Ltd.	14,470	218,494

		2,138,590

Austria (0.36%)
Erste Bank Der Oester Spark	3,400	211,688
Raiffeisen International Bank Holding	700	74,561
Wienerberger AG	2,200	103,889

		390,138

Belgium (0.91%)
Fortis	11,900	482,873
SES Global FDR Class A	13,000	193,695
UCB SA	4,900	311,604

		988,172

Canada (6.47%)
Abitibi Consolidated Inc.	18,500	45,847
ACE Aviation Holdings Inc. (a)	6,900	213,343
Alcan Inc.	24,000	956,565
Barrick Gold Corp.	28,500	875,520
CAMECO Corp.	24,100	878,187
Canadian Imperial Bank of Commerce	3,000	226,124
Canadian Natural Resources	16,100	733,737
EnCana Corp.	4,200	195,430
Finning International Inc.	6,100	204,161
Magna International Inc. Class A	3,100	225,064
Manulife Financial Corp.	4,800	154,596
Methanex Corp.	8,000	193,889
Potash Corp. of Saskatchewan Inc.	8,100	840,762
Rogers Communications Inc. Class B	2,600	142,357
Royal Bank of Canada	4,900	217,042
Suncor Energy Inc.	6,100	437,628
Telus Corp.	2,500	140,684
Telus Corp. Non Voting	2,800	156,815
The Toronto Dominion Bank	3,600	213,923

		7,051,674

Denmark (0.25%)
Novo Nordisk A/S	3,700	274,990
Finland (0.80%)
Neste Oil OYJ	5,400	156,944
Nokia Corp. ADR	12,600	248,094

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
UPM-Kymmene OYJ	19,700	$468,136

		873,174

France (11.70%)
Accor SA	6,100	415,762
Air Liquide	1,620	330,527
AXA	6,500	239,687
BNP Paribas	11,590	1,247,015
Bouygues	27,731	1,483,230
Dassault Systemes SA	3,200	180,043
Essilor International	3,300	337,904
Groupe Danone	3,600	505,343
L’Oreal	6,700	680,524
Lafarge SA	5,100	658,346
Michelin Class B	3,500	256,526
PagesJaunes SA	6,179	175,510
Renault SA	4,900	562,006
Safran SA	2,600	52,553
Sanofi-Aventis	23,600	2,100,804
Schneider Electric SA	9,200	1,026,030
Societe Generale Class A	2,900	461,507
Thales SA	9,100	403,759
Total SA	11,600	761,210
Veolia Environnement	8,400	507,124
Vivendi	10,100	364,112

		12,749,522

Germany (5.13%)
Allianz AG	2,800	484,578
Altana AG	3,600	198,850
Bayer AG	5,900	300,756
Bayerische Motoren Werke AG	3,800	203,537
Commerzbank AG	8,300	279,434
Continental AG	1,900	220,306
DaimlerChrysler AG	6,600	329,827
Depfa Bank PLC	13,900	256,633
Deutsche Bank AG	1,800	217,202
Deutsche Post AG	10,100	265,111
E.On AG	1,400	165,952
Infineon Technologies AG (a)	17,800	211,042
SAP AG	2,900	575,137
SAP AG Sponsored ADR	3,500	173,250
Siemens AG	10,150	885,505
Volkswagen AG	9,700	826,320

		5,593,440

Greece (0.12%)
Greek Org of Football Prognostics SA	3,800	127,693

Hong Kong (2.21%)
Bank of East Asia Ltd.	91,200	416,160
BOC Hong Kong Holdings Ltd.	95,500	214,520

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Group Ltd.	58,000	$149,269
Hang Lung Properties Ltd.	75,000	160,192
Hong Kong & China Gas Co. Ltd.	72,000	168,756
Li & Fung Ltd.	121,800	302,677
Sun Hung Kai Properties Ltd. (b)	5,000	54,585
Sun Hung Kai Properties Ltd.	19,000	207,421
Swire Pacific Ltd. Class A	70,000	731,390

		2,404,970

Ireland (0.55%)
CRH PLC	10,925	369,748
CRH PLC (special placement)	6,800	229,624

		599,372

Italy (0.58%)
Banca Intesa SpA	42,300	278,384
ENI SpA	6,800	201,513
SanPaolo IMI SpA	7,400	156,237

		636,134

Japan (28.37%)
Advantest Corp.	9,600	476,241
Aeon Co. Ltd.	30,000	735,238
Bank of Yokohama Ltd.	30,000	236,190
Bridgestone Corp.	10,900	220,076
Canon Inc.	9,300	484,978
Daiichi Sanyko Co. Ltd.	9,400	266,582
Elpida Memory Inc. (a) (b)	1,000	45,376
Elpida Memory Inc. (a)	1,900	86,213
Fanuc Ltd.	9,300	725,892
Hirose Electric Co. Ltd.	2,800	370,963
Hoya Corp.	8,500	320,212
Japan Tobacco Inc.	91	353,600
Kao Corp.	16,000	426,667
Keyence Corp.	960	221,054
Millea Holdings Inc. (c)	17,000	592,931
Mitsubishi Corp.	33,900	637,105
Mitsubishi Estate Co. Ltd.	35,000	764,444
Mitsubishi Heavy Industries Ltd.	37,000	153,168
Mitsubishi UFJ Financial Group Inc.	50	643,386
Mitsui & Co. Ltd.	16,000	203,445
Mitsui Fudosan Co. Ltd.	10,000	227,302
Mitsui Sumitomo Insurance Co.	27,830	347,978
Mizuho Financial Group Inc.	181	1,403,564
Murata Manufacturing Co. Ltd.	2,700	187,429
NGK Spark Plug Co. Ltd.	12,000	238,222
Nikon Corp.	11,000	227,217
Nintendo Co. Ltd.	3,400	700,580
Nippon Electric Glass Co. Ltd.	31,000	683,640
Nippon Telegraph & Telephone Corp.	48	235,683
Nissan Motor Co. Ltd.	86,600	969,920
Nitto Denko Corp.	16,900	1,001,481

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Holdings Inc.	12,000	$211,302
Orix Corp.	5,530	1,528,504
Rohm Co. Ltd.	2,400	222,883
Shimamura Co. Ltd.	2,000	195,386
Shin-Etsu Chemical Co. Ltd.	5,900	376,601
SMC Corp.	5,800	767,441
Softbank Corp.	96,200	1,991,187
Sompo Japan Insurance Inc.	27,000	353,600
Sony Corp.	5,100	206,375
Sumitomo Corp.	51,000	635,962
Sumitomo Metal Industries Ltd.	79,000	302,959
Sumitomo Mitsui Financial Group Inc.	288	3,023,238
Sumitomo Realty & Development Co. Ltd.	16,000	470,011
Suzuki Motor Corp.	37,500	952,381
T&D Holdings Inc.	3,050	220,762
Takeda Pharmaceutical Co. Ltd.	4,500	280,762
TDK Corp.	1,800	144,152
Tokyo Electric Power Co.	12,900	371,302
Tokyo Electron Ltd.	10,100	746,438
Tokyo Gas Co. Ltd.	67,000	335,780
Tokyu Corp.	58,000	398,696
Toshiba Corp.	120,000	778,159
Toyota Motor Corp.	2,900	157,613
Trend Micro Inc.	11,500	336,846
Ushio Inc.	8,200	176,669
Yahoo! Japan Corp.	975	366,889
Yamada Denki Co. Ltd.	6,200	621,443
Yamato Holdings Co. Ltd.	38,000	549,774

		30,909,892

Netherlands (4.93%)
ABN AMRO Holdings NV	31,171	909,107
Aegon NV	34,504	647,104
Heineken NV	19,962	913,033
ING Groep NV	35,926	1,580,336
Koninklijke KPN NV	56,100	715,644
Koninklijke Numico NV	5,620	252,989
Reed Elsevier NV	21,400	356,842

		5,375,055

Norway (0.28%)
DNB NOR ASA	17,200	210,566
Norske Skogindustrier ASA	6,284	94,454

		305,020

Singapore (0.76%)
DBS Group Holdings Ltd.	17,000	205,509
Singapore Telecommunications (b)	406,600	624,652

		830,161

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.97%)
Altadis SA	6,600	$313,340
Banco Bilbao Vizcaya Argentaria SA	57,500	1,330,660
Banco Santander Central Hispano SA	68,700	1,086,325
Iberdrola SA	6,500	290,954
Inditex	6,800	316,972
Repsol YPF SA	22,400	666,649
Telefonica SA	18,257	316,471

		4,321,371

Sweden (0.74%)
Atlas Copco AB Class A	6,900	181,253
Ericsson LM Class B	96,500	334,477
Scania AB Class B	4,900	292,202

		807,932

Switzerland (8.22%)
Adecco SA	2,880	173,774
Compagnie Financiere Richemont AG Class A	25,087	1,207,755
Credit Suisse Group	11,491	664,860
Givaudan	17	13,609
Holcim Ltd. (b)	1,181	96,524
Holcim Ltd.	12,999	1,062,416
Nestle SA	3,418	1,191,769
Novartis AG	34,563	2,017,753
Roche Holding AG	3,988	689,516
Swiss Reinsurance	14,083	1,077,806
Swisscom AG	1,264	420,761
Synthes Inc. (a)	1,340	148,954
UBS AG	3,276	195,965

		8,961,462

United Kingdom (16.27%)
Anglo American PLC	2,200	91,981
ARM Holdings PLC	35,400	77,880
AstraZeneca PLC	30,400	1,893,739
BAE Systems PLC	127,000	939,859
BHP Billiton PLC	12,810	221,140
Brambles Industries PLC	33,900	304,034
British Land Co. PLC	9,000	229,850
Cadbury Schweppes PLC	20,700	220,337
Daily Mail & General Trust NV	12,000	136,270
HBOS PLC	68,200	1,349,728
HSBC Holdings PLC	27,200	496,293
Imperial Chemical Industries PLC	21,900	162,890
Kingfisher PLC	46,400	213,066
Lloyds TSB Group PLC	30,800	311,121
National Grid PLC	18,400	229,962
Reed Elsevier PLC	71,100	788,760
Rio Tinto PLC	7,100	335,931
Royal Bank of Scotland Group (b)	6,700	230,698
Royal Bank of Scotland Group	59,400	2,045,291

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Royal Dutch Shell PLC ADR Class A	600	$39,660
Royal Dutch Shell PLC Class A	42,423	1,397,043
Royal Dutch Shell PLC Class B	8,846	300,284
SABMiller PLC	11,700	218,627
Scottish & Southern Energy PLC	21,000	518,229
Standard Chartered PLC	25,100	642,905
Tesco PLC	44,400	299,276
Unilever PLC	7,605	187,531
Vodafone Group PLC	1,247,150	2,854,661
Xstrata PLC	16,250	671,495
Yell Group PLC	28,300	315,541

		17,724,082

United States (0.13%)
News Corp. Inc. CDI	7,329	141,911

Total Common Stocks
(cost $77,991,713)		103,204,755

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Repurchase Agreement (5.21%)
Investors Bank & Trust Co. Repurchase Agreement, 3.520%, to be repurchased at $5,678,662 on 10/02/2006 (d)	$5,676,997	$5,676,997

Total Repurchase Agreement
(cost $5,676,997)		5,676,997

TOTAL INVESTMENTS (99.92%)
(cost $83,668,710)		108,881,752
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		86,644

NET ASSETS (100.00%)		$108,968,396

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Security valued at fair value.

(d)	Repurchase agreement is fully collateralized by Government Agency Securities with a coupon rate of 6.43%, a maturity date of September 15, 2032, and a market value of $5,960,846 as of September 30, 2006.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$32,629,771	29.97%
Japanese Yen	30,909,892	28.39
British Pound	14,393,640	13.22
Swiss Franc	8,961,462	8.23
United States Dollar	7,013,520	6.44
Canadian Dollar	6,176,154	5.68
Swedish Krone	2,701,671	2.48
Hong Kong Dollar	2,404,970	2.21
Australian Dollar	2,280,500	2.09
Singapore Dollar	830,162	0.76
Norwegian Krone	305,020	0.28
Danish Krone	274,990	0.25

Total Investments	$108,881,752	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$31,045,277	28.49%
Consumer Discretionary	11,468,784	10.52
Materials	10,471,941	9.61
Industrials	9,329,611	8.56
Telecommunication Services	9,306,127	8.54
Health Care	8,521,458	7.82
Information Technology	7,971,976	7.32
Consumer Staples	6,733,237	6.18
Energy	5,768,285	5.29
Utilities	2,588,059	2.38

Total Stocks	103,204,755	94.71
Repurchase Agreement	5,676,997	5.21
Cash and Other Assets, net of Liabilities	86,644	0.08

Net Assets	$108,968,396	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.42%)
Consumer Discretionary (15.24%)
1-800-FLOWERS.COM Inc. (a)	5,115	$26,905
99 Cents Only Stores (a)	10,278	121,589
Aaron Rents Inc.	10,358	238,027
AC Moore Arts & Crafts Inc. (a)	3,955	75,264
Advo Inc.	7,551	211,277
Aeropostale Inc. (a)	12,290	359,237
AFC Enterprises (a)	6,341	91,564
Aftermarket Technology Corp. (a)	5,468	97,112
Alderwoods Group Inc. (a)	9,900	196,317
Ambassadors Group Inc.	4,372	123,640
America’s Car-Mart Inc. (a)	2,584	42,507
American Axle & Manufacturing Holdings Inc.	11,287	188,380
American Greetings Corp.	11,700	270,504
Ameristar Casinos Inc.	6,657	144,523
Applebee’s International Inc.	17,300	372,123
Arbitron Inc.	6,818	252,334
Arctic Cat Inc.	3,552	58,963
ArvinMeritor Inc.	15,315	218,086
Asbury Automotive Group Inc.	2,952	60,811
Audible Inc. (a)	5,251	38,122
Audiovox Corp. (a)	3,404	47,384
Avatar Holdings Inc. (a)	1,448	85,519
Aztar Corp. (a)	8,100	429,381
Bally Technologies Inc. (a)	11,462	201,731
Bally Total Fitness Holding Corp. (a)	8,500	12,835
Bandag Inc.	2,616	107,361
bebe stores inc.	5,800	143,724
Belo Corp.	21,500	339,915
Big 5 Sporting Goods Corp.	5,519	125,833
Big Lots Inc. (a)	26,345	521,894
BJ’s Restaurant Inc. (a)	2,939	64,687
Blockbuster Inc. (a)	40,409	155,171
Blount International Inc. (a)	9,194	92,124
Blue Nile Inc. (a)	3,556	129,261
Bluegreen Corp. (a)	5,823	66,790
Blyth Inc.	6,145	149,508
Bob Evans Farms Inc.	8,945	270,855
Bon-Ton Stores Inc.	1,900	56,506
Books-A-Million Inc.	3,700	66,045
Borders Group Inc.	14,300	291,720
Bright Horizons Family Solutions Inc. (a)	6,706	279,841
Brookfield Homes Corp.	3,037	85,522
Brown Shoe Co. Inc.	7,070	253,389
Buckle Inc.	1,822	69,127
Buffalo Wild Wings Inc. (a)	1,898	72,598
Build-A-Bear Workshop Inc. (a)	3,029	68,970
Building Materials Holding Corp.	6,292	163,718
Cabela’s Inc. (a)	6,930	150,589
Cache Inc. (a)	3,857	69,002
California Coastal Communities Inc. (a)	2,854	58,678

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
California Pizza Kitchen Inc. (a)	4,880	$146,058
Callaway Golf Co.	18,214	238,785
Carmike Cinemas Inc.	8,499	146,013
Carter’s Inc. (a)	10,608	279,945
Casual Male Retail Group Inc. (a)	7,443	102,192
Catalina Marketing Corp.	10,770	296,175
Cato Corp. Class A	7,344	160,907
Cavco Industries Inc. (a)	1,800	56,718
CBRL Group Inc.	6,700	270,881
CEC Entertainment Inc. (a)	7,606	239,665
Century Casinos Inc. (a)	3,900	38,766
Champion Enterprises Inc. (a)	16,080	110,952
Charlotte Russe Holding Inc. (a)	3,567	98,235
Charming Shoppes Inc. (a)	29,081	415,277
Charter Communications Inc. (a)	89,272	135,693
Cherokee Inc.	1,482	54,256
Children’s Place Retail Stores Inc. (a)	5,556	355,751
Chipolte Mexican Grill Inc. (a)	1,900	94,373
Christopher & Banks Corp.	8,142	240,026
Churchill Downs Inc.	1,561	65,656
Citadel Broadcasting Corp.	8,869	83,369
Citi Trends Inc. (a)	1,400	48,314
CKE Restaurants Inc.	15,972	267,052
CKX Inc. (a)	11,100	138,195
Coinmach Service Corp.	5,100	50,643
Columbia Sportswear Co. (a)	3,300	184,239
Conn’s Inc. (a)	1,486	31,013
Cooper Tire & Rubber Co.	14,901	149,904
Core-Mark Holding Co. Inc. (a)	2,000	62,680
Corinthian Colleges Inc. (a)	20,478	221,367
Cosi Inc. (a)	14,900	79,864
Cost Plus Inc. (a)	5,566	66,625
Courier Corp.	2,001	74,317
Cox Radio Inc. (a)	9,463	145,257
Crocs Inc. (a)	2,800	95,060
Crown Media Holdings Inc. (a)	2,762	12,401
CSK Auto Corp. (a)	11,227	158,301
CSS Industries Inc.	1,218	36,199
Cumulus Media Inc. (a)	9,806	93,745
Deb Shops Inc.	893	22,896
Deckers Outdoor Corp. (a)	2,853	135,004
dELiA*s Inc. (a)	5,700	43,890
Denny’s Corp. (a)	33,853	115,439
Directed Electronics Inc. (a)	2,600	39,260
Domino’s Pizza Inc.	8,417	215,896
Dover Downs Gaming & Entertainment Inc.	3,702	44,979
Dover Motorsports Inc.	3,791	20,547
Dress Barn Inc. (a)	11,436	249,533
Drew Industries Inc. (a)	4,064	102,657
drugstore.com inc. (a)	13,990	48,265
DSW Inc. (a)	3,900	122,850

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Educate Inc. (a)	3,631	$29,012
Emmis Communications Corp. (a)	8,521	104,382
Entercom Communications Corp.	7,885	198,702
Entravision Communications Corp. (a)	15,640	116,362
Ethan Allen Interiors Inc.	7,622	264,178
Fisher Communications Inc. (a)	1,296	53,849
Fleetwood Enterprises Inc. (a)	13,958	93,937
Fossil Inc. (a)	10,547	227,182
Fred’s Inc.	9,740	122,919
FTD Group Inc. (a)	3,509	54,214
Fuel Systems Solutions Inc. (a)	2,800	35,616
Furniture Brands International Inc.	10,264	195,427
Gaiam Inc. (a)	4,200	54,222
Gaylord Entertainment Co. (a)	9,263	406,183
Gemstar-TV Guide International Inc. (a)	61,809	205,206
Genesco Inc. (a)	5,059	174,384
GenTek Inc. (a)	2,600	71,786
Gray Television Inc.	11,047	70,811
Great Wolf Resorts Inc. (a)	5,228	62,527
Group 1 Automotive Inc.	5,521	275,498
GSI Commerce Inc. (a)	9,827	145,833
Guess ? Inc. (a)	4,551	220,860
Guitar Center Inc. (a)	6,133	274,022
Gymboree Corp. (a)	7,765	327,528
Harris Interactive Inc. (a)	10,463	63,824
Hartmarx Corp. (a)	8,917	60,368
Haverty Furniture Companies Inc.	5,635	89,878
Hibbett Sporting Goods Inc. (a)	7,512	196,664
Home Solutions of America Inc. (a)	9,200	50,416
Hooker Furniture Corp.	3,016	44,215
Hot Topic Inc. (a)	10,592	117,995
Hovnanian Enterprises Inc. (a)	11,200	328,608
Iconix Brand Group Inc. (a)	8,300	133,630
IHOP Corp.	4,575	212,051
Insight Enterprises Inc. (a)	11,548	238,004
Interactive Data Corp. (a)	7,700	153,615
Interface Inc. (a)	11,505	148,184
INVESTools Inc. (a)	9,700	103,111
iRobot Corp. (a)	2,900	58,174
Isle of Capri Casinos Inc. (a)	4,209	88,642
J Crew Group Inc. (a)	5,100	153,357
Jack in the Box Inc. (a)	7,755	404,656
Jakks Pacific Inc. (a)	6,627	118,159
Jo-Ann Stores Inc. (a)	5,169	86,426
Jos. A. Bank Clothiers Inc. (a)	4,437	132,932
Journal Communications Inc. Class A	9,042	101,903
Journal Register Co.	9,209	52,215
K-Swiss Inc. Class A	6,471	194,518
K2 Inc. (a)	11,435	134,133
Kellwood Co.	5,843	168,454
Kenneth Cole Productions Inc.	2,620	63,849
Keystone Automotive Industries Inc. (a)	3,909	148,620
Kimball International Inc. Class B	4,483	86,522

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Krispy Kreme Doughnuts Inc. (a)	13,306	$107,779
La-Z-Boy Inc.	12,622	176,203
Lakes Entertainment Inc. (a)	4,800	46,368
Landry’s Restaurants Inc.	4,195	126,479
Leapfrog Enterprises Inc. (a)	7,420	58,841
Lear Corp.	15,100	312,570
Lee Enterprises Inc. Class A	10,000	252,400
Levitt Corp Class A	3,795	44,629
Life Time Fitness Inc. (a)	7,593	351,480
Lifetime Brands Inc.	2,773	51,356
Lin TV Corp. (a)	6,365	49,520
Lincoln Educational Services (a)	400	6,544
Lithia Motors Inc. Class A	4,166	102,983
Live Nation Inc. (a)	14,400	294,048
LKQ Corp. (a)	10,704	235,167
LodgeNet Entertainment Corp. (a)	4,168	78,692
Lodgian Inc. (a)	5,551	73,717
Lone Star Steakhouse & Saloon Inc.	3,880	107,748
Luby’s Inc. (a)	4,606	45,461
M/I Homes Inc.	3,200	113,120
Magna Entertainment Corp. (a)	7,377	34,598
Maidenform Brands Inc. (a)	4,200	81,060
Marcus Corp.	4,237	97,324
Marine Products Corp.	2,692	26,166
MarineMax Inc. (a)	4,315	109,817
Martha Stewart Living Omnimedia Inc. (a)	7,578	134,585
Marvel Entertainment Inc. (a)	10,300	248,642
Matthews International Corp.	7,768	285,940
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,326	52,312
Media General Inc.	5,601	211,270
Mediacom Communications Corp. Class A (a)	12,628	89,911
Meritage Homes Corp. (a)	5,000	208,050
Midas Inc. (a)	3,884	80,321
Modine Manufacturing Co.	8,143	198,119
Monaco Coach Corp.	7,322	81,567
Monarch Casino & Resort Inc. (a)	1,966	38,121
Monro Muffler Brake Inc.	3,090	105,091
Morgans Hotel Group (a)	4,800	60,000
Morningstar Inc. (a)	3,305	121,954
Morton’s Restaurant Group Inc. (a)	2,200	33,902
Movado Group Inc.	4,516	114,797
MTR Gaming Group Inc. (a)	4,861	45,645
Multimedia Games Inc. (a)	7,136	64,795
National Presto Industries Inc.	1,318	72,846
Nautilus Inc.	8,502	116,902
Netflix Inc. (a)	9,750	222,105
New York & Co. Inc. (a)	5,356	70,056
Noble International Ltd.	2,197	27,484
O’Charley’s Inc. (a)	6,009	113,991

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Oakley Inc.	5,174	$88,217
Orleans Homebuilders Inc.	900	10,557
Outdoor Channel Holdings Inc. (a)	2,300	25,047
Overstock.com Inc. (a)	2,399	42,054
Oxford Industries Inc.	3,747	160,784
Pacific Sunwear of California Inc. (a)	16,202	244,326
Palm Harbor Homes Inc. (a)	2,805	41,963
Pantry Inc. (a)	5,239	295,322
Papa John’s International Inc. (a)	5,280	190,661
Payless Shoesource Inc. (a)	14,778	367,972
PEP Boys-Manny Moe & Jack	11,627	149,407
Perry Ellis International Inc. (a)	1,951	60,247
Petco Animal Supplies Inc. (a)	13,611	389,819
PetMed Express Inc. (a)	4,700	49,068
PF Chang’s China Bistro Inc. (a)	5,991	207,948
Phillips-Van Heusen Corp.	12,342	515,525
Pier 1 Imports Inc.	19,111	141,804
Pinnacle Entertainment Inc. (a)	10,648	299,422
Playboy Enterprises Inc. (a)	4,694	44,171
Polaris Industries Inc.	9,200	378,580
Pre-Paid Legal Services Inc.	2,567	101,833
Prestige Brands Holdings Inc. (a)	6,248	69,603
Priceline.com Inc. (a)	6,262	230,379
Primedia Inc. (a)	42,621	64,784
Private Media Group Inc. (a)	4,500	18,180
Progressive Gaming International Corp. (a)	8,608	70,586
ProQuest Co. (a)	6,978	90,854
Quantum Fuel Systems Technologies Worldwide Inc. (a)	10,060	19,919
Quiksilver Inc. (a)	27,200	330,480
Radio One Inc. Class D (a)	18,683	116,769
Rare Hospitality International Inc. (a)	8,113	247,933
Raser Technologies Inc. (a)	4,100	22,796
RC2 Corp. (a)	5,254	176,167
RCN Corp. (a)	7,471	211,429
Reader’s Digest Association Inc.	22,939	297,289
Red Robin Gourmet Burgers Inc. (a)	3,574	164,797
Regis Corp.	10,978	393,561
Rent-A-Center Inc. (a)	16,200	474,498
Restoration Hardware Inc. (a)	7,748	67,175
Retail Ventures Inc. (a)	4,921	75,833
Riviera Holdings Corp. (a)	2,665	54,446
Ruby Tuesday Inc.	12,811	361,142
Russ Berrie & Co. Inc. (a)	3,376	51,450
Ruth’s Chris Steak House (a)	4,100	77,162
Ryan’s Restaurant Group Inc. (a)	8,540	135,530
Salem Communications Corp.	2,459	27,811
Sauer-Danfoss Inc.	2,239	53,691
Scholastic Corp. (a)	8,473	263,934
Sealy Corp.	4,100	53,546
Select Comfort Corp. (a)	11,820	258,622

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Shiloh Industries Inc. (a)	800	$10,784
Shoe Carnival Inc. (a)	2,217	55,913
Shuffle Master Inc. (a)	8,178	220,888
Shutterfly Inc. (a)	143	2,224
Sinclair Broadcast Group Inc.	12,604	98,941
Six Flags Inc. (a)	17,656	92,341
Skechers U.S.A. Inc. (a)	2,449	57,576
Skyline Corp.	1,843	70,421
Smith & Wesson Holding Corp. (a)	7,400	102,712
Sonic Automotive Inc.	6,697	154,634
Sonic Corp. (a)	20,300	458,983
Sotheby’s	14,687	473,509
Source Interlink Co. Inc. (a)	8,666	82,327
Spanish Broadcasting System Inc. (a)	12,392	54,153
Speedway Motorsports Inc.	3,554	129,401
Stage Stores Inc.	6,738	197,693
Stamps.com Inc. (a)	4,228	80,586
Stanley Furniture Co. Inc.	3,116	66,402
Star Maritime Acquisition Corp. (a)	4,900	47,089
Stein Mart Inc.	7,023	106,820
Steinway Musical Instruments Inc. (a)	1,899	53,172
Steven Madden Ltd. (a)	5,012	196,671
Stewart Enterprises Inc.	21,654	126,892
Strayer Education Inc.	3,450	373,324
Stride Rite Corp.	7,363	102,787
Sun-Times Media Group Inc.	17,413	114,577
Superior Industries International Inc.	4,641	77,922
Syms Corp. (a)	1,000	20,360
Talbots Inc.	5,199	141,673
Tarragon Corp.	2,517	26,202
Technical Olympic USA Inc.	5,283	51,932
Tempur-Pedic International Inc. (a)	11,000	188,870
Tenneco Inc. (a)	11,113	259,933
Texas Roadhouse Inc. Class A (a)	11,204	137,585
The Andersons Inc.	2,792	95,347
The Finish Line Inc. Class A	10,851	136,940
The Men’s Wearhouse Inc.	10,600	394,426
The Steak n Shake Co. (a)	5,636	95,192
The Yankee Candle Co. Inc.	9,617	281,490
Timberland Co. (a)	11,100	319,347
TiVo Inc. (a)	16,740	127,057
Triarc Companies Inc. Class B	13,235	200,113
True Religion Apparel Inc. (a)	3,300	69,663
Trump Entertainment Resorts Inc. (a)	7,100	120,416
Tuesday Morning Corp.	7,389	102,559
Tupperware Brands Corp.	13,196	256,794
Tween Brands Inc. (a)	7,518	282,677
Under Armour Inc. Class A (a)	5,000	200,100
Unifirst Corp.	2,475	77,319
Universal Electronics Inc. (a)	2,675	50,825
Universal Technical Institute Inc. (a)	5,881	105,211
Vail Resorts Inc. (a)	6,882	275,418
Valassis Communications Inc. (a)	11,490	202,798

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Value Line Inc.	162	$7,551
ValueVision Media Inc. Class A (a)	8,223	95,305
Vertrue Inc. (a)	1,936	76,123
Visteon Corp. (a)	27,978	228,021
Volcom Inc. (a)	3,500	78,890
Warnaco Group Inc. (a)	11,166	215,950
WCI Communities Inc. (a)	7,481	130,469
West Marine Inc. (a)	2,895	40,530
Westwood One Inc.	15,200	107,616
Wet Seal Inc. (a)	14,705	90,289
Weyco Group Inc.	1,100	24,607
Winnebago Industries Inc.	7,219	226,532
WMS Industries Inc. (a)	5,892	172,105
Wolverine World Wide Inc.	12,221	345,977
World Wrestling Entertainment Inc.	5,469	89,856
Xerium Technologies Inc.	3,492	38,691
Zale Corp. (a)	10,867	301,451
Zumiez Inc. (a)	3,466	93,582

		46,500,914

Consumer Staples (2.93%)
Alico Inc.	785	45,930
Alliance One International Inc. (a)	19,444	79,720
American Oriental Bioengineering Inc. (a)	9,300	56,544
Arden Group Inc. Class A	200	23,280
Bare Escentuals Inc. (a)	138	3,747
Boston Beer Co. Inc. (a)	2,580	84,753
Casey’s General Stores Inc.	11,966	266,483
Central European Distribution Corp. (a)	7,046	164,947
Central Garden & Pet Co. (a)	5,104	246,319
Chattem Inc. (a)	4,343	152,526
Chiquita Brands International Inc.	9,205	123,163
Coca-Cola Bottling Co. Consolidated	947	58,695
Darling International Inc. (a)	13,725	57,508
Delta & Pine Land Co.	8,743	354,092
Diamond Foods Inc.	3,500	50,085
Elizabeth Arden Inc. (a)	6,703	108,321
Farmer Brothers Co.	1,393	28,612
Flowers Foods Inc.	12,790	343,795
Gold Kist Inc. (a)	12,269	255,686
Green Mountain Coffee Roasters Inc. (a)	959	35,291
Hain Celestial Group Inc. (a)	7,923	202,512
Imperial Sugar Co.	2,800	87,136
Ingles Markets Inc.	2,105	55,530
Inter Parfums Inc.	867	16,508
J&J Snack Foods Corp.	2,642	82,166
Jones Soda Co. (a)	5,700	51,015
Lancaster Colony Corp.	6,319	282,838
Lance Inc.	7,805	171,866
Longs Drug Stores Corp.	7,912	364,031

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Mannatech Inc.	3,479	$61,648
Maui Land & Pineapple Co. Inc. (a)	866	25,694
Medifast Inc. (a)	2,900	25,172
MGP Ingredients Inc.	2,400	51,048
Nash Finch Co.	3,712	87,343
National Beverage Corp.	1,900	22,629
NBTY Inc. (a)	13,436	393,272
Nu Skin Enterprises Inc.	13,162	230,598
Parlux Fragrances Inc. (a)	3,948	20,095
Pathmark Stores Inc. (a)	12,688	126,246
Peet’s Coffee & Tea Inc. (a)	3,541	88,560
Performance Food Group Co. (a)	8,549	240,141
Perrigo Co.	18,438	312,893
Pilgrim’s Pride Corp.	8,900	243,415
Playtex Products Inc. (a)	11,910	159,594
Premium Standard Farms Inc.	3,500	66,675
PriceSmart Inc. (a)	1,300	19,630
Ralcorp Holdings Inc. (a)	6,562	316,485
Reddy Ice Holdings Inc.	4,600	111,320
Revlon Inc. (a)	29,111	32,895
Ruddick Corp.	8,590	223,598
Sanderson Farms Inc.	4,151	134,326
Seaboard Corp.	74	89,170
Smart & Final Inc. (a)	3,999	68,263
Spartan Stores Inc.	5,652	95,519
Spectrum Brands Inc. (a)	8,000	67,520
The Great Atlantic & Pacific Tea Co. Inc.	4,223	101,690
Tootsie Roll Industries Inc.	7,633	223,723
Topps Co. Inc.	9,376	84,009
TreeHouse Foods Inc. (a)	6,800	160,820
United Natural Foods Inc. (a)	10,042	311,202
Universal Corp.	6,005	219,363
USANA Health Sciences Inc. (a)	2,174	96,939
Vector Group Ltd.	10,333	167,601
Village Super Market Inc.	300	20,070
WD-40 Co.	4,244	151,384
Weis Markets Inc.	2,596	103,321
Wild Oats Markets Inc. (a)	7,081	114,500

		8,921,470

Energy (5.18%)
Allis-Chalmers Energy Inc. (a)	3,400	49,776
Alon USA Energy Inc.	2,700	79,623
Alpha Natural Resources Inc. (a)	11,421	179,995
Arena Resources Inc. (a)	2,900	93,148
Atlas America Inc. (a)	4,231	180,579
ATP Oil & Gas Corp. (a)	4,619	170,626
Atwood Oceanics Inc. (a)	5,904	265,503
Aurora Oil & Gas Corp. (a)	14,000	42,840
Aventine Renewable Energy Holdings Inc. (a)	7,079	151,420
Basic Energy Services Inc. (a)	2,300	56,120

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Berry Petroleum Co.	8,466	$238,402
Bill Barrett Corp. (a)	7,138	175,309
Bois d’Arc Energy Inc. (a)	2,942	45,013
Brigham Exploration Co. (a)	11,249	76,156
Bristow Group Inc. (a)	5,091	175,130
Bronco Drilling Co. Inc. (a)	3,400	59,772
Callon Petroleum Co. (a)	5,380	72,953
CARBO Ceramics Inc.	4,931	177,664
Carrizo Oil & Gas Inc. (a)	5,168	133,283
Clayton Williams Energy Inc. (a)	1,449	43,905
Complete Production Services Inc. (a)	5,700	112,518
Comstock Resources Inc. (a)	9,440	256,296
Crosstex Energy Inc.	2,473	221,507
Dawson Geophysical Co. (a)	2,000	59,400
Delek US Holdings Inc. (a)	1,700	31,450
Delta Petroleum Corp. (a)	12,627	284,360
Dril-Quip Inc. (a)	2,394	162,026
Edge Petroleum Corp. (a)	4,571	75,284
Encore Acquisition Co. (a)	13,091	318,635
Energy Partners Ltd. (a)	9,603	236,714
Evergreen Energy Inc. (a)	17,251	184,586
EXCO Resources Inc. (a)	11,000	136,510
Exploration Co. of Delaware (a)	7,200	68,904
Gasco Energy Inc. (a)	19,984	53,957
GeoGlobal Resources Inc. (a)	7,600	44,536
Geomet Inc. (a)	2,386	22,428
Giant Industries Inc. (a)	3,097	251,476
GMX Resources Inc. (a)	2,000	62,780
Goodrich Petroleum Corp. (a)	3,144	94,697
Grey Wolf Inc. (a)	42,957	286,953
Gulf Island Fabrication Inc.	3,113	81,218
Gulfmark Offshore Inc. (a)	4,380	139,459
Gulfport Energy Corp. (a)	2,200	25,498
Hanover Compressor Co. (a)	22,922	417,639
Harvest Natural Resources Inc. (a)	9,532	98,656
Helix Energy Solutions Group Inc. (a)	325	10,855
Hercules Offshore Inc. (a)	5,200	161,460
Hornbeck Offshore Services Inc. (a)	5,234	175,339
Houston Exploration Co. (a)	6,734	371,380
Hydril (a)	4,259	238,759
Input/Output Inc. (a)	15,332	152,247
International Coal Group Inc. (a)	28,100	118,582
James River Coal Co. (a)	3,838	40,491
Lone Star Technologies Inc. (a)	7,094	343,208
Lufkin Industries Inc.	3,582	189,559
Mariner Energy Inc. (a)	18,072	331,983
Maritrans Inc.	3,192	116,827
Markwest Hydrocarbon Inc.	1,425	39,900
Matrix Service Co. (a)	5,300	69,377
Maverick Tube Corp. (a)	8,352	541,460
McMoRan Exploration Co. (a)	6,048	107,291
Meridian Resource Corp. (a)	19,127	58,529
Metretek Technologies Inc. (a)	3,900	46,566

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
NATCO Group Inc. (a)	3,600	$103,680
Newpark Resources Inc. (a)	22,557	120,229
NGP Capital Resources Co.	4,826	70,411
NS Group Inc. (a)	4,926	317,973
Oil States International Inc. (a)	11,052	303,930
Pacific Ethanol Inc. (a)	4,600	64,584
Parallel Petroleum Corp. (a)	8,696	174,442
Parker Drilling Co. (a)	25,821	182,813
Penn Virginia Corp.	4,417	280,082
PetroHawk Energy Corp. (a)	32,729	339,727
Petroleum Development Corp. (a)	3,818	152,300
Petroquest Energy Inc. (a)	9,163	95,570
PHI Inc. (a)	2,900	88,363
Pioneer Drilling Co. (a)	8,982	115,329
Quest Resource Corp. (a)	5,000	44,400
RAM Energy Resources Inc. (a)	2,200	10,560
Rentech Inc. (a)	30,500	141,215
Resource America Inc.	3,210	66,768
Rosetta Resources Inc. (a)	12,117	208,049
RPC Inc.	5,233	95,869
Stone Energy Corp. (a)	5,987	242,354
SulphCo Inc. (a)	7,400	45,954
Superior Well Services Inc. (a)	3,000	59,400
Swift Energy Co. (a)	6,489	271,370
Syntroleum Corp. (a)	9,926	47,545
Toreador Resources Corp. (a)	3,090	56,918
Transmeridian Exploration Inc. (a)	15,000	59,250
Trico Marine Services Inc. (a)	3,100	104,625
Union Drilling Inc. (a)	3,700	40,700
Universal Compression Holdings Inc. (a)	7,411	396,118
USEC Inc.	19,191	185,001
VAALCO Energy Inc. (a)	13,900	99,802
VeraSun Energy (a)	4,237	68,004
Veritas DGC Inc. (a)	8,160	537,091
W-H Energy Services Inc. (a)	7,257	300,948
Warren Resources Inc. (a)	12,746	155,246
Warrior Energy Service Corp. (a)	2,400	61,800
Western Refining Inc.	5,700	132,468
Westmoreland Coal Co. (a)	1,300	25,571
Whiting Petroleum Corp. (a)	8,783	352,198
World Fuel Services Corp.	6,728	272,148

		15,799,322

Financials (21.96%)
1st Source Corp.	2,527	74,597
21st Century Insurance Group	6,086	90,986
Aames Investment Corp.	19,130	67,338
Abington Community Bancorp Inc.	700	10,514
Acadia Realty Trust	6,553	167,101
Accredited Home Lenders Holding Co. (a)	3,905	140,346

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ACE Cash Express Inc. (a)	2,970	$88,773
Advance America Cash Advance Centers Inc.	16,401	236,502
Advanta Corp.	5,026	185,459
Affirmative Insurance Holding Inc.	1,958	28,685
Affordable Residential Communities (a)	6,915	67,006
Agree Realty Corp.	3,360	110,376
Alabama National Bancorporation	3,926	267,949
Alexander’s Inc. (a)	440	136,510
Alexandria Real Estate Equities Inc.	6,227	584,093
Alfa Corp.	6,219	107,402
Amcore Financial Inc.	5,421	164,202
American Campus Communities Inc.	5,376	137,142
American Equity Investment Life Holdings Co.	14,269	175,081
American Financial Realty Trust	28,500	318,060
American Home Mortgage Investment Corp.	9,809	342,040
American Physicians Capital Inc. (a)	1,809	87,519
AmericanWest Bancorp	3,263	69,339
Ameris Bancorp	2,230	60,678
Anchor Bancorp Wisconsin Inc.	4,887	139,573
Anthracite Capital Inc.	14,155	182,033
Anworth Mortgage Asset Corp.	11,957	99,841
Apollo Investment Corp.	20,522	420,906
Arbor Realty Trust Inc.	4,956	126,675
Ares Capital Corp.	11,424	199,006
Argonaut Group Inc. (a)	7,943	246,471
Arrow Financial Corp.	2,067	52,419
Ashford Hospitality Trust Inc.	10,602	126,482
Asta Funding Inc.	2,847	106,734
Baldwin & Lyons Inc.	1,211	29,330
BancFirst Corp.	1,448	67,651
BancTrust Financial Group Inc.	2,882	80,379
Bank Mutual Corp.	15,132	183,551
Bank of Granite Corp.	3,095	54,255
Bank of the Ozarks Inc.	2,518	85,285
BankAtlantic Bancorp Inc.	11,603	164,995
BankFinancial Corp.	6,800	118,932
BankUnited Financial Corp.	7,685	200,348
Banner Corp.	2,323	95,336
Berkshire Hills Bancorp Inc.	2,196	78,156
BFC Financial Corp. (a)	3,591	20,971
BioMed Realty Trust Inc.	15,251	462,715
Boston Private Financial Holdings Inc.	8,851	246,766
Bristol West Holdings Inc.	3,563	51,842
Brookline Bancorp Inc.	16,081	221,114
Cadence Financial Corp.	2,109	42,749
Calamos Asset Management Inc. Class A	5,551	162,755
Camden National Corp.	2,200	88,440
Capital City Bank Group Inc.	2,498	77,688

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital Corp. of the West	1,829	$56,736
Capital Lease Funding Inc.	8,456	93,777
Capital Southwest Corp.	532	63,388
Capital Trust Inc.	2,914	118,687
Capitol Bancorp Ltd.	2,622	116,679
Cardinal Financial Corp.	6,546	71,744
Cascade Bancorp	5,589	209,867
Cash America International Inc.	6,380	249,330
Cathay General Bancorp	12,899	465,654
Cedar Shopping Centers Inc.	7,575	122,488
Centennial Bank Holdings Inc. (a)	14,500	140,360
Center Financial Corp.	3,581	85,156
Centerstate Banks of Florida Inc.	1,500	30,150
CentraCore Properties Trust	2,836	90,043
Central Pacific Financial Corp.	7,500	274,350
Charter Financial Corp.	504	20,155
CharterMac	11,093	221,416
Chemical Financial Corp.	5,407	160,480
Chittenden Corp.	12,002	344,337
Citizens Banking Corp.	10,373	272,395
Citizens First Bancorp Inc.	1,600	40,736
City Bank	2,336	109,862
City Holding Co.	3,671	146,363
Clark Inc.	3,990	44,967
Clayton Holdings Inc. (a)	2,300	28,911
Clifton Savings Bancorp Inc.	3,100	34,782
CNA Surety Corp. (a)	2,949	59,570
Coastal Financial Corp.	4,963	62,534
CoBiz Inc.	2,804	64,099
Cohen & Steers Inc.	2,534	82,000
Columbia Bancorp	1,800	44,262
Columbia Banking Systems Inc.	3,691	118,149
Commerce Group Inc.	13,600	408,680
Commercial Capital Bancorp Inc.	12,333	196,588
Community Bancorp Inc.	1,400	57,232
Community Bancorp NV (a)	952	29,046
Community Bank System Inc.	7,487	165,912
Community Banks Inc.	5,079	136,117
Community Trust Bancorp Inc.	2,889	108,771
Compass Diversified Trust	2,300	35,190
CompuCredit Corp. (a)	4,981	150,476
Consolidated-Tomoka Land Co.	1,442	92,533
Corporate Office Properties Trust	9,175	410,673
Corus Bankshares Inc.	9,458	211,481
Cousins Properties Inc.	9,538	326,295
Crawford & Co.	4,776	32,429
Credit Acceptance Corp. (a)	2,000	59,360
Crescent Real Estate Equities Co.	18,200	396,942
Crystal River Capital Inc.	1,800	41,184
CVB Financial Corp.	12,785	188,834
Darwin Professional Underwriters Inc. (a)	700	15,547

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Deerfield Triarc Capital Corp.	10,700	$140,277
Delphi Financial Group Inc.	9,918	395,530
DiamondRock Hospitality Co.	13,655	226,810
Digital Realty Trust Inc.	3,700	115,884
Dime Community Bancshares	5,969	87,923
Direct General Corp.	4,424	59,547
Dollar Financial Corp. (a)	3,100	67,642
Donegal Group Inc.	2,369	47,901
Doral Financial Corp.	19,440	128,110
Downey Financial Corp.	5,300	352,662
EastGroup Properties Inc.	5,467	272,585
Education Realty Trust Inc.	8,925	131,733
EMC Insurance Group Inc.	946	27,283
Enstar Group Inc. (a)	621	59,330
Enterprise Financial Services Corp.	1,476	45,549
Entertainment Properties Trust	5,900	290,988
Equity Inns Inc.	11,497	183,032
Equity Lifestyle Properties Inc.	4,391	200,713
Equity One Inc.	7,846	188,069
eSpeed Inc. (a)	4,901	45,089
Extra Space Storage Inc.	13,408	232,092
EZCORP Inc. (a)	2,800	108,304
Farmers Capital Bank Corp.	2,117	71,703
FBL Financial Group Inc.	2,898	96,996
Federal Agricultural Mortgage Corp. Class C	2,471	65,407
FelCor Lodging Trust Inc.	13,293	266,525
Fidelity Bankshares Inc.	6,572	256,374
Fieldstone Investment Corp.	16,292	142,229
Financial Federal Corp.	6,355	170,314
First Acceptance Corp. (a)	3,120	35,849
First Bancorp (North Carolina)	2,182	44,469
First BanCorp (Puerto Rico)	15,219	168,322
First Busey Corp.	2,579	58,569
First Cash Financial Services Inc. (a)	6,714	138,241
First Charter Corp.	8,328	200,372
First Commonwealth Financial Corp.	15,721	204,845
First Community Bancorp (CA)	4,746	265,539
First Community Bancshares Inc.	1,951	65,105
First Financial Bancorp	7,623	121,282
First Financial Bankshares Inc.	4,270	162,900
First Financial Corp. Indiana	2,599	82,934
First Financial Holdings Inc.	2,795	95,645
First Indiana Corp.	3,430	89,214
First Industrial Realty Trust Inc.	10,876	478,544
First Merchants Corp.	3,806	90,012
First Midwest Bancorp Inc.	12,441	471,389
First Niagara Financial Group Inc.	26,841	391,342
First Place Financial Corp. Ohio	2,615	59,256
First Potomac Realty Trust	4,689	141,702
First Regional Bancorp (a)	1,413	48,141
First Republic Bank	5,283	224,844
First South Bancorp Inc.	1,363	41,694

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First State Bancorporation	4,527	$117,566
FirstFed Financial Corp. (a)	3,782	214,515
FirstMerit Corp.	19,000	440,230
FLAG Financial Corp.	2,600	65,104
Flagstar Bancorp Inc.	8,394	122,133
Flushing Financial Corp.	3,367	58,923
FNB Corp. (PA)	14,979	249,550
FNB Corp. (VA)	1,295	46,633
FPIC Insurance Group Inc. (a)	2,596	102,828
Franklin Bank Corp. (a)	5,985	118,982
Franklin Street Properties Corp.	13,084	259,848
Fremont General Corp.	15,756	220,426
Friedman Billings Ramsey Group Inc.	32,800	263,384
Frontier Financial Corp.	9,783	253,771
GAMCO Investors Inc.	1,825	69,460
GB&T Bancshares Inc.	2,432	51,194
Getty Realty Corp.	3,794	111,088
GFI Group Inc. (a)	2,839	156,968
Glacier Bancorp Inc.	8,108	277,050
Gladstone Capital Corp.	2,211	48,664
Gladstone Investment Corp.	3,000	43,800
Glenborough Realty Trust Inc.	7,475	192,332
Glimcher Realty Trust	8,270	204,931
GMH Communities Trust	8,283	104,531
Gramercy Capital Corp.	3,235	81,554
Great American Financial Resources Inc.	1,933	40,458
Great Southern Bancorp Inc.	1,882	52,884
Greater Bay Bancorp	12,201	344,190
Greene County Bancshares Inc.	2,596	94,910
Greenhill & Co. Inc.	4,349	291,470
Hancock Holding Co.	6,526	349,467
Hanmi Financial Corp.	9,930	194,628
Harbor Florida Bancshares Inc.	4,468	197,977
Harleysville Group Inc.	3,632	127,084
Harleysville National Corp.	6,292	126,469
Harris & Harris Group Inc. (a)	5,695	69,935
Healthcare Realty Trust Inc.	10,400	399,464
Heartland Financial USA Inc.	2,743	70,440
Heritage Commerce Corp.	2,304	53,315
Heritage Property Investment Trust	6,372	232,323
Hersha Hospitality Trust	11,825	113,520
Highland Hospitality Corp.	14,784	211,855
Highwoods Properties Inc.	12,969	482,576
Hilb Rogal & Hobbs Co.	7,908	337,276
Home Bancshares Inc.	2,700	59,616
Home Federal Bancorp Inc.	600	9,330
Home Properties Inc.	7,783	444,876
HomeBanc Corp.	10,562	64,956
Horace Mann Educators Corp.	8,902	171,185
Horizon Financial Corp.	1,734	51,777
HouseValues Inc. (a)	2,600	15,184
IBERIABANK Corp.	2,035	124,135

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
IMPAC Mortgage Holdings Inc.	16,685	$156,338
Independence Holding Co.	600	13,056
Independent Bank Corp. (MA)	3,624	117,852
Independent Bank Corp. (MI)	5,972	145,000
Infinity Property & Casualty Corp.	5,358	220,375
Inland Real Estate Corp.	16,417	287,626
Innkeepers USA Trust	9,115	148,483
Integra Bank Corp.	3,355	84,814
Interchange Financial Services Corp.	3,269	73,945
International Bancshares Corp.	10,000	296,800
International Securities Exchange Holdings Inc.	8,484	397,815
Intervest Bancshares Corp. (a)	1,300	56,628
Investors Bancorp Inc. (a)	11,600	175,044
Investors Real Estate Trust	8,304	81,047
Irwin Financial Corp.	5,549	108,538
ITLA Capital Corp.	1,110	59,674
James River Group Inc. (a)	2,000	58,700
Jer Investors Trust Inc.	5,100	87,516
Kansas City Life Insurance Co.	1,495	68,082
Kearny Financial Corp.	3,806	57,775
Kite Realty Group Trust	5,494	93,618
KKR Financial Corp.	17,700	434,358
KNBT Bancorp Inc.	7,197	115,728
Knight Capital Group Inc. (a)	24,408	444,226
LaBranche & Co. Inc. (a)	11,499	119,245
Lakeland Bancorp Inc.	3,636	51,922
Lakeland Financial Corp.	2,132	50,123
LandAmerica Financial Group Inc.	3,903	256,778
LaSalle Hotel Properties	10,566	457,930
Lexington Corporate Properties Trust	12,982	274,959
LTC Properties Inc.	4,327	104,930
Luminent Mortgage Capital Inc.	14,064	144,719
Macatawa Bank Corp.	3,972	90,919
MAF Bancorp Inc.	8,350	344,771
Maguire Properties Inc.	9,037	368,167
MainSource Financial Group Inc.	2,249	38,166
MarketAxess Holdings Inc. (a)	8,596	90,000
Marlin Business Services Inc. (a)	2,329	48,676
MB Financial Inc.	6,937	255,767
MBT Financial Corp.	2,782	41,285
MCG Capital Corp.	13,058	213,237
Meadowbrook Insurance Group Inc. (a)	6,700	75,442
Medallion Financial Corp.	2,800	30,884
Medical Properties Trust Inc.	13,300	178,087
Mercantile Bank Corp.	2,236	88,434
MetroCorp Bancshares Inc.	1,200	27,228
MFA Mortgage Investments Inc.	19,969	148,769
Mid-America Apartment Communities Inc.	5,204	318,589
Mid-State Bancshares	4,597	125,774
Midland Co.	2,393	103,665

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Midwest Banc Holdings Inc.	3,145	$76,801
MortgageIT Holdings Inc.	7,069	99,532
MVC Capital Inc.	3,400	44,064
Nara Bancorp Inc.	5,984	109,447
NASB Financial Inc.	1,546	61,515
National Financial Partners Corp.	8,763	359,546
National Health Investors Inc.	4,801	136,012
National Interstate Corp.	3,400	83,640
National Penn Bancshares Inc.	10,230	200,713
National Retail Properties Inc.	12,401	267,862
National Western Life Insurance Co.	422	97,014
Nationwide Health Properties Inc.	18,029	482,095
Navigators Group Inc. (a)	2,646	127,034
NBT Bancorp Inc.	7,175	166,890
Netbank Inc.	11,893	71,953
NewAlliance Bancshares Inc.	27,706	405,893
Newcastle Investment Corp.	9,414	258,038
Newkirk Realty Trust Inc.	3,800	62,624
Northern Empire Bancshares (a)	1,632	45,729
NorthStar Realty Finance Corp.	13,711	174,130
Northwest Bancorp Inc.	3,737	95,293
Novastar Financial Inc.	7,214	210,577
NYMAGIC Inc.	1,000	31,700
OceanFirst Financial Corp.	2,205	47,297
Ocwen Financial Corp. (a)	8,712	129,809
Odyssey Re Holdings Corp.	2,446	82,626
Ohio Casualty Corp.	15,159	392,163
Old National Bancorp	16,187	309,172
Old Second Bancorp Inc.	3,904	116,964
Omega Financial Corp.	2,412	72,529
Omega Healthcare Investors Inc.	12,257	183,978
optionsXpress Holdings Inc.	5,170	144,140
Oriental Financial Group Inc.	4,868	58,027
Pacific Capital Bancorp	11,363	306,460
Park National Corp.	2,654	265,639
Partners Trust Financial Group Inc.	9,712	104,016
Pennfed Financial Services Inc.	2,346	39,342
Pennsylvania Real Estate Investment Trust	7,731	329,109
Penson Worldwide Inc. (a)	1,300	23,335
Peoples Bancorp Inc.	2,010	58,752
PFF Bancorp Inc.	6,549	242,575
Phoenix Co. Inc.	26,803	375,242
Pinnacle Financial Partners Inc. (a)	3,114	111,481
Piper Jaffray Co. (a)	4,999	303,039
Placer Sierra Bancshares	3,152	70,006
PMA Capital Corp. (a)	6,163	54,358
Post Properties Inc.	10,290	488,981
Preferred Bank	1,300	77,961
Premierwest Bancorp	4,600	73,554
Presidential Life Corp.	4,357	97,466
PrivateBancorp Inc.	4,608	210,678

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ProAssurance Corp. (a)	7,793	$384,039
Prosperity Bancshares Inc.	6,796	231,336
Provident Bankshares Corp.	7,989	295,992
Provident Financial Services Inc.	16,666	308,488
Provident New York Bancorp	8,070	110,398
PS Business Parks Inc.	3,991	240,657
QC Holdings, Inc. (a)	800	9,544
R&G Financial Corp. Class B	6,599	49,163
RAIT Investment Trust	6,925	199,786
Ramco-Gershenson Properties Trust	4,218	134,765
Realty Income Corp.	18,200	449,722
Redwood Trust Inc.	4,134	208,230
Renasant Corp.	3,616	101,501
Republic Bancorp Inc.	18,383	245,045
Republic Bancorp Inc. (Kentucky)	1,380	29,187
Republic Property Trust	10,700	117,914
Rewards Network Inc. (a)	6,063	29,527
RLI Corp.	5,738	291,433
Rockville Financial Inc.	1,257	18,214
Roma Financial Corp. (a)	2,400	36,528
Royal Bancshares of Pennsylvania Inc.	400	10,836
S&T Bancorp Inc.	5,617	182,552
Safety Insurance Group Inc.	3,428	166,806
Sanders Morris Harris Group Inc.	2,475	30,962
Sandy Spring Bancorp Inc.	2,794	98,796
Santander BanCorp	1,715	32,396
Saul Centers Inc.	2,948	132,660
Saxon Capital Inc.	15,145	212,636
SCBT Financial Corp.	1,814	67,844
SCPIE Holdings Inc. (a)	2,000	47,080
Seabright Insurance Holdings (a)	4,200	58,674
Seacoast Banking Corp. of Florida	2,511	75,832
Security Bank Corp. (Georgia)	2,735	61,838
Selective Insurance Group Inc.	6,601	347,279
Senior Housing Properties Trust	13,646	291,206
Shore Bancshares Inc.	1,500	43,125
Sierra Bancorp	900	28,125
Signature Bank (a)	7,141	220,871
Simmons First National Corp.	2,790	80,938
Sizeler Property Investors Inc.	3,189	47,931
Smithtown Bancorp Inc.	1,400	37,786
Southside Bancshares Inc.	1,894	50,551
Southwest Bancorp Inc.	4,155	107,282
Sovran Self Storage Inc.	3,973	220,700
Spirit Finance Corp.	21,044	244,321
State Auto Financial Corp.	3,946	120,550
State National Bancshares Inc.	2,800	106,372
Sterling Bancorp NY	4,708	92,559
Sterling Bancshares Inc. TX	11,462	232,105
Sterling Financial Corp. PA	5,009	110,148
Sterling Financial Corp. WA	8,523	276,401
Stewart Information Services Corp.	4,491	156,152
Stifel Financial Corp. (a)	2,488	78,969

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Strategic Hotels & Resorts Inc.	16,493	$327,881
Suffolk Bancorp	2,093	66,809
Summit Bancshares Inc.	1,885	53,006
Sun Bancorp Inc. (New Jersey) (a)	2,497	47,019
Sun Communities Inc.	4,568	145,993
Sunstone Hotel Investors Inc.	12,812	380,773
Superior Bancorp (a)	2,518	28,957
Susquehanna Bancshares Inc.	11,483	280,645
SVB Financial Group (a)	8,502	379,529
SWS Group Inc.	3,665	91,222
SY Bancorp Inc.	3,084	91,502
Tanger Factory Outlet Centers Inc.	6,525	232,420
Taylor Capital Group Inc.	1,789	52,865
Technology Investment Capital Corp.	3,682	53,868
Tejon Ranch Co. (a)	2,283	96,868
Texas Capital Bancshares Inc. (a)	6,180	115,690
Texas Regional Bancshares Inc.	11,006	423,181
Texas United Bancshares Inc.	2,700	89,073
The Bancorp Inc. (a)	1,678	42,772
The Mills Corp.	12,700	212,217
Thomas Weisel Partners Group Inc. (a)	2,000	32,100
TierOne Corp.	4,419	149,937
Tompkins Trustco Inc.	1,833	83,310
Tower Group Inc.	4,091	136,435
TradeStation Group Inc. (a)	6,302	94,971
Trammell Crow Co. (a)	8,893	324,683
Triad Guaranty Inc. (a)	2,994	153,203
Trico Bancshares	2,292	56,727
Trustco Bank Corp. NY	15,010	162,708
Trustmark Corp.	11,759	369,585
Trustreet Properties Inc.	15,817	197,871
U-Store-It Trust	11,581	248,528
UCBH Holdings Inc.	22,679	395,975
UMB Financial Corp.	7,790	284,880
Umpqua Holdings Corp.	13,786	394,280
Union Bankshares Corp.	1,709	75,743
United Bankshares Inc.	9,059	337,176
United Community Banks Inc.	7,155	215,008
United Community Financial Corp.	5,193	63,978
United Fire & Casualty Co.	5,092	159,380
United PanAm Financial Corp. (a)	2,060	31,889
United Security Bancshares	1,300	29,302
Universal American Financial Corp. (a)	7,956	127,853
Universal Health Realty Income Trust	3,155	113,107
Univest Corp. of Pennsylvania	2,236	64,598
Urstadt Biddle Properties Inc.	4,604	83,655
USB Holding Co. Inc.	2,998	66,136
USI Holdings Corp. (a)	9,860	133,603
Vineyard National Bancorp	2,756	71,546
Virginia Commerce Bancorp (a)	4,038	89,644
Virginia Financial Group Inc.	2,017	55,387
W Holding Co. Inc.	27,243	161,006
Waddell & Reed Financial Inc.	20,918	517,720

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Washington Real Estate Investment Trust	10,202	$406,040
Washington Trust Bancorp Inc.	2,456	65,109
Wauwatosa Holdings Inc. (a)	1,388	24,498
WesBanco Inc.	4,714	137,743
West Bancorporation Inc.	3,415	58,431
West Coast Bancorp (Oregon)	3,260	99,560
Westamerica Bancorporation	7,583	383,017
Western Alliance Bancorp (a)	2,600	85,540
Westfield Financial Inc.	1,603	50,927
Willow Grove Bancorp Inc.	2,700	42,282
Wilshire Bancorp Inc.	4,118	78,407
Windrose Medical Properties Trust	3,700	65,416
Winston Hotels Inc.	7,307	90,022
Winthrop Realty Trust	4,200	27,090
Wintrust Financial Corp.	5,886	295,183
World Acceptance Corp. (a)	4,481	197,074
WSFS Financial Corp.	1,735	107,900
Yardville National Bancorp	1,841	65,650
Zenith National Insurance Corp.	8,698	346,963

		66,974,512

Health Care (11.63%)
Abaxis Inc. (a)	5,121	119,780
Abiomed Inc. (a)	4,801	71,007
Acacia Research - Acacia Technologies (a)	6,800	77,180
Acadia Pharmaceuticals Inc. (a)	4,634	40,038
Adams Respiratory Therapeutics Inc. (a)	7,100	259,789
Adeza Biomedical Corp. (a)	3,700	60,717
Adolor Corp. (a)	11,163	154,831
Advanced Magnetics Inc. (a)	1,900	64,790
ADVENTRX Pharmaceuticals Inc. (a)	10,900	29,866
Affymetrix Inc. (a)	15,100	325,556
Air Methods Corp. (a)	2,500	59,000
Akorn Inc. (a)	9,000	32,490
Albany Molecular Research Inc. (a)	5,323	49,823
Alexion Pharmaceuticals Inc. (a)	7,568	257,161
Align Technology Inc. (a)	12,639	143,832
Alkermes Inc. (a)	21,349	338,382
Alliance Imaging Inc. (a)	4,642	36,254
Allscripts Healthcare Solution Inc. (a)	10,132	227,463
Alnylam Pharmaceuticals Inc. (a)	8,100	116,721
Alpharma Inc.	9,181	214,744
Altus Pharmaceuticals Inc. (a)	1,700	27,149
Amedisys Inc. (a)	4,124	163,599
American Medical Systems Holdings Inc. (a)	17,107	315,282
AMERIGROUP Corp. (a)	11,500	339,825
AMN Healthcare Services Inc. (a)	8,295	197,006
Amsurg Corp. (a)	7,204	160,361

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anadys Pharmaceuticals Inc. (a)	5,200	$15,080
Analogic Corp.	3,406	174,796
Andrx Corp. (a)	17,967	438,934
Angiodynamics Inc. (a)	2,600	53,846
Applera Corp. - Celera Genomics Group (a)	18,097	251,910
Apria Healthcare Group Inc. (a)	10,276	202,848
Arena Pharmaceuticals Inc. (a)	11,858	142,059
Ariad Pharmaceuticals Inc. (a)	16,544	72,132
Array Biopharma Inc. (a)	9,678	82,457
Arrow International Inc.	5,673	180,458
Arthrocare Corp. (a)	6,473	303,325
Aspect Medical Systems Inc. (a)	3,962	67,631
Atherogenics Inc. (a)	9,595	126,366
Auxilium Pharmaceuticals Inc. (a)	4,200	42,504
AVANIR Pharmaceuticals (a)	7,984	55,249
AVI BioPharma Inc. (a)	12,500	45,375
Bentley Pharmaceuticals Inc. (a)	3,815	45,780
Bio-Rad Laboratories Inc. (a)	4,096	289,710
Bio-Reference Labs Inc. (a)	2,746	61,648
BioCryst Pharmaceuticals Inc. (a)	4,800	59,856
Bioenvision Inc. (a)	8,333	45,915
BioMarin Pharmaceutical Inc. (a)	20,143	286,635
Biosite Inc. (a)	4,064	187,879
Bradley Pharmaceuticals Inc. (a)	3,800	60,496
Bruker BioSciences Corp. (a)	7,813	54,769
Candela Corp. (a)	5,784	63,103
Capital Senior Living Corp. (a)	4,100	37,925
Caraco Pharmaceutical Laboratories Inc. (a)	2,074	21,072
Cell Genesys Inc. (a)	12,614	57,646
Centene Corp. (a)	9,509	156,328
Cepheid Inc. (a)	11,830	85,413
Cerus Corp. (a)	5,800	32,190
Chemed Corp.	6,412	206,851
CNS Inc.	2,918	82,375
Coley Pharmaceutical Group Inc. (a)	3,500	39,970
Combinatorx Inc. (a)	5,000	31,150
Computer Programs & Systems Inc.	2,284	74,847
Conceptus Inc. (a)	5,600	99,064
Conmed Corp. (a)	6,829	144,160
Connetics Corp. (a)	8,933	97,370
Conor Medsystems Inc. (a)	6,363	149,976
Corvel Corp. (a)	1,270	44,552
Cotherix Inc. (a)	4,861	34,319
Cross Country Healthcare Inc. (a)	7,789	132,413
Cubist Pharmaceuticals Inc. (a)	12,366	268,837
CV Therapeutics Inc. (a)	9,502	105,852
Cyberonics Inc. (a)	5,476	95,994
Cypress Bioscience Inc. (a)	8,201	59,867
Cytokinetics Inc. (a)	4,900	31,507
Datascope Inc.	3,437	115,036

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
deCODE genetics Inc. (a)	13,603	$74,817
Dendreon Corp. (a)	18,855	84,282
Dendrite International Inc. (a)	9,003	88,049
DepoMed Inc. (a)	9,400	38,352
Dexcom Inc. (a)	3,400	37,842
Digene Corp. (a)	4,224	182,266
Dionex Corp. (a)	5,098	259,692
Diversa Corp. (a)	6,403	51,352
DJO Inc. (a)	5,002	207,733
Durect Corp. (a)	11,448	46,937
Eclipsys Corp. (a)	11,221	200,968
Emageon Inc. (a)	4,637	72,291
Emeritus Corp. (a)	700	15,085
Emisphere Technologies Inc. (a)	6,000	50,700
Encore Medical Corp. (a)	15,588	98,204
Encysive Pharmaceuticals Inc. (a)	15,458	66,469
Enzo Biochem Inc. (a)	6,661	81,198
Enzon Pharmaceuticals Inc. (a)	12,015	99,124
eResearch Technology Inc. (a)	10,937	88,699
ev3 Inc. (a)	2,800	47,628
Exelixis Inc. (a)	20,415	177,815
Five Star Quality Care Inc. (a)	6,700	72,092
Foxhollow Technologies Inc. (a)	4,721	161,411
Genesis HealthCare Corp. (a)	4,697	223,718
Genitope Corp. (a)	6,411	18,720
Genomic Health Inc. (a)	2,300	33,258
Genta Inc. (a)	33,000	25,740
Gentiva Health Services Inc. (a)	6,726	110,575
Geron Corp. (a)	15,473	97,016
Greatbatch Inc. (a)	4,656	105,319
GTx Inc. (a)	1,572	14,525
Haemonetics Corp. (a)	5,797	271,300
Hana Biosciences Inc. (a)	6,000	41,160
HealthExtras Inc. (a)	6,791	192,253
Healthspring Inc. (a)	3,600	69,300
HealthTronics Inc. (a)	6,972	43,017
Healthways Inc. (a)	8,070	359,922
Hi-Tech Pharmacal Co. Inc. (a)	2,808	35,493
Hologic Inc. (a)	12,336	536,863
Home Diagnostics Inc. (a)	568	7,435
Horizon Health Corp. (a)	3,832	58,515
Human Genome Sciences Inc. (a)	29,990	346,085
Hythiam Inc. (a)	6,600	47,652
I-Flow Corp. (a)	5,802	69,740
ICOS Corp. (a)	15,351	384,696
ICU Medical Inc. (a)	3,732	169,731
Idenix Pharmaceuticals Inc. (a)	6,069	58,869
Illumina Inc. (a)	10,136	334,893
Immucor Inc. (a)	16,135	361,585
Incyte Corp. (a)	22,154	93,711
Indevus Pharmaceuticals Inc. (a)	11,700	69,264
Integra LifeSciences Holdings Corp. (a)	4,527	169,672
Intermagnetics General Corp. (a)	9,942	268,931

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
InterMune Inc. (a)	6,089	$99,981
IntraLase Corp. (a)	5,558	109,548
Invacare Corp.	6,904	162,382
inVentiv Health Inc. (a)	6,456	206,786
Inverness Medical Innovations Inc. (a)	6,097	211,932
IRIS International Inc. (a)	5,016	57,684
Isis Pharmaceuticals Inc. (a)	17,802	127,818
Kendle International Inc. (a)	3,000	96,060
Kensey Nash Corp. (a)	2,900	84,883
Keryx Biopharmaceuticals Inc. (a)	10,823	128,036
Kindred Healthcare Inc. (a)	7,885	234,421
KV Pharmaceutical Co. (a)	9,680	229,416
Kyphon Inc. (a)	10,797	404,024
LCA-Vision Inc.	4,605	190,233
Lexicon Genetics Inc. (a)	13,560	51,121
LHC Group Inc. (a)	2,200	49,104
Lifecell Corp. (a)	7,430	239,395
Luminex Corp. (a)	8,138	148,356
Magellan Health Services Inc. (a)	9,053	385,658
MannKind Corp. (a)	5,055	96,045
Martek Biosciences Corp. (a)	7,037	151,366
Matria Healthcare Inc. (a)	5,178	143,897
Maxygen Inc. (a)	5,179	43,037
Medarex Inc. (a)	29,600	317,904
Medcath Corp. (a)	2,156	64,874
Medical Action Industries Inc. (a)	2,700	72,603
Medicines Co. (a)	12,110	273,202
Medicis Pharmaceutical Corp.	12,135	392,567
Mentor Corp.	8,113	408,814
Merge Technologies Inc. (a)	5,577	38,370
Meridian Bioscience Inc.	4,872	114,541
Merit Medical Systems Inc. (a)	6,797	92,303
Metabasis Therapeutics Inc. (a)	4,100	23,042
MGI Pharma Inc. (a)	17,797	306,286
Molecular Devices Corp. (a)	4,364	80,690
Molina Healthcare Inc. (a)	2,529	89,425
Momenta Pharmaceuticals Inc. (a)	4,511	60,989
Monogram Biosciences Inc. (a)	28,243	43,212
MWI Veterinary Supply Inc. (a)	1,400	46,942
Myogen Inc. (a)	9,552	335,084
Myriad Genetics Inc. (a)	8,570	211,250
Nabi Biopharmaceuticals (a)	15,411	89,076
Nastech Pharmaceutical Co. Inc. (a)	5,743	87,638
National Healthcare Corp.	1,573	84,517
Natus Medical Inc. (a)	4,700	64,155
Nektar Therapeutics (a)	21,699	312,683
Neurocrine Biosciences Inc. (a)	8,738	93,933
Neurometrix Inc. (a)	3,074	58,437
New River Pharmaceuticals Inc. (a)	4,116	105,905
Nighthawk Radiology Holdings Inc. (a)	1,100	21,043
Northfield Laboratories Inc. (a)	6,752	96,959
Northstar Neuroscience Inc. (a)	1,800	23,760
Novavax Inc. (a)	14,900	56,471

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Noven Pharmaceuticals Inc. (a)	6,141	$148,121
NPS Pharmaceuticals Inc. (a)	11,621	44,276
NuVasive Inc. (a)	8,022	161,322
Nuvelo Inc. (a)	12,721	232,031
NxStage Medical Inc. (a)	2,100	18,417
Odyssey HealthCare Inc. (a)	7,813	110,788
Omnicell Inc. (a)	6,300	112,707
Onyx Pharmaceuticals Inc. (a)	8,827	152,619
Option Care Inc.	6,670	89,311
OraSure Technologies Inc. (a)	11,075	89,043
OSI Pharmaceuticals Inc. (a)	12,800	480,384
Osiris Therapeutics Inc. (a)	800	8,008
Owens & Minor Inc.	8,665	284,992
Pain Therapeutics Inc. (a)	8,759	75,503
Palomar Medical Technologies Inc. (a)	4,279	180,574
Panacos Pharmaceuticals Inc. (a)	10,600	52,576
Par Pharmaceutical Cos Inc. (a)	7,521	137,183
Parexel International Corp. (a)	6,867	227,229
Parkway Properties Inc.	3,645	169,456
Penwest Pharmaceutical Co. (a)	5,749	95,721
Per-Se Technologies Inc. (a)	7,815	178,026
Peregrine Pharmaceuticals Inc. (a)	42,900	54,483
Pharmanet Development Group Inc. (a)	4,895	95,110
Pharmion Corp. (a)	6,471	139,450
Phase Forward Inc. (a)	7,307	87,246
PolyMedica Corp.	5,588	239,222
Pozen Inc. (a)	7,299	93,865
PRA International (a)	4,733	126,324
Progenics Pharmaceuticals Inc. (a)	5,339	125,253
PSS World Medical Inc. (a)	15,833	316,502
Psychiatric Solutions Inc. (a)	12,474	425,239
Quidel Corp. (a)	6,400	90,368
Radiation Therapy Services Inc. (a)	2,642	77,226
Regeneron Pharmaceutical Inc. (a)	11,482	180,153
RehabCare Group Inc. (a)	3,594	47,081
Renovis Inc. (a)	5,370	73,891
Res-Care Inc. (a)	5,788	116,281
Rigel Pharmaceuticals Inc. (a)	5,499	56,475
Salix Pharmaceuticals Ltd. (a)	11,375	154,245
Sangamo BioSciences Inc. (a)	7,400	41,144
Santarus Inc. (a)	11,400	84,588
Savient Pharmaceuticals Inc. (a)	10,063	65,510
Sciele Pharma Inc. (a)	7,279	137,136
Sirna Therapeutics Inc. (a)	8,500	47,345
Sirona Dental Systems Inc.	4,000	131,720
Solexa Inc. (a)	4,800	42,336
Somaxon Pharmaceuticals Inc. (a)	1,500	18,465
SonoSite Inc. (a)	3,969	112,720
Spectranetics Corp. (a)	7,600	88,920
Stereotaxis Inc. (a)	5,835	60,392
STERIS Corp.	14,904	358,590
Sun Healthcare Group Inc. (a)	5,900	63,366
Sunrise Senior Living Inc. (a)	9,864	294,638

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
SuperGen Inc. (a)	11,834	$55,146
SurModics Inc. (a)	4,000	140,480
Symbion Inc. (a)	4,805	88,220
Symmetry Medical Inc. (a)	7,508	113,296
Tanox Inc. (a)	5,339	63,107
Telik Inc. (a)	13,023	231,679
ThermoGenesis Corp. (a)	14,348	55,527
Thoratec Corp. (a)	13,130	204,959
Trimeris Inc. (a)	3,664	32,243
TriPath Imaging Inc. (a)	6,116	55,227
TriZetto Group Inc. (a)	10,772	163,088
United Surgical Partners International Inc. (a)	10,539	261,683
United Therapeutics Corp. (a)	5,305	278,725
Valeant Pharmaceuticals International	20,800	411,424
Varian Inc. (a)	7,435	341,043
Ventana Medical Systems Inc. (a)	6,796	277,481
Viasys Healthcare Inc. (a)	6,734	183,434
ViroPharma Inc. (a)	15,200	184,984
Visicu Inc. (a)	1,300	11,661
VistaCare Inc. Class A (a)	2,671	27,778
Vital Images Inc. (a)	3,490	110,214
Vital Signs Inc.	1,424	80,613
West Pharmaceutical Services Inc.	7,149	280,741
Wright Medical Group Inc. (a)	8,645	209,641
Xenoport Inc. (a)	5,200	105,924
Young Innovations Inc.	989	35,564
Zoll Medical Corp. (a)	2,533	90,909
ZymoGenetics Inc. (a)	9,495	160,181

		35,486,486

Industrials (13.70%)
3D Systems Corp. (a)	2,472	45,336
Aaon Inc.	1,688	38,503
AAR Corp. (a)	8,103	193,176
ABM Industries Inc.	9,335	175,125
ABX Air Inc. (a)	15,111	84,924
ACCO Brands Corp. (a)	9,900	220,374
Accuride Corp. (a)	4,967	54,687
Actuant Corp. Class A	6,150	308,115
Acuity Brands Inc.	10,662	484,055
Administaff Inc.	4,999	168,466
Advisory Board Co. (a)	4,778	241,385
Airtran Holdings Inc. (a)	20,267	201,049
Alaska Air Group Inc. (a)	9,017	343,007
Albany International Corp. Class A	6,551	208,453
Ambassadors International Inc.	1,300	41,067
Amerco Inc. (a)	2,388	177,070
American Commercial Lines Inc. (a)	7,500	445,875
American Ecology Corp.	3,846	75,920
American Railcar Industries Inc.	2,300	66,953
American Reprographics Co. (a)	6,521	209,063

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
American Science & Engineering Inc. (a)	2,281	$110,674
American Superconductor Corp. (a)	8,150	75,469
American Woodmark Corp.	3,270	110,166
Ameron International Corp.	2,152	142,979
Ampco-Pittsburgh Corp.	1,900	58,767
AMREP Corp.	500	24,435
AO Smith Corp.	5,229	206,179
Apogee Enterprises Inc.	7,136	108,539
Applied Industrial Technologies Inc.	11,149	272,036
ARGON ST Inc. (a)	2,563	61,435
Arkansas Best Corp.	5,590	240,538
Asset Acceptance Capital Corp. (a)	4,199	68,234
Astec Industries Inc. (a)	4,214	106,403
ASV Inc. (a)	4,774	71,180
Atlas Air Worldwide Holdings Inc. (a)	4,343	189,007
Badger Meter Inc.	2,830	71,288
Baldor Electric Co.	8,197	252,713
Banta Corp.	6,110	290,836
Barnes Group Inc.	7,744	135,985
Barrett Business Services Inc. (a)	1,200	25,764
Basin Water Inc. (a)	2,100	17,199
BE Aerospace Inc. (a)	18,794	396,365
Beacon Roofing Supply Inc. (a)	10,385	210,192
BlueLinx Holdings Inc.	2,335	22,229
Bowne & Co. Inc.	7,365	105,172
Brady Corp.	11,079	389,538
Briggs & Stratton Corp.	11,180	308,009
Bucyrus International Inc. Class A	7,621	323,283
Builders Firstsource Inc. (a)	4,100	62,443
Capstone Turbine Corp. (a)	25,200	35,532
Cascade Corp.	2,662	121,520
Casella Waste Systems Inc. (a)	5,945	61,471
CBIZ Inc. (a)	15,836	115,603
CDI Corp.	3,305	68,447
Celadon Group Inc. (a)	5,600	93,184
Central Parking Corp.	2,961	48,856
Cenveo Inc. (a)	12,571	236,586
Ceradyne Inc. (a)	6,020	247,362
China BAK Battery Inc. (a)	6,344	42,632
CIRCOR International Inc.	3,721	113,677
Clarcor Inc.	12,867	392,315
Clean Harbors Inc. (a)	3,735	162,659
Coinstar Inc. (a)	7,168	206,295
Color Kinetics Inc. (a)	2,947	50,040
Columbus McKinnon Corp. (a)	4,700	84,741
Comfort Systems USA Inc.	8,973	102,831
Commercial Vehicle Group Inc. (a)	4,159	80,102
CompX International Inc.	818	12,753
COMSYS IT Partners Inc. (a)	4,145	71,253
Consolidated Graphics Inc. (a)	2,701	162,519
Cornell Co. Inc. (a)	2,100	36,288
CoStar Group Inc. (a)	3,988	164,784

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CRA International Inc. (a)	3,015	$143,695
Cubic Corp.	3,065	60,013
Curtiss-Wright Corp.	10,528	319,525
Deluxe Corp.	11,200	191,520
DeVry Inc. (a)	14,959	318,178
Diamond Management & Technology Consultants Inc. (a)	6,359	70,839
Dollar Thrifty Automotive Group Inc. (a)	5,712	254,584
DXP Enterprises Inc. (a)	600	14,034
Dycom Industries Inc. (a)	8,933	192,059
Dynamex Inc. (a)	3,104	64,408
Dynamic Materials Corp.	2,854	92,527
DynCorp International Inc. (a)	5,000	62,950
EDO Corp.	4,564	104,424
EGL Inc. (a)	7,781	283,540
Electro Rent Corp. (a)	3,606	61,338
ElkCorp	5,311	144,194
EMCOR Group Inc. (a)	7,306	400,661
Encore Wire Corp. (a)	5,795	204,506
Energy Conversion Devices Inc. (a)	8,714	322,767
EnerSys (a)	10,023	160,769
ENGlobal Corp. (a)	3,100	19,189
Ennis Inc.	6,632	143,583
EnPro Industries Inc. (a)	4,648	139,719
ESCO Technologies Inc. (a)	5,610	258,284
Essex Corp. (a)	4,732	82,337
Esterline Technologies Corp. (a)	5,548	187,300
Evergreen Solar Inc. (a)	14,770	122,591
Exponent Inc. (a)	3,126	52,110
ExpressJet Holdings Inc. (a)	11,911	78,732
Federal Signal Corp.	10,434	159,118
First Advantage Corp. Class A (a)	2,001	41,741
First Consulting Group Inc. (a)	5,600	54,600
Flanders Corp. (a)	3,643	31,184
Florida East Coast Industries Inc.	8,666	494,655
Flow International Corp. (a)	8,400	108,948
Forward Air Corp.	7,508	248,440
Franklin Electric Co. Inc.	5,398	286,850
Freightcar America Inc.	2,960	156,880
Frontier Airlines Holdings Inc. (a)	10,126	83,539
FTI Consulting Inc. (a)	8,962	224,588
FuelCell Energy Inc. (a)	13,510	102,811
G&K Services Inc. Class A	4,280	155,920
Gehl Co. (a)	2,679	71,744
GenCorp Inc. (a)	11,826	151,846
General Cable Corp. (a)	11,422	436,435
Genesee & Wyoming Inc. (a)	7,988	185,481
Genlyte Group Inc. (a)	5,944	423,213
Geo Group Inc. (a)	3,160	133,510
Global Cash Access Holdings Inc. (a)	7,100	107,139
Goodman Global Inc. (a)	6,300	84,105
GrafTech International Ltd. (a)	20,027	116,958
Granite Construction Inc.	8,205	437,737

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Greenbrier Companies Inc.	3,507	$101,738
Griffon Corp. (a)	6,097	145,535
H&E Equipment Services Inc. (a)	2,900	70,731
Healthcare Services Group Inc.	6,994	175,969
Heartland Express Inc.	13,126	205,816
Heico Corp.	4,678	160,455
Heidrick & Struggles International Inc. (a)	4,512	162,432
Herley Industries Inc. (a)	5,180	64,128
Herman Miller Inc.	15,600	533,676
Hexcel Corp. (a)	20,774	293,952
Horizon Lines Inc.	2,400	40,080
Hub Group Inc. (a)	9,874	224,930
Hudson Highland Group Inc. (a)	6,446	63,171
Huron Consulting Group Inc. (a)	4,436	173,891
ICT Group Inc. (a)	1,300	40,911
IHS Inc. (a)	5,000	160,400
II-VI Inc. (a)	4,798	119,566
IKON Office Solutions Inc.	26,089	350,636
Infrasource Services Inc. (a)	5,704	100,105
Innerworkings Inc. (a)	152	1,786
Innovative Solutions & Support Inc. (a)	2,716	39,463
Insituform Technologies Inc. (a)	6,256	151,896
Insteel Industries Inc.	3,300	65,571
Integrated Electrical Services Inc. (a)	2,800	44,268
Interline Brands Inc. (a)	6,939	171,255
Interpool Inc.	2,254	50,625
Ionatron Inc. (a)	8,195	39,418
Jackson Hewitt Tax Service Inc.	8,792	263,848
Jacuzzi Brands Inc. (a)	16,790	167,732
Jetblue Airways Corp. (a)	41,500	384,705
John H Harland Co.	6,490	236,560
K&F Industries Holdings Inc. (a)	3,800	71,364
Kadant Inc. (a)	3,558	87,384
Kaman Corp.	5,646	101,684
Kaydon Corp.	6,832	252,921
Kelly Services Inc. Class A	5,416	148,453
Kenexa Corp. (a)	4,000	100,880
Kforce Inc. (a)	7,126	85,013
Knight Transportation Inc.	12,496	211,807
Knoll Inc.	7,044	142,289
Korn/Ferry International (a)	10,633	222,655
L.B. Foster Co. (a)	2,600	41,860
Labor Ready Inc. (a)	13,410	213,621
Ladish Co. Inc. (a)	3,400	98,192
Lamson & Sessions Co. (a)	3,400	80,988
Lawson Products Inc.	881	36,932
Layne Christensen Co. (a)	3,026	86,453
LECG Corp. (a)	5,128	96,201
Lindsay Manufacturing Co.	2,998	86,192
LSI Industries Inc.	5,590	90,837
M & F Worldwide Corp. (a)	2,264	33,281

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Marten Transport Ltd. (a)	4,159	$71,077
MasTec Inc. (a)	8,681	96,099
McGrath Rentcorp	4,740	121,344
Medis Technologies Ltd. (a)	4,594	113,518
Mercury Computer Systems Inc. (a)	5,670	67,189
Mesa Air Group Inc. (a)	8,385	65,068
Middleby Corp. (a)	1,617	124,606
Miller Industries Inc. (a)	2,500	45,675
Mine Safety Appliances Co.	6,718	239,429
Mobile Mini Inc. (a)	8,694	246,997
Moog Inc. (a)	9,243	320,362
MTC Technologies Inc. (a)	2,214	53,225
Mueller Industries Inc.	8,711	306,366
Mueller Water Products Inc. (a)	6,400	93,504
NACCO Industries Inc.	1,236	167,985
Navigant Consulting Inc. (a)	10,148	203,569
Navistar International Corp. (a)	13,800	356,316
NCI Building Systems Inc. (a)	4,732	275,260
NCO Group Inc. (a)	8,013	210,101
Nordson Corp.	6,972	277,904
Nuco2 Inc. (a)	3,961	106,551
Old Dominion Freight Line Inc. (a)	6,575	197,447
On Assignment Inc. (a)	5,300	51,993
Orbital Sciences Corp. (a)	11,766	220,848
P.A.M. Transportation Services Inc. (a)	1,300	32,578
Pacer International Inc.	8,905	247,203
Patriot Transportation Holding Inc. (a)	200	15,112
PeopleSupport Inc. (a)	4,700	86,950
Perini Corp. (a)	5,418	113,128
PGT Inc. (a)	4,100	57,646
PHH Corp. (a)	11,802	323,375
PICO Holdings Inc. (a)	1,747	56,865
Pike Electric Corp. (a)	3,800	56,620
Plug Power Inc. (a)	15,883	64,644
Portfolio Recovery Associates Inc. (a)	3,983	174,734
Powell Industries Inc. (a)	1,335	29,544
Power-One Inc. (a)	16,208	117,346
PW Eagle Inc.	2,600	78,026
Quality Distribution Inc. (a)	1,600	23,552
RailAmerica Inc. (a)	7,536	82,293
Raven Industries Inc.	4,192	125,802
RBC Bearings Inc. (a)	5,100	123,165
Regal-Beloit Corp.	7,622	331,557
Republic Airways Holdings Inc. (a)	8,332	129,313
Resources Connection Inc. (a)	11,583	310,309
Robbins & Myers Inc.	3,329	102,933
Rollins Inc.	5,995	126,554
Rush Enterprises Inc. Class A (a)	5,712	95,276
Saia Inc. (a)	3,635	118,501
Schawk Inc.	3,882	70,730
School Specialty Inc. (a)	5,564	196,354
Sequa Corp. (a)	1,571	147,454
Simpson Manufacturing Co. Inc.	8,757	236,702

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
SIRVA Inc. (a)	10,503	$27,938
Sitel Corp. (a)	11,900	35,819
Skywest Inc.	14,921	365,863
Spherion Corp. (a)	13,893	99,335
Standard Parking Corp. (a)	900	28,242
Standard Register Co.	3,596	47,467
Standex International Corp.	2,827	78,817
Sterling Construction Co. Inc. (a)	2,200	44,132
Superior Essex Inc. (a)	5,149	176,353
Synagro Technologies Inc.	11,900	50,218
TAL International Group Inc.	3,400	72,114
Taleo Corp. (a)	2,600	26,312
Taser International Inc. (a)	14,892	114,073
Team Inc. (a)	1,800	45,108
Tecumseh Products Co. (a)	4,237	64,445
Teledyne Technologies Inc. (a)	8,059	319,136
TeleTech Holdings Inc. (a)	7,505	117,303
Tennant Co.	3,776	91,908
Tetra Tech Inc. (a)	14,351	249,994
The Gormann-Rupp Co.	1,784	58,337
The Providence Service Corp. (a)	3,099	85,501
Titan International Inc.	4,478	80,962
TransDigm Group Inc. (a)	2,154	52,601
Tredegar Corp.	8,099	135,577
Trex Co. Inc. (a)	2,934	70,885
Triumph Group Inc.	3,882	164,403
TurboChef Technologies Inc. (a)	2,930	40,727
UAP Holding Corp.	12,121	259,026
United Industrial Corp.	2,265	121,177
United Stationers Inc. (a)	7,554	351,337
Universal Forest Products Inc.	4,010	196,690
Universal Truckload Services Inc. (a)	1,100	28,567
US Xpress Enterprises Inc. Class A (a)	2,374	54,958
USA Truck Inc. (a)	2,206	42,024
Valmont Industries Inc.	4,532	236,797
Viad Corp.	5,162	182,786
Vicor Corp.	3,808	43,944
Volt Information Sciences Inc. (a)	2,069	73,553
Wabash National Corp.	8,051	110,218
Wabtec Corp.	11,441	310,394
Washington Group International Inc. (a)	6,872	404,486
Waste Connections Inc. (a)	10,160	385,166
Waste Industries USA Inc.	1,400	37,842
Waste Services Inc. (a)	5,657	51,705
Watsco Inc.	6,799	312,822
Watson Wyatt Worldwide Inc.	10,033	410,550
Watts Water Technologies Inc.	6,424	204,026
Werner Enterprises Inc.	12,426	232,490
Williams Scotsman International Inc. (a)	7,200	153,792
Woodward Governor Co.	7,355	246,687

		41,794,490

	Shares	Value
Common Stocks (Cont.)
Information Technology (18.09%)
24/7 Real Media Inc. (a)	11,100	$94,794
3Com Corp. (a)	91,971	405,592
Access Integrated Technologies Inc. (a)	2,500	23,675
Actel Corp. (a)	6,637	103,205
Actuate Corp. (a)	11,600	51,272
Adaptec Inc. (a)	27,524	121,381
ADE Corp. (a)	2,796	89,528
Adtran Inc.	16,052	382,680
Advanced Analogic Technologies Inc. (a)	7,700	42,273
Advanced Energy Industries Inc. (a)	9,133	155,626
Advent Software Inc. (a)	5,205	188,473
Aeroflex Inc. (a)	18,709	192,329
Agile Software Corp. (a)	14,523	94,835
Agilysys Inc.	7,360	103,334
Altiris Inc. (a)	5,210	109,879
AMIS Holdings Inc. (a)	8,950	84,935
Amkor Technology Inc. (a)	24,664	127,266
ANADIGICS Inc. (a)	11,500	82,340
Anaren Inc. (a)	4,446	93,677
Andrew Corp. (a)	35,600	328,588
Anixter International Inc. (a)	7,196	406,358
Ansoft Corp. (a)	4,084	101,732
Ansys Inc. (a)	7,772	343,367
Applied Micro Circuits Corp. (a)	67,450	194,930
aQuantive Inc. (a)	18,439	435,529
Ariba Inc. (a)	16,294	122,042
Arris Group Inc. (a)	24,893	285,274
Art Technology Group Inc. (a)	26,800	68,608
Aspen Technology Inc. (a)	10,820	118,154
Asyst Technologies Inc. (a)	12,175	82,303
Atheros Communications (a)	11,523	208,912
ATMI Inc. (a)	9,288	270,002
Avanex Corp. (a)	39,600	68,508
Avid Technology Inc. (a)	9,400	342,348
Avocent Corp. (a)	11,474	345,597
Axcelis Technologies Inc. (a)	25,786	182,049
Bankrate Inc. (a)	2,583	68,604
BearingPoint Inc. (a)	41,522	326,363
Bel Fuse Inc.	2,770	88,889
Belden CDT Inc.	10,131	387,308
Benchmark Electronics Inc. (a)	13,977	375,702
Black Box Corp.	4,455	173,389
Blackbaud Inc.	10,911	239,933
Blackboard Inc. (a)	6,591	174,661
Blue Coat Systems Inc. (a)	3,339	60,135
Bookham Inc. (a)	14,500	46,690
Borland Software Corp. (a)	20,801	119,190
Bottomline Technologies Inc. (a)	4,431	43,247
Brightpoint Inc. (a)	11,161	158,709
Brocade Communications Systems Inc. (a)	63,755	450,110

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Brooks Automation Inc. (a)	17,749	$231,624
C-COR Inc. (a)	9,769	83,818
Cabot Microelectronics Corp. (a)	5,861	168,914
CACI International Inc. (a)	6,800	374,068
CalAmp Corp. (a)	4,700	28,623
Carrier Access Corp. (a)	4,100	29,110
Cass Information Systems Inc.	1,050	34,765
Checkpoint Systems Inc. (a)	8,609	142,135
Chordiant Software Inc. (a)	16,400	50,348
Ciber Inc. (a)	10,743	71,226
Cirrus Logic Inc. (a)	19,097	139,217
Click Commerce Inc. (a)	2,703	61,142
CMGI Inc. (a)	114,956	121,853
CNET Networks Inc. (a)	36,483	349,507
Cogent Inc. (a)	9,471	130,037
Cognex Corp.	11,561	292,031
Coherent Inc. (a)	7,450	258,217
Cohu Inc.	6,008	107,123
CommScope Inc. (a)	12,929	424,847
Commvault Systems Inc. (a)	588	10,584
Comtech Group Inc. (a)	3,800	56,886
Comtech Telecommunications Corp. (a)	5,497	184,040
Concur Technologies Inc. (a)	7,797	113,446
Conexant Systems Inc. (a)	111,660	223,320
Convera Corp. (a)	5,800	30,682
Covansys Corp. (a)	6,236	106,885
CPI International Inc. (a)	1,100	14,487
Credence Systems Corp. (a)	23,441	66,807
CSG Systems International Inc. (a)	11,365	300,377
CTS Corp.	7,641	105,293
CyberSource Corp. (a)	7,929	93,800
Cymer Inc. (a)	8,576	376,572
Daktronics Inc.	9,152	189,355
DealerTrack Holdings Inc. (a)	2,100	46,431
Digi International Inc. (a)	4,548	61,398
Digital Insight Corp. (a)	8,190	240,131
Digital River Inc. (a)	9,211	470,866
Digitas Inc. (a)	21,974	211,390
Diodes Inc. (a)	4,593	198,280
Ditech Networks Inc. (a)	8,077	62,274
DSP Group Inc. (a)	7,724	176,493
DTS Inc. (a)	3,884	82,263
Eagle Test Systems Inc. (a)	2,100	34,692
Earthlink Inc. (a)	32,932	239,416
Echelon Corp. (a)	5,844	48,038
eCollege.com Inc. (a)	4,427	70,788
eFunds Corp. (a)	9,897	239,309
Electro Scientific Industries Inc. (a)	6,738	138,803
Electronics for Imaging Inc. (a)	13,908	318,215
Emcore Corp. (a)	10,381	61,456
EMS Technologies Inc. (a)	4,200	78,876
Emulex Corp. (a)	18,788	341,378
Entegris Inc. (a)	34,193	373,046

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Epicor Software Corp. (a)	11,314	$148,327
EPIQ Systems Inc. (a)	3,860	56,781
Equinix Inc. (a)	6,957	418,116
Euronet Worldwide Inc. (a)	8,181	200,844
Exar Corp. (a)	8,467	112,526
Excel Technology Inc. (a)	2,546	75,336
Extreme Networks Inc. (a)	30,464	110,584
FalconStor Software Inc. (a)	6,416	49,339
FEI Co. (a)	5,786	122,142
FileNet Corp. (a)	10,473	364,775
Finisar Corp. (a)	50,575	183,587
Flir Systems Inc. (a)	16,300	442,708
Formfactor Inc. (a)	11,069	466,337
Forrester Research Inc. (a)	3,052	80,298
Foundry Networks Inc. (a)	35,254	463,590
Gartner Inc. (a)	14,251	250,675
Gateway Inc. (a)	52,490	99,206
Genesis Microchip Inc. (a)	8,307	97,773
Gerber Scientific Inc. (a)	4,500	67,410
Gevity HR Inc.	6,578	149,847
Global Imaging Systems Inc. (a)	11,252	248,332
Harmonic Inc. (a)	19,254	141,517
Heartland Payment Systems Inc.	2,800	72,800
Hittite Microwave Corp. (a)	3,400	151,300
Hutchinson Technology Inc. (a)	6,528	137,284
Hypercom Corp. (a)	13,541	91,808
Hyperion Solutions Corp. (a)	13,200	455,136
I.D. Systems Inc. (a)	2,900	68,527
i2 Technologies Inc. (a)	3,600	67,428
iGate Corp. (a)	6,126	30,262
Ikanos Communications (a)	5,400	63,558
Imation Corp.	7,759	311,524
Infocrossing Inc. (a)	4,111	55,128
Informatica Corp. (a)	21,108	286,858
Infospace Inc. (a)	7,635	140,789
InfoUSA Inc.	6,625	54,987
Integral Systems Inc.	1,983	61,989
Inter-Tel Inc.	4,985	107,676
InterDigital Communications Corp. (a)	12,730	434,093
Intergraph Corp. (a)	7,136	305,992
Intermec Inc. (a)	12,347	325,467
Internap Network Services Corp. (a)	6,590	100,300
International DisplayWorks Inc. (a)	12,450	79,306
Internet Capital Group Inc. (a)	10,321	97,533
Internet Security Systems Inc. (a)	8,756	243,067
InterVoice Inc. (a)	9,677	61,352
Interwoven Inc. (a)	8,361	92,222
Intevac Inc. (a)	5,032	84,538
iPass Inc. (a)	15,928	74,543
Itron Inc. (a)	5,709	318,562
Ixia (a)	9,203	81,999
IXYS Corp. (a)	5,114	42,906
j2 Global Communications Inc. (a)	11,016	299,305

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Jack Henry & Associates Inc.	19,596	$426,605
JDA Software Group Inc. (a)	7,732	119,227
Jupitermedia Corp. (a)	5,362	46,435
Kanbay International Inc. (a)	7,080	145,565
Keane Inc. (a)	10,500	151,305
Kemet Corp. (a)	20,796	167,824
Komag Inc. (a)	6,761	216,082
Kopin Corp. (a)	18,601	62,313
Kronos Inc. (a)	7,573	258,164
Kulicke & Soffa Industries Inc. (a)	13,528	119,588
L-1 Identity Solutions Inc. (a)	15,947	208,108
Landauer Inc.	1,980	100,485
Lattice Semiconductor Corp. (a)	28,293	192,958
Lawson Software Inc. (a)	28,984	210,134
Lightbridge Inc. (a)	6,750	79,110
Lionbridge Technologies Inc. (a)	14,692	112,100
Liquidity Services Inc. (a)	2,200	34,298
Littelfuse Inc. (a)	5,437	188,664
LoJack Corp. (a)	4,914	96,265
Loral Space & Communications Inc. (a)	2,300	60,536
LTX Corp. (a)	15,869	79,504
Macrovision Corp. (a)	11,354	268,976
Magma Design Automation Inc. (a)	7,069	64,328
Manhattan Associates Inc. (a)	6,305	152,203
ManTech International Corp. (a)	4,637	153,067
Mapinfo Corp. (a)	4,141	53,129
Marchex Inc. Class B (a)	4,972	76,270
Mattson Technology Inc. (a)	12,652	105,012
MAXIMUS Inc.	4,313	112,569
Maxwell Technologies Inc. (a)	3,700	75,258
McDATA Corp. (a)	38,833	195,330
Measurement Specialties Inc. (a)	2,800	52,220
Mentor Graphics Corp. (a)	19,826	279,150
Methode Electronics Inc.	7,267	69,109
Metrologic Instruments Inc. (a)	3,408	61,889
Micrel Inc. (a)	15,495	148,597
Micros Systems Inc. (a)	9,308	455,347
Microsemi Corp. (a)	16,516	311,327
MicroStrategy Inc. (a)	2,325	236,755
Microtune Inc. (a)	12,977	63,068
Midway Games Inc. (a)	7,523	66,052
Mindspeed Technologies Inc. (a)	23,200	40,136
MIPS Technologies Inc. (a)	10,820	73,035
MKS Instruments Inc. (a)	9,178	186,405
Mobility Electronics Inc. (a)	7,104	39,498
Monolithic Power Systems Inc. (a)	4,425	41,860
MoSys Inc. (a)	4,500	30,285
Move Inc. (a)	24,008	117,879
MPS Group Inc. (a)	24,525	370,573
MRO Software Inc. (a)	4,898	125,732
MRV Communications Inc. (a)	32,288	89,115
MTS Systems Corp.	4,457	144,139
Multi-Fineline Electronix Inc. (a)	2,234	56,677

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Neoware Inc. (a)	4,200	$57,078
Ness Technologies Inc. (a)	7,505	100,192
Net 1 UEPS Technologies Inc. (a)	11,700	267,462
Netgear Inc. (a)	7,348	151,295
Netlogic Microsystems Inc. (a)	4,044	102,596
Netratings Inc. (a)	2,796	39,787
NetScout Systems Inc. (a)	4,807	31,197
Newport Corp. (a)	10,418	169,813
Nextest Systems Corp. (a)	1,100	14,476
NIC Inc. (a)	6,806	35,051
Novatel Wireless Inc. (a)	7,780	74,921
Nuance Communications Inc. (a)	30,440	248,695
Omnivision Technologies Inc. (a)	11,680	166,674
ON Semiconductor Corp. (a)	36,037	211,898
Online Resources Corp. (a)	5,918	72,495
Open Solutions Inc. (a)	5,328	153,500
Openwave Systems Inc. (a)	20,852	195,175
Oplink Communications Inc. (a)	4,211	84,136
OPNET Technologies Inc. (a)	2,500	32,775
Opsware Inc. (a)	20,460	184,345
OSI Systems Inc. (a)	3,165	62,034
OYO Geospace Corp. (a)	1,000	56,750
Packeteer Inc. (a)	8,494	73,133
Palm Inc. (a)	20,676	301,043
Parametric Technology Corp. (a)	26,094	455,601
Park Electrochemical Corp.	5,188	164,356
ParkerVision Inc. (a)	3,800	27,626
Paxar Corp. (a)	8,754	174,905
PDF Solutions Inc. (a)	5,699	62,461
Pegasus Wireless Corp. (a)	11,900	7,259
Pegasystems Inc.	2,200	19,206
Perficient Inc. (a)	4,500	70,560
Pericom Semiconductor Corp. (a)	5,309	51,763
Perot Systems Corp. (a)	19,915	274,628
Photon Dynamics Inc. (a)	3,999	53,067
Photronics Inc. (a)	8,772	123,948
Plantronics Inc.	10,738	188,237
Plexus Corp. (a)	11,133	213,754
PLX Technology Inc. (a)	6,211	64,408
Polycom Inc. (a)	20,423	500,976
PortalPlayer Inc. (a)	6,102	68,831
Powerwave Technologies Inc. (a)	24,936	189,514
Presstek Inc. (a)	5,962	32,135
Progress Software Corp. (a)	9,835	255,710
QAD Inc.	2,454	19,828
Quality Systems Inc.	3,568	138,403
Quantum Corp. (a)	40,640	88,595
Quest Software Inc. (a)	15,798	225,595
Rackable Systems Inc. (a)	6,800	186,116
Radiant Systems Inc. (a)	6,614	79,897
Radisys Corp. (a)	5,229	111,116
Radyne Corp. (a)	4,600	56,304
RAE Systems Inc. (a)	10,100	30,805

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RealNetworks Inc. (a)	25,179	$267,149
Redback Networks Inc. (a)	12,380	171,834
Renaissance Learning Inc.	1,792	25,644
RF Micro Devices Inc. (a)	44,020	333,672
RightNow Technologies Inc. (a)	3,094	48,297
Riverbed Technology Inc. (a)	1,190	23,205
Rofin-Sinar Technologies Inc. (a)	3,667	222,844
Rogers Corp. (a)	3,765	232,489
Rudolph Technologies Inc. (a)	5,617	102,960
S1 Corp. (a)	18,444	85,027
Safeguard Scientifics Inc. (a)	25,000	49,000
SafeNet Inc. (a)	6,298	114,561
Sapient Corp. (a)	19,608	106,864
SAVVIS Inc. (a)	7,700	219,450
Scansource Inc. (a)	6,552	198,722
Secure Computing Corp. (a)	10,808	68,415
Semitool Inc. (a)	5,645	58,369
Semtech Corp. (a)	17,322	221,029
SI International Inc. (a)	3,481	111,322
Sigma Designs Inc. (a)	5,800	86,710
Silicon Image Inc. (a)	20,073	255,329
Silicon Storage Technology Inc. (a)	19,284	79,450
Sirenza Microdevices Inc. (a)	6,100	48,190
SiRF Technology Holdings Inc. (a)	11,538	276,797
Skyworks Solutions Inc. (a)	35,467	184,074
Smith Micro Software Inc. (a)	4,900	70,462
Sohu.com Inc. (a)	5,404	118,996
Sonic Solutions (a)	6,309	96,149
SonicWALL Inc. (a)	15,466	168,889
Sonus Networks Inc. (a)	57,306	301,430
SPSS Inc. (a)	4,658	116,124
SRA International Inc. (a)	8,400	252,504
Standard Microsystems Corp. (a)	5,432	154,377
Startek Inc.	3,107	38,744
Stellent Inc.	5,895	63,902
Stratasys Inc. (a)	2,607	68,851
Stratex Networks Inc. (a)	23,000	102,120
SunPower Corp. Class A (a)	2,500	69,350
Supertex Inc. (a)	2,980	115,833
Sybase Inc. (a)	20,100	487,224
Sycamore Networks Inc. (a)	44,474	168,112
Sykes Enterprises Inc. (a)	7,569	154,029
Symmetricom Inc. (a)	11,346	91,562
Synaptics Inc. (a)	5,516	134,425
SYNNEX Corp. (a)	2,405	55,339
Syntel Inc.	1,605	36,353
Take-Two Interactive Software Inc. (a)	15,800	225,308
Talx Corp.	8,033	196,969
Technitrol Inc.	10,180	303,873
Tekelec (a)	14,437	187,104
Terremark Worldwide Inc. (a)	7,158	39,727
Tessera Technologies Inc. (a)	9,872	343,348
The BISYS Group Inc. (a)	26,900	292,134

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
The Knot Inc. (a)	3,600	$79,668
TheStreet.com Inc.	4,700	50,008
THQ Inc. (a)	14,109	411,560
TIBCO Software Inc. (a)	49,720	446,486
TNS Inc. (a)	5,205	78,387
Transaction Systems Architects Inc. (a)	8,716	299,133
Transmeta Corp. (a)	47,100	54,165
TranSwitch Corp. (a)	34,406	48,512
Travelzoo Inc. (a)	834	24,036
Trident Microsystems Inc. (a)	12,684	295,030
Triquint Semiconductor Inc. (a)	35,109	182,567
TTM Technologies Inc. (a)	9,960	116,532
Tyler Technologies Inc. (a)	7,590	98,139
Ulticom Inc. (a)	2,478	25,796
Ultimate Software Group Inc. (a)	5,833	137,250
Ultratech Inc. (a)	5,479	72,980
United Online Inc.	15,237	185,587
Universal Display Corp. (a)	5,433	59,926
UTStarcom Inc. (a)	26,743	237,210
VA Software Corp. (a)	15,400	61,908
ValueClick Inc. (a)	22,840	423,454
Varian Semiconductor Equipment Associates Inc. (a)	12,776	468,879
VASCO Data Security International Inc. (a)	7,102	73,577
Veeco Instruments Inc. (a)	6,602	133,030
Verint Systems Inc. (a)	3,095	93,005
ViaSat Inc. (a)	5,764	144,561
Vignette Corp. (a)	6,730	91,124
Virage Logic Corp. (a)	2,798	25,490
Volterra Semiconductor Corp. (a)	4,721	76,716
WebEx Communications Inc. (a)	9,386	366,242
webMethods Inc. (a)	13,945	106,679
Websense Inc. (a)	10,502	226,948
WebSideStory Inc. (a)	4,433	58,560
Wind River Systems Inc. (a)	16,954	181,577
Witness Systems Inc. (a)	8,484	148,725
Wright Express Corp. (a)	9,983	240,191
X-Rite Inc.	6,166	66,223
Zhone Technologies Inc. (a)	29,188	31,231
Zoran Corp. (a)	10,694	171,960
Zygo Corp. (a)	4,500	57,375

		55,184,749

Materials (4.46%)
A. Schulman Inc.	7,060	165,981
AEP Industries Inc. (a)	1,400	58,730
AK Steel Holding Corp. (a)	25,459	309,072
Aleris International Inc. (a)	7,682	388,248
AM Castle & Co.	2,189	58,753
AMCOL International Corp.	5,444	135,610
American Vanguard Corp.	3,613	50,582

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
AptarGroup Inc.	8,400	$427,392
Arch Chemicals Inc.	6,082	173,033
Balchem Corp.	2,395	47,397
Bowater Inc.	12,275	252,497
Brush Engineered Materials Inc. (a)	5,152	128,130
Buckeye Technologies Inc. (a)	6,374	54,179
Calgon Carbon Corp. (a)	10,752	47,524
Cambrex Corp.	6,081	125,938
Caraustar Industries Inc. (a)	6,104	48,649
Century Aluminum Co. (a)	5,383	181,138
CF Industries Holdings Inc.	11,800	201,426
Chaparral Steel Co. (a)	11,260	383,516
Chesapeake Corp.	4,594	65,740
Cleveland-Cliffs Inc.	10,186	388,188
Coeur d’Alene Mines Corp. (a)	61,075	287,663
Compass Minerals International Inc.	7,250	205,247
Deltic Timber Corp.	2,730	130,112
Ferro Corp.	10,940	194,513
Georgia Gulf Corp.	7,311	200,468
Gibraltar Industries Inc.	6,182	137,117
Glatfelter	10,596	143,576
Graphic Packaging Corp. (a)	14,160	51,826
Greif Inc.	3,896	312,109
HB Fuller Co.	13,014	305,048
Headwaters Inc. (a)	9,401	219,513
Hecla Mining Co. (a)	29,691	170,426
Hercules Inc. (a)	26,691	420,917
Innospec Inc.	3,106	92,248
Koppers Holdings Inc.	2,700	51,219
Kronos Worldwide Inc.	710	20,441
Longview Fibre Co.	15,381	312,542
MacDermid Inc.	6,598	215,227
Mercer International Inc.-SBI (a)	5,644	53,279
Metal Management Inc.	6,494	180,793
Minerals Technologies Inc.	4,309	230,101
Myers Industries Inc.	5,345	90,865
Neenah Paper Inc.	4,084	139,795
NewMarket Corp.	4,293	249,681
NL Industries Inc.	1,843	18,319
NN Inc.	3,390	40,104
Olin Corp.	17,308	265,851
Olympic Steel Inc.	2,100	52,206
OM Group Inc. (a)	6,469	284,248
Omnova Solutions Inc. (a)	8,300	34,694
Oregon Steel Mills Inc. (a)	8,183	399,903
Pioneer Companies Inc. (a)	2,914	71,422
PolyOne Corp. (a)	23,048	191,990
Potlatch Corp.	9,234	342,581
Quanex Corp.	8,441	256,184
Rock-Tenn Co.	8,518	168,656
Rockwood Holdings Inc. (a)	8,574	171,309
Royal Gold Inc.	4,431	120,213
RTI International Metals Inc. (a)	5,079	221,343

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ryerson Inc.	5,736	$125,561
Schnitzer Steel Industries Inc.	5,184	163,503
Schweitzer-Mauduit International Inc.	3,630	68,897
Senomyx Inc. (a)	6,360	97,753
Sensient Technology Corp.	10,544	206,346
Silgan Holdings Inc.	5,986	224,834
Spartech Corp.	8,304	222,298
Steel Technologies Inc.	3,207	62,953
Stepan Co.	1,151	33,644
Stillwater Mining Co. (a)	10,399	87,352
Symyx Technologies Inc. (a)	8,469	179,458
Terra Industries Inc. (a)	20,679	159,435
Texas Industries Inc.	5,150	268,109
Tronox Inc. Class B	10,300	131,531
US Concrete Inc. (a)	8,300	54,033
Wausau Paper Corp.	11,826	159,651
Wheeling-Pittsburgh Corp. (a)	2,527	43,237
Worthington Industries Inc.	17,167	292,869
WR Grace & Co. (a)	14,376	190,626
Zoltek Companies Inc. (a)	3,205	81,888

		13,599,450

Telecommunication Services (1.41%)
@Road Inc. (a)	12,940	75,570
Alaska Communications Systems Group Inc.	10,979	145,691
Atlantic Tele-Network Inc.	900	16,632
Broadwing Corp. (a)	18,712	236,145
Cbeyond Inc. (a)	4,400	120,780
Centennial Communications Corp. (a)	4,528	24,134
Cincinnati Bell Inc. (a)	59,285	285,754
Cogent Communications Group Inc. (a)	5,200	60,268
Commonwealth Telephone Enterprises Inc.	5,344	220,333
Consolidated Communications Holdings Inc.	4,800	89,808
Covad Communications Group Inc. (a)	65,000	96,850
CT Communications Inc.	4,775	103,713
Dobson Communications Corp. (a)	36,092	253,366
Eschelon Telecom Inc. (a)	1,700	28,883
FairPoint Communications Inc.	6,340	110,316
FiberTower Corp. (a)	27,600	260,820
General Communication Inc. Class A (a)	13,682	169,520
Golden Telecom Inc.	4,624	139,876
IDT Corp. Class B (a)	12,063	173,949
InPhonic Inc. (a)	5,205	41,224
Iowa Telecommunications Service Inc.	6,997	138,471
iPCS Inc. (a)	4,000	214,200
North Pittsburgh Systems Inc.	3,085	77,649
NTELOS Holdings Corp. (a)	3,900	49,803
Premiere Global Services Inc. (a)	18,540	160,927
Shenandoah Telecommunications Co.	1,546	67,205

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
SureWest Communications	3,362	$65,458
Syniverse Holdings Inc. (a)	4,990	74,850
Talk America Holdings Inc. (a)	5,605	53,248
Time Warner Telecom Inc. (a)	28,016	532,584
USA Mobility Inc. (a)	6,549	149,579
Vonage Holdings Corp. (a)	6,200	42,656
Wireless Facilities Inc. (a)	15,596	33,375

		4,313,637

Utilities (2.82%)
Allete Inc.	6,186	268,782
American States Water Co.	6,678	255,433
Aquila Inc. (a)	82,644	357,848
Avista Corp.	11,006	260,622
Black Hills Corp.	7,032	236,346
California Water Service Group	3,904	144,175
Cascade Natural Gas Corp.	2,369	61,807
CH Energy Group Inc.	3,926	202,071
Cleco Corp.	11,384	287,332
Duquesne Light Holdings Inc.	20,719	407,336
El Paso Electric Co. (a)	10,232	228,583
Empire District Electric Co.	7,130	159,569
EnergySouth Inc.	1,212	40,905
Idacorp Inc.	10,555	399,085
ITC Holdings Corp.	2,800	87,360
Laclede Group Inc.	4,688	150,391
MGE Energy Inc.	4,159	134,668
New Jersey Resources Corp.	6,540	322,422
Nicor Inc.	10,324	441,454
Northwest Natural Gas Co.	5,773	226,763
NorthWestern Corp.	8,623	301,633
Ormat Technologies Inc.	1,600	52,352
Otter Tail Corp.	5,966	174,446
Peoples Energy Corp.	8,649	351,582
Piedmont Natural Gas Co. Inc.	16,800	425,208
PNM Resources Inc.	15,100	416,307
Portland General Electric Co.	6,700	163,547
SJW Corp.	3,348	100,139
South Jersey Industries Inc.	6,450	192,919
Southwest Gas Corp.	10,224	340,664
Southwest Water Co.	6,615	80,901
UIL Holdings Corp.	6,258	234,675
Unisource Energy Corp.	7,811	260,341
Westar Energy Inc.	19,900	467,849
WGL Holdings Inc.	11,900	372,946

		8,608,461

Total Common Stocks
(cost $252,302,257)		297,183,491

	Shares or principal amount	Value
Short-term Investments (3.04%)
JPMorgan Treasury Plus Money Market Fund	8,722,168	$8,722,168
U.S. Treasury Bills, (b)
4.850%, 02/22/2007	$550,000	539,481

Total Short-term Investments
(cost $9,261,411)		9,261,649

TOTAL INVESTMENTS (100.46%)
(cost $261,563,668)		306,445,140
LIABILITIES, NET OF OTHER ASSETS (-0.46%)		(1,408,392)

NET ASSETS (100.00%)		$305,036,748

(a)	Non-income producing security.

(b)	At September 30, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.09%)
Australia (5.14%)
Alinta Ltd.	3,561	$30,256
Alumina Ltd.	24,149	111,409
Amcor Ltd.	17,066	94,504
AMP Ltd.	36,537	243,445
Ansell Ltd.	1,967	15,525
APN News & Media Ltd.	4,395	16,640
Aristocrat Leisure Ltd.	4,438	46,638
Australia & New Zealand Banking Group Ltd.	34,091	682,460
Australian Gas & Light Co.	8,277	132,322
Australian Stock Exchange	3,607	87,370
Axa Asia Pacific Holdings	13,077	63,351
Babcock & Brown Ltd.	2,375	35,650
BHP Billiton Ltd.	63,769	1,218,118
Billabong International Ltd.	2,124	23,191
Bluescope Steel	10,153	49,034
Boral Ltd.	14,449	77,859
Brambles Industries Ltd.	19,293	183,333
Caltex Australian Ltd.	2,825	50,321
Centro Properties Group	19,038	114,222
CFS Retail Property Trust	23,553	35,459
CFS Retail Property Trust New (a)	722	1,065
Challenger Financial Service	5,317	13,751
Coca-Cola Amatil Ltd.	10,592	52,812
Cochlear Ltd.	1,111	43,886
Coles Myer Ltd.	21,707	232,805
Commonwealth Bank of Australia	23,028	785,197
Commonwealth Property Office	21,676	22,779
Computershare Ltd.	6,294	36,167
CSL Ltd.	3,509	141,302
CSR Ltd.	12,165	27,018
DB RREEF Trust	50,789	60,565
DCA Group Ltd.	4,790	12,245
Downer Edi Ltd.	3,691	16,505
Foster’s Group Ltd.	36,357	174,504
Futuris Corp. Ltd.	7,091	10,728
GPT Group	43,562	152,594
Harvey Norman Holdings Ltd.	8,815	23,257
Iluka Resources Ltd.	3,350	17,752
ING Industrial Fund	12,535	22,048
Insurance Australia Group Ltd.	32,762	128,925
Investa Property Group	25,561	46,865
James Hardie Industries Ltd.	6,878	38,241
John Fairfax Holdings Ltd.	13,922	43,787
Leighton Holdings Ltd.	1,701	24,518
Lend Lease Corp. Ltd.	5,420	64,713
Lion Nathan Ltd.	6,271	37,858
Macquarie Airports	9,669	22,123
Macquarie Bank Ltd.	4,394	226,456
Macquarie Communications Infrastructure Group	4,641	21,445
Macquarie Goodman Group	25,554	124,176

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Infrastructure Grp.	54,559	$130,121
Mayne Pharma Ltd.	10,071	32,200
Mirvac Group	12,580	44,442
Multiplex Group	7,811	20,492
National Australia Bank Ltd.	28,378	776,210
Newcrest Mining Ltd.	6,951	116,563
Onesteel Ltd.	7,379	23,098
Orica Ltd.	4,925	82,478
Origin Energy Ltd.	15,575	77,426
Pacific Brands Ltd.	11,294	21,296
Paperlinx Ltd.	6,208	17,813
Perpetual Trustees Australia	548	29,856
Publishing & Broadcasting	2,191	30,438
Qantas Airways Ltd.	13,179	38,405
QBE Insurance Group Ltd.	13,859	253,063
Rinker Group Ltd.	15,882	164,532
Rio Tinto Ltd.	5,169	270,057
Santos Ltd.	12,339	102,906
Sonic Healthcare Ltd.	3,542	34,793
Stockland	28,713	158,359
Stockland New (a)	868	4,703
Suncorp-Metway Ltd.	10,083	164,876
Sydney Roads Group (a)	17,463	14,447
Symbion Health Ltd.	10,071	25,670
Tabcorp Holding Ltd.	11,631	135,490
Tattersall’s Ltd.	11,412	30,449
Telstra Corp. Ltd.	38,636	106,831
Toll Holdings Ltd.	9,733	111,641
Transurban Group	15,958	86,823
Unitab Ltd. (b)	1,707	18,956
Wesfarmers Ltd.	7,266	189,158
Westfield Group	26,811	376,066
Westpac Banking Corp.	31,895	539,847
Woodside Petroleum Ltd.	8,590	251,283
Woolworths Ltd.	22,048	332,920
Zinifex Ltd.	4,558	39,916

		10,790,818

Austria (0.54%)
Andritz AG	159	24,255
BETandWIN.com Interactive Entertainment AG (a)	300	7,913
Boehler-Uddeholm	804	45,226
Erste Bank Der Oester Spark	3,425	213,245
Flughafen Wien AG	163	13,499
IMMOEAST Immobilien Anlagen AG (a)	4,075	49,554
Immofinanz Immobilien Anlagen AG (a)	8,406	101,263
Mayr-Melnhof Karton AG	48	8,243
Meinl European Land Ltd. (a)	2,055	44,768
Oest Elektrizatswirts AG Class A	1,400	67,726
OMV AG	3,110	161,137
Raiffeisen International Bank Holding	480	51,128

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
RHI AG (a)	493	$19,286
Telekom Austria AG	6,765	170,709
VoestAlpine AG	1,718	70,954
Wiener Staedtische Allgemeine Versicherung AG	390	24,480
Wienerberger AG	1,315	62,097

		1,135,483

Belgium (1.21%)
Agfa Gevaert NV	1,361	32,273
Barco NV	165	15,096
Bekaert NV	182	17,920
Belgacom SA	2,788	108,676
Cofinimmo	103	19,526
Colruyt SA	226	38,574
Compagnie Maritime Belge SA	295	10,055
D’Ieteren NV	69	23,029
Delhaize Group	1,273	106,943
Dexia	10,085	261,265
Euronav SA	354	11,487
Fortis	21,279	863,720
Groupe Bruxelles Lambert SA	1,253	133,703
InBev NV	3,481	191,659
KBC GROEP NV	3,404	358,480
Mobistar SA	402	33,287
Omega Pharma SA	317	18,278
Solvay SA	1,193	154,304
Suez-Lyonnaise Strips (a)	1,640	21
UCB SA	1,581	100,540
Umicore	339	50,166

		2,549,002

Denmark (0.73%)
A P Moller-Maersk A/S	21	180,005
Bang & Olufsen Class B	178	19,102
Carlsberg A/S Class B	509	42,807
Coloplast Class B	352	28,287
Dampskibsselskabet Torm A/S	200	10,340
Danisco A/S	932	75,608
Danske Bank	7,406	291,272
DSV De Sammenslut Vogn Class B	320	55,947
East Asiatic Co. Ltd. A/S	263	12,345
FLSmidth & Co. A/S	835	38,698
GN Store Nord	3,993	61,119
H. Lundbeck A/S	1,015	23,649
Jyske Bank A/S (a)	918	52,927
NKT Holding A/S	343	25,901
Novo Nordisk A/S	4,382	325,677
Novozymes A/S Class B	950	72,464
Sydbank A/S	882	32,476
Topdanmark A/S (a)	375	51,787
Trygvesta A/S	320	19,075

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Vestas Wind Systems A/S (a)	3,134	$83,682
William DeMant Holding (a)	358	27,490

		1,530,658

Finland (1.40%)
Amer Group	1,120	25,138
Cargotec Corp.	526	22,258
Elisa Corp. Class A	2,746	60,588
Fortum OYJ	8,134	216,704
KCI Konecranes OYJ	832	15,794
Kesko OYJ	1,182	49,701
Kone Corp. OYJ Class B	1,052	51,025
Metso OYJ	2,458	90,451
Neste Oil OYJ	2,575	74,839
Nokia OYJ	73,543	1,460,392
Nokian Renkaat OYJ	1,599	28,772
OKO Bank	800	12,762
Orion OYJ Class B (a)	1,088	20,695
Outokumpu OYJ	1,366	34,868
Rautaruukki OYJ	1,201	34,494
Sampo Insurance Co.	8,156	170,026
SanomaWSOY OYJ	500	12,826
Stora Enso OYJ R Shares	10,991	166,688
Tietoenator Corp. OYJ	1,272	37,388
UPM-Kymmene OYJ	10,224	242,956
Uponor OYJ	962	26,081
Wartsila OYJ Class B	1,041	42,241
YIT OYJ	2,166	50,180

		2,946,867

France (9.81%)
Accor SA	3,561	242,709
Air France	1,977	59,615
Air Liquide	2,146	437,847
Alcatel SA	24,731	301,998
Alstom (a)	1,693	153,175
Atos Origin (a)	1,217	67,084
AXA	30,168	1,112,442
BIC SA	441	27,424
BNP Paribas	14,604	1,571,303
Bouygues	3,477	185,972
Business Objects SA (a)	1,061	35,909
Cap Gemini	2,407	127,673
Carrefour SA	10,978	693,666
Casino Guichard Perrachon	552	44,483
CNP Assurances	510	49,473
Compagnie De Saint-Gobain	5,802	420,833
Credit Agricole SA	10,991	482,782
Dassault Systemes SA	806	45,348
Essilor International	1,813	185,642
Euronext	1,648	160,179
European Aeronautic Defense	6,174	177,560

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
France Telecom SA	29,155	$669,157
Gaz de France	2,987	118,933
Gecina SA	133	17,742
Groupe Danone	4,328	607,535
Hermes International SCA	936	86,525
Imerys SA	434	36,322
Klepierre	320	47,922
L’Oreal	5,318	540,154
Lafarge SA	2,729	352,280
Lagardere SCA	2,141	154,478
LVMH Moet Hennessy Louis Vuitton SA	4,450	458,479
Michelin Class B	2,564	187,924
Mittal Steel Co. NV	12,933	451,647
Neopost SA	459	54,769
PagesJaunes SA	2,005	56,951
Pernod-Ricard	1,368	284,663
Peugeot SA	2,822	159,133
PPR SA	1,243	184,256
Publicis Groupe SA	2,617	103,072
Renault SA	3,474	398,451
Safran SA	2,411	48,733
Sanofi-Aventis	18,295	1,628,568
Schneider Electric SA	4,207	469,186
SCOR SA	11,826	28,792
Societe des Autoroutes Paris	326	24,266
Societe Generale Class A	6,292	1,001,311
Societe Television Francaise 1	1,669	53,311
Sodexho Alliance	1,368	75,806
STMicroelectronics NV	13,318	230,857
Suez SA	18,538	815,227
Technip-Coflexip SA	1,514	86,047
Thales SA	1,211	53,731
Thomson SA	3,949	62,043
Total SA	39,614	2,599,534
Unibail	743	156,116
Valeo	1,039	37,061
Vallourec SA	550	128,257
Veolia Environnement	5,236	316,107
Vinci SA	3,848	428,416
Vivendi	21,093	760,417
Zodiac SA	551	32,685

		20,589,981

Germany (6.75%)
Adidas-Salomon AG	3,672	172,748
Allianz AG	7,304	1,264,056
Altana AG	1,078	59,545
BASF AG	9,312	745,680
Bayer AG	13,205	673,133
Beiersdorf AG	789	41,991
Bilfinger Berger AG	389	23,080
Celesio AG	1,086	56,613

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Commerzbank AG	11,103	$373,802
Continental AG	2,462	285,470
DaimlerChrysler AG	16,587	828,916
Depfa Bank PLC	5,167	95,397
Deutsche Bank AG	9,316	1,124,140
Deutsche Boerse AG	1,836	276,117
Deutsche Lufthansa	4,156	88,062
Deutsche Post AG	13,866	363,964
Deutsche Postbank AG	718	54,491
Deutsche Telekom AG	51,378	816,979
Douglas Holding AG	411	19,231
E.On AG	11,108	1,316,713
Fresenius Medical Care	1,117	145,097
Heidelberger Druckmaschinen	791	32,608
Hochtief AG	857	53,651
Hypo Real Estate Holding	2,619	163,394
Infineon Technologies AG (a)	14,205	168,418
IVG Immobilien AG	924	33,440
Karstadtquelle AG (a)	1,067	25,369
Linde AG	1,685	158,733
MAN AG	2,469	208,951
Merck KGaA	866	91,826
Metro AG	2,597	151,780
MLP AG	946	21,184
Muenchener Rueckvers AG	3,469	548,583
Premiere AG (a)	644	8,591
Puma AG	216	73,679
Rheinmetall AG	424	30,861
RWE AG	8,068	744,278
Salzgitter AG	520	48,867
SAP AG	4,016	796,465
Siemens AG	15,221	1,327,908
Solarworld AG	408	22,417
Suedzucker AG	1,266	31,272
ThyssenKrupp AG	6,834	230,252
TUI AG (a)	3,277	67,650
Volkswagen AG	3,079	262,293
Wincor Nixdorf AG	262	38,090

		14,165,785

Greece (0.62%)
Alpha Bank AE	6,650	177,421
Bank of Piraeus	3,812	98,803
Coca-Cola Hellenic Bottling	1,920	66,174
Cosmote Mobile Telecommunication	2,730	65,428
EFG Eurobank Ergasias	3,942	120,767
Germanos SA	1,160	27,654
Greek Org of Football Prognostics SA	4,330	145,502
Hellenic Petroleum SA	2,020	24,231
Hellenic Technodomiki Tev SA	3,380	33,088
Hellenic Telecommunications Org. (a)	5,160	126,544
National Bank of Greece	6,782	291,881

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Public Power Corp.	1,930	$46,499
Titan Cement Co. SA	1,320	62,568
Viohalco, Hellenic Copper and
Aluminum Industry SA	1,240	12,579

		1,299,139

Hong Kong (1.66%)
ASM Pacific Technology	2,000	10,500
Bank of East Asia Ltd.	27,600	125,943
BOC Hong Kong Holdings Ltd.	69,500	156,117
Cathay Pacific Airways Ltd.	15,000	30,729
Cheung Kong Holdings Ltd.	28,000	300,642
Cheung Kong Infrastructure	7,000	21,430
CLP Holdings Ltd.	32,700	198,114
Esprit Holdings Ltd.	18,500	168,718
Foxconn International Holdings Ltd. (a)	37,000	113,983
Giordano International Ltd.	22,000	10,731
Hang Lung Properties Ltd.	40,000	85,436
Hang Seng Bank Ltd.	13,800	174,390
Henderson Land Development Co. Ltd.	15,000	84,332
Hong Kong & China Gas Co. Ltd.	68,672	160,956
Hong Kong Electric	26,000	121,646
Hong Kong Exchange & Clearing	20,000	145,944
Hopewell Holdings	9,000	25,646
Hutchison Telecommunications International Ltd. (a)	21,000	37,145
Hutchison Whampoa Ltd.	39,700	350,595
Hysan Development Co.	12,062	30,934
Johnson Electric Holdings	20,000	17,483
Kerry Properties Ltd.	7,000	25,608
Kingboard Chemicals Holdings Co. Ltd.	7,000	25,203
Li & Fung Ltd.	40,800	101,389
Link REIT (a)	34,000	70,787
Melco International Development Ltd.	6,000	12,846
MTR Corp.	18,791	47,179
New World Development	31,600	54,433
Orient Overseas International Ltd.	4,400	17,904
PCCW Ltd.	57,118	34,898
Shangri-La Asia Ltd.	18,108	40,257
Sino Land Co.	24,498	43,395
Solomon Systech International Ltd.	22,000	3,841
Sun Hung Kai Properties Ltd.	25,000	272,923
Swire Pacific Ltd. Class A	16,500	172,399
Techtronic Industries	14,500	21,404
Television Broadcasts Ltd.	4,000	21,564
Texwinca Holdings Ltd.	10,000	6,533
Wharf Holdings Ltd.	24,000	82,252
Wing Hang Bank Ltd.	3,000	29,304
Yue Yuen Industrial Holdings	7,000	21,744

		3,477,277

	Shares	Value
Common Stocks (Cont.)
Ireland (0.82%)
Allied Irish Bank PLC	16,067	$427,849
Bank of Ireland	17,332	338,898
C&C Group PLC	4,878	66,247
CRH PLC	9,971	336,702
DCC PLC	1,234	30,826
Elan Corp. PLC (a)	8,155	126,160
Fyffes PLC	3,720	7,217
Grafton Group PLC (a)	3,922	51,722
Greencore Group PLC	1,824	9,020
IAWS Group PLC	1,628	30,223
Independent News & Media PLC	7,490	22,605
Irish Life & Permanent PLC	5,188	129,994
Kerry Group PLC Class A	2,394	56,768
Kingspan Group PLC	1,726	35,566
Paddy Power PLC	834	15,652
Ryanair Holdings PLC (a)	3,664	39,213

		1,724,662

Italy (3.77%)
Alleanza Assicurazioni	8,033	93,917
Arnoldo Mondadori Editore	1,769	16,386
Assicurazione Generali Itl	17,437	652,274
Autogrill SpA	1,491	23,728
Autostrade SpA	5,161	153,074
Banca Fideuram SpA	4,878	31,082
Banca Intesa	14,188	86,897
Banca Intesa SpA	71,964	473,608
Banca Monte Dei Paschi Siena SpA	16,470	99,829
Banca Popolare Di Verona SpA	6,906	190,818
Banche Popolari Unite SCRL	5,824	156,712
Banco Popolare di Milano SCRL	5,998	79,328
Benetton Group	1,018	17,517
Bulgari SpA	2,324	29,587
Capitalia SpA	30,737	254,514
Enel SpA	78,486	716,076
ENI SpA	46,561	1,379,804
Fiat SpA (a)	10,218	162,869
Finmeccanica SpA	5,522	123,308
Fondiaria Sai SpA	850	37,283
Gruppo Editoriale L’Espresso	2,305	11,779
Italcementi SpA	1,048	26,538
Lottomatica SpA	905	34,095
Luxottica Group SpA	2,548	75,056
Mediaset SpA	15,104	162,319
Mediobanca SpA	8,961	195,444
Mediolanum SpA	3,393	25,213
Pirelli & Co. SpA	43,197	37,166
SanPaolo IMI SpA	20,562	434,126
Seat Pagine Gaille	55,520	27,774
Snam Rete Gas	14,606	70,936
Telecom Italia RNC SpA	101,216	243,859
Telecom Italia SpA	195,952	556,588

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Terna SpA	18,917	$55,052
Tiscali SpA (a)	3,509	9,956
UniCredito Italiano SpA	98,669	818,892
UniCredito Italiano SpA	42,040	347,041

		7,910,445

Japan (23.23%)
77 Bank Ltd.	5,000	34,667
ACCESS Co. Ltd. (a)	2	14,222
Acom Co. Ltd.	1,170	49,920
Aderans Co. Ltd.	600	15,543
Advantest Corp.	3,000	148,825
Aeon Co. Ltd.	10,500	257,333
Aeon Credit Service Co. Ltd.	1,200	28,698
Aiful Corp.	1,775	68,671
Aisin Seiki Co. Ltd.	3,900	113,905
Ajinomoto Co. Inc.	11,000	118,451
Alfresa Holdings Corp.	300	19,022
All Nippon Airways Co. Ltd.	9,000	36,419
Alps Electric Co. Ltd.	3,000	31,340
Amada Co. Ltd.	8,000	80,322
Amano Corp.	1,000	12,817
Aoyama Trading Co. Ltd.	1,500	47,873
Asahi Breweries Ltd.	7,600	110,791
Asahi Glass Co. Ltd.	17,000	209,685
Asahi Kasei Corp.	23,000	147,200
Asatsu DK Inc.	400	12,157
ASICS Corp.	2,000	26,057
Astellas Pharma Inc.	9,898	398,015
Autobacs Seven Co. Ltd.	400	15,035
Bank of Fukuoka Ltd.	13,000	95,416
Bank of Kyoto	4,000	40,432
Bank of Yokohama Ltd.	22,000	173,206
Benesse Corp.	1,500	55,492
Bridgestone Corp.	11,200	226,133
Canon Inc.	19,300	1,006,459
Canon Sales Co. Inc.	1,000	23,958
Casio Computer Co. Ltd.	4,800	96,711
Central Glass Co. Ltd.	3,000	16,610
Central Japan Railway Co.	28	298,667
Chiba Bank Ltd.	14,000	124,800
Chiyoda Corp.	2,000	39,111
Chubu Electric Power Co. Inc.	12,000	311,873
Chugai Pharmaceutical Co. Ltd.	5,700	122,565
Circle K Sunkus Co. Ltd.	600	11,276
Citizen Watch Co. Ltd.	5,100	41,966
Coca-Cola West Japan Co. Ltd.	500	9,989
Comsys Holdings Corp.	2,000	21,943
Credit Saison Co. Ltd.	3,100	130,692
CSK Corp.	900	37,638
Dai Nippon Printing Co. Ltd.	12,000	185,194
Daicel Chemical Industries	4,000	27,733

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daido Steel Co. Ltd.	5,000	$36,529
Daiichi Sanyko Co. Ltd.	13,040	369,812
Daikin Industries Ltd.	4,400	130,370
Dainippon Ink & Chemical Inc.	9,000	32,762
Dainippon Screen Manufacturing Co. Ltd.	3,000	27,276
Daito Trust Construction Co. Ltd.	1,700	92,250
Daiwa House Industry Co. Ltd.	10,000	173,122
Daiwa Securities Group Inc.	23,000	268,309
Denki Kagaku Kogyo KK	7,000	27,141
Denso Corp.	9,900	347,810
Dentsu Inc.	36	97,829
Dowa Mining Co. Ltd.	4,000	34,506
E*Trade Securities Co. Ltd.	21	23,822
eAccess Ltd.	18	10,865
East Japan Railway Co.	62	433,541
Ebara Corp.	4,000	14,493
Eisai Co. Ltd.	4,500	217,524
Electric Power Development	3,100	110,485
Elpida Memory Inc. (a)	1,900	86,214
Familymart Co. Ltd.	1,000	27,344
Fanuc Ltd.	3,200	249,769
Fast Retailing	1,100	103,272
Fuji Electric Holdings Co. Ltd.	7,000	36,089
Fuji Photo Film Co. Ltd.	8,800	321,084
Fuji Soft ABC Inc.	400	10,430
Fuji Television Network Inc.	8	18,083
Fujikura Ltd.	8,000	87,568
Fujitsu Ltd.	34,000	280,347
Furukawa Electric Co. Ltd.	14,000	92,444
Glory Ltd.	800	15,509
Goodwill Group Inc.	18	10,880
Gunma Bank Ltd.	5,000	36,952
Gunze Ltd.	3,000	16,965
Hakuhodo DY Holdings Inc.	400	26,108
Hankyu Department Stores	2,000	16,914
HASEKO Corp. (a)	9,000	31,010
Hikari Tsushin Inc.	400	20,893
Hino Motors Ltd.	4,000	21,638
Hirose Electric Co. Ltd.	500	66,243
Hitachi Cable Ltd.	2,000	9,024
Hitachi Capital Corp.	700	13,333
Hitachi Chemical Co. Ltd.	1,600	38,739
Hitachi Construction Machine	1,300	29,054
Hitachi High-Technologies Corp.	1,000	28,275
Hitachi Ltd.	60,000	349,968
Hokkaido Electric Power	2,700	65,486
Hokuhoku Financial Group Inc.	17,000	64,042
Honda Motor Co. Ltd.	28,200	947,759
House Foods Corp.	800	13,206
Hoya Corp.	7,600	286,307
Ibiden Co. Ltd.	2,700	142,629
Index Corp.	12	8,696

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
INPEX Holdings Inc. (a)	16	$127,052
Isetan Co. Ltd.	3,500	59,052
Ishikawajima-Harima Heavy Industries Co. Ltd.	17,000	51,953
Ito En Ltd.	800	27,564
Itochu Corp.	27,000	209,143
Itochu Techno-Science Corp.	400	20,317
JAFCO Co. Ltd.	500	25,228
Japan Airlines Corp. (a)	9,000	17,600
Japan Prime Investment Corp.	6	17,930
Japan Real Estate Investment	5	42,328
Japan Retail Fund Investment	4	29,460
Japan Steel Works Ltd.	4,000	27,361
Japan Tobacco Inc.	81	314,743
JFE Holdings Inc.	10,300	403,716
JGC Corp.	3,000	50,133
Joyo Bank Ltd.	10,000	59,344
JS Group Corp.	5,300	110,823
JSR Corp.	3,000	66,032
JTEKT Corp.	4,000	77,545
Kajima Corp.	19,000	86,857
Kaken Pharmaceutical Co. Ltd.	1,000	6,806
Kamigumi Co. Ltd.	4,000	31,187
Kaneka Corp.	4,000	37,858
Kansai Electric Power	13,800	318,349
Kansai Paint Co. Ltd.	3,000	22,679
Kao Corp.	9,000	240,000
Katokichi Co. Ltd.	1,800	14,705
Kawasaki Heavy Industries Ltd.	28,000	92,681
Kawasaki Kisen Kaisha Ltd.	7,000	44,207
KDDI Corp.	41	255,458
Keihin Electric Express Railway	6,000	43,835
Keio Corp.	9,000	60,038
Keisei Electric Co.	4,000	24,516
Keyence Corp.	700	161,185
Kikkoman Corp.	2,000	23,314
Kinden Corp.	2,000	16,508
Kintetsu Corp.	29,000	90,836
Kirin Brewery Co. Ltd.	15,000	200,254
Kobe Steel Ltd.	51,000	160,178
Kokuyo Co. Ltd.	1,300	20,668
Komatsu Ltd.	16,000	276,317
Komori Corp.	1,000	20,360
Konami Corp.	1,500	38,095
Konica Minolta Holdings Inc. (a)	9,500	127,230
Kose Corp.	400	12,902
Kubota Corp.	20,000	164,233
Kuraray Co. Ltd.	7,500	83,429
Kurita Water Industries Ltd.	1,800	34,895
Kyocera Corp.	2,900	248,203
Kyowa Hakko Kogyo Co. Ltd.	5,000	35,217
Kyushu Electric Power	7,000	165,333

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Lawson Inc.	800	$28,106
Leopalace21 Corp.	2,700	98,514
Mabuchi Motor Co. Ltd.	400	24,449
Makita Corp.	2,000	58,751
Marubeni Corp.	30,000	149,333
Marui Co. Ltd.	5,700	83,431
Matsui Securities Co. Ltd.	1,500	12,508
Matsumotokiyoshi Co. Ltd.	500	12,021
Matsushita Electric Industries	36,000	761,905
Matsushita Electric Works	7,400	78,182
Mediceo Paltac Holdings Co. Ltd.	2,900	59,412
Meiji Dairies Corp.	4,000	27,022
Meiji Seika Kaisha Ltd.	4,000	20,317
Meitec Corp.	400	12,292
Millea Holdings Inc. (b)	13,000	451,767
Minebea Co. Ltd.	5,000	27,344
Mitsubishi Chemical Holdings Corp.	22,500	140,952
Mitsubishi Corp.	24,800	466,083
Mitsubishi Electric Corp.	35,000	294,815
Mitsubishi Estate Co. Ltd.	21,000	458,667
Mitsubishi Gas Chem Co.	7,000	76,030
Mitsubishi Heavy Industries Ltd.	58,000	240,102
Mitsubishi Logistics Corp.	2,000	31,932
Mitsubishi Materials Corp.	19,000	78,332
Mitsubishi Rayon Co. Ltd.	11,000	72,635
Mitsubishi UFJ Financial Group Inc.	154	1,981,630
Mitsubishi UFJ Securities Co. Ltd.	4,000	50,116
Mitsui & Co. Ltd.	29,000	368,745
Mitsui Chemicals Inc.	13,000	93,545
Mitsui Engineering & Shipbuilding	9,000	29,257
Mitsui Fudosan Co. Ltd.	15,000	340,952
Mitsui Mining & Smelting Co.	13,000	67,022
Mitsui OSK Lines Ltd.	20,000	147,810
Mitsui Sumitomo Insurance Co.	20,000	250,074
Mitsui Trust Holding Inc.	12,000	136,533
Mitsukoshi Ltd.	6,000	26,921
Mitsumi Electric Co. Ltd.	900	12,419
Mizuho Financial Group Inc.	173	1,341,528
Murata Manufacturing Co. Ltd.	3,700	256,847
Namco Bandai Holdings Inc.	2,800	44,018
NEC Corp.	37,000	203,285
NEC Electronics Corp. (a)	500	17,185
Net One Systems Co. Ltd.	9	12,495
NGK Insulators Ltd.	6,000	84,317
NGK Spark Plug Co. Ltd.	3,000	59,556
NHK Spring Co. Ltd.	2,000	23,145
Nichirei Corp.	3,000	15,822
Nidec Corp.	2,100	158,400
Nikko Cordial Corp.	15,500	179,767
Nikon Corp.	6,000	123,936
Nintendo Co. Ltd.	1,800	370,895
Nippon Building Fund Inc.	10	101,587
Nippon Electric Glass Co. Ltd.	3,000	66,159

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Express Co. Ltd.	12,000	$64,305
Nippon Kayaku Co. Ltd.	2,000	16,948
Nippon Light Metal Co. Ltd.	6,000	15,086
Nippon Meat Packers Inc.	3,000	33,702
Nippon Mining Holdings Inc.	17,000	120,169
Nippon Oil Corp.	23,000	169,397
Nippon Paper Group Inc.	14	50,726
Nippon Sheet Glass Co. Ltd.	6,000	28,190
Nippon Shokubai Co. Ltd.	2,000	24,212
Nippon Steel Corp.	113,000	464,914
Nippon Telegraph & Telephone Corp.	95	466,455
Nippon Yusen Kabushiki Kaish	21,000	127,822
Nishi-Nippon City Bank Ltd.	7,000	34,311
Nishimatsu Construction Co.	4,000	14,933
Nissan Chemical Industries	3,000	35,479
Nissan Motor Co. Ltd.	41,500	464,800
Nisshin Seifun Group Inc.	3,300	34,418
Nisshin Steel Co. Ltd.	12,000	35,556
Nisshinbo Industries Inc.	2,000	21,113
Nissin Food Products Co. Ltd.	1,700	54,112
Nitori Co. Ltd.	500	22,646
Nitto Denko Corp.	3,000	177,778
NOK Corp.	1,600	39,484
Nomura Holdings Inc.	32,300	568,754
Nomura Real Estate Office Fund Inc.	3	24,051
Nomura Research Institute	500	69,418
NSK Ltd.	6,000	50,641
NTN Corp.	6,000	47,441
NTT Data Corp.	25	115,344
NTT DoCoMo Inc.	342	526,933
NTT Urban Development Corp.	4	31,966
Obayashi Corp.	13,000	91,564
OBIC Co. Ltd.	100	21,139
Odakyu Electric Railway Co.	9,000	57,219
Oji Paper Co. Ltd.	12,000	65,727
Oki Electric Industries Co. Ltd.	7,000	15,763
OKUMA Corp.	1,000	8,847
Okumura Corp.	3,000	16,483
Olympus Corp.	5,000	147,302
Omron Corp.	3,200	78,561
Onward Kashiyama Co. Ltd.	2,000	28,749
Oracle Corp.	500	21,630
Oriental Land Co. Ltd.	800	44,902
Orix Corp.	1,660	458,828
Osaka Gas Co. Ltd.	31,000	108,123
OTSUKA Corp.	200	21,266
Park24 Co. Ltd.	500	16,423
Pioneer Corp.	2,100	36,978
Promise Co. Ltd.	1,350	53,714
QP Corp.	1,200	11,337
Rakuten Inc.	125	48,995
Resona Holdings Inc.	83	248,737
Ricoh Co. Ltd.	12,000	238,730

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Rinnai Corp.	400	$11,446
Rohm Co. Ltd.	2,000	185,735
Ryohin Keikaku Co. Ltd.	300	21,206
Sanken Electric Co. Ltd.	2,000	25,871
Sankyo Co. Ltd.	700	37,393
Santen Pharmaceutical Co. Ltd.	1,000	25,397
Sanwa Shutter Corp.	2,000	11,344
Sanyo Electric Co. Ltd. (a)	24,000	48,762
Sapporo Breweries	5,000	23,746
Sapporo Hokuyo Holdings Inc.	4	43,683
SBI Holdings Inc.	142	50,789
Secom Co. Ltd.	4,000	198,095
Sega Sammy Holdings Inc.	3,526	113,429
Seiko Epson Corp.	1,900	51,793
Seino Holdings Co. Ltd.	2,000	23,517
Sekisui Chemical	9,000	75,886
Sekisui House Ltd.	10,000	151,280
Seven & I Holdings Co. Ltd.	15,180	488,330
SFCG Co. Ltd.	80	15,177
Sharp Corp.	18,000	308,571
Shimachu Co. Ltd.	600	17,625
Shimamura Co. Ltd.	300	29,308
Shimano Inc.	1,200	33,524
Shimizu Corp.	10,000	57,143
Shin-Etsu Chemical Co. Ltd.	7,200	459,581
Shinko Electric Industries Co. Ltd.	700	19,496
Shinko Securities Co. Ltd.	7,000	27,674
Shinsei Bank Ltd.	27,000	164,571
Shionogi & Co. Ltd.	5,000	91,852
Shiseido Co. Ltd.	7,000	139,852
Shizuoka Bank Ltd.	9,000	97,829
Showa Denko K.K.	22,000	94,798
Showa Shell Sekiyu K.K.	2,500	27,852
SMC Corp.	1,000	132,318
Softbank Corp.	13,000	269,079
Sojitz Holdings Corp. (a)	2,900	9,427
Sompo Japan Insurance Inc.	15,000	196,444
Sony Corp.	18,200	736,474
Stanley Electric Co. Ltd.	2,200	45,443
SUMCO Corp.	700	51,852
Sumitomo Bakelite Co. Ltd.	3,000	22,654
Sumitomo Chemical Co. Ltd.	27,000	201,600
Sumitomo Corp.	19,000	236,927
Sumitomo Electric Industries	13,500	182,743
Sumitomo Heavy Industries	11,000	92,097
Sumitomo Metal Industries Ltd.	73,000	279,949
Sumitomo Metal Mining Co. Ltd.	10,000	131,048
Sumitomo Mitsui Financial Group Inc.	111	1,165,206
Sumitomo Osaka Cement Co. Ltd.	5,000	14,815
Sumitomo Realty & Development Co. Ltd.	7,000	205,630
Sumitomo Rubber Industries	2,000	22,011
Sumitomo Titanium Corp.	200	23,788

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Trust & Banking	23,000	$240,660
Suruga Bank Ltd.	3,000	37,486
Suzuken Co. Ltd.	880	33,002
T&D Holdings Inc.	4,350	314,857
Taiheiyo Cement Corp.	12,000	44,394
Taisei Corp.	14,000	50,252
Taisho Pharmaceutical Co. Ltd.	3,000	57,524
Taiyo Nippon Sanso Corp.	4,000	33,964
Taiyo Yuden Co. Ltd.	2,000	30,036
Takara Holdings Inc.	3,000	17,625
Takashimaya Co. Ltd.	6,000	76,190
Takeda Pharmaceutical Co. Ltd.	16,000	998,265
Takefuji Corp.	2,250	103,238
Tanabe Seiyaku Co. Ltd.	3,000	37,587
TDK Corp.	2,400	192,203
Teijin Ltd.	15,000	80,762
Terumo Corp.	3,000	113,778
The Daimaru Inc.	4,000	49,405
THK Co. Ltd.	2,200	51,962
TIS Inc.	500	11,788
Tobu Railway Co. Ltd.	17,000	85,774
Toda Corp.	3,000	14,044
Toho Co. Ltd.	2,200	44,698
Tohoku Electric Power	8,300	181,634
Tokuyama Corp.	5,000	66,878
Tokyo Broadcasting System	700	16,326
Tokyo Electric Power Co.	22,200	638,984
Tokyo Electron Ltd.	3,000	221,714
Tokyo Gas Co. Ltd.	38,000	190,442
Tokyo Seimitsu Co. Ltd.	300	15,746
Tokyo Steel Mfg. Co. Ltd.	1,500	23,606
Tokyo Style Co. Ltd.	1,000	12,047
Tokyo Tatemono Co. Ltd.	4,000	44,969
Tokyu Corp.	21,000	144,356
Tokyu Land Corp.	7,000	66,370
TonenGeneral Sekiyu KK	5,000	45,164
Toppan Printing Co. Ltd.	10,000	110,900
Toray Industries Inc.	25,000	188,148
Toshiba Corp.	52,000	337,202
Tosoh Corp.	7,000	28,385
Toto Ltd.	7,000	66,015
Toyo Seikan Kaisha Ltd.	3,700	70,789
Toyo Suisan Kaisha Ltd.	2,000	28,834
Toyobo Co. Ltd.	10,000	26,328
Toyoda Gosei Co. Ltd.	900	19,810
Toyota Industries Corp.	3,700	156,927
Toyota Motor Corp.	51,600	2,804,419
Toyota Tsusho Corp.	4,000	105,312
Trend Micro Inc.	2,000	58,582
UBE Industries Ltd.	14,000	39,704
Uni-Charm Corp.	600	33,321
Uniden Corp.	1,000	10,540
UNY Co. Ltd.	3,000	39,771

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ushio Inc.	2,000	$43,090
USS Co. Ltd.	350	22,489
Wacoal Corp.	2,000	25,194
West Japan Railway Co.	34	145,354
Yahoo! Japan Corp.	290	109,126
Yakult Honsha Co. Ltd.	2,000	58,751
Yamada Denki Co. Ltd.	1,700	170,396
Yamaha Corp.	2,700	56,800
Yamaha Motor Co. Ltd.	3,000	79,492
Yamato Holdings Co. Ltd.	7,000	101,274
Yamazaki Baking Co. Ltd.	2,000	19,386
Yaskawa Electric Corp.	3,000	29,460
Yokogawa Electric Corp.	3,000	39,416
Zeon Corp.	3,000	30,349

		48,767,552

Netherlands (3.45%)
ABN Amro Holdings NV	32,506	948,042
Aegon NV	25,919	486,097
Akzo Nobel NV	4,964	305,792
ASML Holding NV (a)	8,924	208,669
Buhrmann NV	1,538	23,189
Corio NV	662	48,226
Fugro NV	678	28,569
Getronics NV	1,757	11,853
Hagemeyer NV (a)	7,243	35,268
Heineken NV	4,660	213,142
ING Groep NV	33,482	1,472,828
Koninklijke Ahold NV (a)	26,493	281,521
Koninklijke DSM NV	2,675	117,330
Koninklijke KPN NV	33,632	429,029
Koninklijke Numico NV (a)	2,531	113,935
OCE NV	1,230	19,746
Philips Electronics NV	22,434	787,141
Qiagen NV (a)	2,043	31,994
Randstad Holding NV (a)	699	39,807
Reed Elsevier NV	12,516	208,703
Rodamco Europe NV	974	113,442
SBM Offshore NV	2,616	71,088
TNT NV	7,545	286,162
Unilever NV-CVA	30,781	757,218
Vedior NV-CVA	3,023	56,618
Wereldhave NV	263	28,714
Wolters Kluwer - CVA	4,301	112,186

		7,236,309

New Zealand (0.13%)
Auckland International Airport	12,792	16,952
Contact Energy Ltd.	4,623	21,578
Fisher & Paykel Appliances Class H	2,401	5,658
Fisher & Paykel Healthcare Class C	6,712	18,184
Fletcher Building Ltd.	8,242	46,164

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Kiwi Income Property Trust	6,353	$5,723
Sky City Entertainment Group	5,975	20,673
Sky Network Television Ltd.	3,715	13,096
Telecom Corp. of New Zealand	33,160	94,164
The Warehouse Group Ltd.	2,278	9,562
Tower Ltd. (a)	4,553	9,630
Vector Ltd.	3,861	5,973

		267,357

Norway (0.79%)
Acergy SA (a)	3,781	64,594
Aker ASA	300	26,660
Det Norske Oljeselskap (DNO) ASA (a)	5,800	8,069
DNB NOR ASA	12,228	149,698
Frontline Ltd.	839	32,009
Norsk Hydro ASA	13,050	291,429
Norske Skogindustrier ASA	3,362	50,534
Ocean Rig ASA (a)	1,650	10,289
Orkla AS Class A	3,426	162,990
Pan Fish ASA (a)	35,300	27,800
Petrojarl ASA (a)	1,077	11,568
Petroleum Geo-Services (a)	1,077	52,475
Prosafe ASA	833	51,053
Schibsted ASA	662	19,881
SeaDrill Ltd. (a)	4,650	60,987
Statoil ASA	11,791	278,669
Stolt-Nielsen SA	507	13,206
Storebrand ASA	5,608	59,203
Tandberg ASA	1,880	20,077
Tandberg Television ASA (a)	819	6,663
Telenor ASA	14,015	182,741
TGS Nopec Geophysical Co. ASA (a)	800	12,656
Tomra Systems ASA	3,082	18,794
Yara International ASA	3,074	46,629

		1,658,674

Portugal (0.32%)
Banco BPI SA	4,836	36,058
Banco Comercial Portugues-R	38,353	119,152
Banco Espirito Santo	3,400	51,952
Brisa-Auto Estradas de Portugal SA	4,821	53,430
Cimpor-Cimentos De Portugal	2,953	21,157
Energias De Portugal SA	36,279	157,332
Jeronimo Martins	651	11,623
Portugal Telecom SGPS SA	13,518	168,844
PT Multimedia Servicos	1,318	15,961
Sonae Industria SGPS SA (a)	809	7,324
Sonae SGPS SA	11,939	20,741

		663,574

Singapore (0.83%)
Allgreen Properties Ltd.	6,000	6,007

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Ascendas Real Estate Investment Trust	18,900	$25,585
Capitaland Ltd.	26,000	82,670
Capitamall Trust	7,000	11,195
Chartered Semiconductor Mfg. Ltd. (a)	18,000	13,713
City Developments Ltd.	10,000	67,370
Comfortdelgro Corp. Ltd.	30,000	31,922
Cosco Corp. Singapore Ltd.	8,000	8,361
Creative Technology Ltd.	650	4,256
DBS Group Holdings Ltd.	21,652	261,746
Fraser and Neave Ltd.	13,800	35,972
Haw Par Corp. Ltd.	2,792	11,163
Jardine Cycle & Carriage Ltd.	2,045	15,449
Keppel Corp. Ltd.	11,000	102,503
Keppel Land Ltd.	6,000	18,738
Neptune Orient Lines Ltd.	8,000	10,225
Noble Group Ltd.	12,000	7,858
Olam International Ltd.	9,000	9,633
Oversea-Chinese Banking Corp.	44,840	184,922
Parkway Holdings Ltd.	10,000	17,629
Sembcorp Industries Ltd.	12,220	25,852
Sembcorp Marine Ltd.	12,000	25,235
Singapore Airlines Ltd.	10,000	91,925
Singapore Exchange Ltd.	13,000	36,342
Singapore Land Ltd.	2,000	9,885
Singapore Petroleum Co. Ltd.	2,000	5,918
Singapore Post Ltd.	15,000	9,539
Singapore Press Holdings Ltd.	26,000	67,118
Singapore Technologies Engineering	17,000	30,505
Singapore Telecommunications	135,450	208,089
SMRT Corp. Ltd.	17,000	11,881
Stats Chippac Ltd. (a)	16,000	9,822
Suntec REIT	10,000	9,318
United Overseas Bank	20,392	209,280
United Overseas Land Ltd.	5,639	12,427
Venture Corp. Ltd.	4,000	31,733
Want Want Holdings Ltd.	4,000	6,200
Wing Tai Holdings Ltd.	8,000	9,520

		1,737,506

Spain (3.96%)
Abertis Infraestructuras SA	3,528	92,605
AC. Acerinox	2,997	57,803
Acciona SA	598	90,995
ACS Actividades de Cons Y Serv	4,849	229,964
Aguas De Barcelona Class A	826	26,824
Altadis SA	4,910	233,106
Antena 3 de Television SA	1,176	24,054
Banco Bilbao Vizcaya Argentaria SA	61,345	1,419,641
Banco Popular Espanol	13,485	221,099
Banco Santander Central Hispano SA	107,187	1,694,903
Cintra Concesiones De Infrae	2,827	39,827
Corporacion Mapfre SA	1,686	35,233

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Ebro Puleva SA	1,129	$23,078
Endesa SA	17,607	749,056
Fomento De Construct Y Contra	661	52,805
Gamesa Corp Technologica	1,873	41,041
Gas Natural SDG SA	2,708	98,724
Grupo Ferrovial	945	75,973
Iberdrola SA	15,029	672,731
Iberia (Lineas Aer De Espana)	5,885	15,821
Inditex	4,052	188,878
Indra Sistemas SA	1,873	40,756
NH Hoteles SA	1,022	21,694
Promotora De Infom SA	1,117	18,286
Repsol YPF SA	16,497	490,969
Sacyr Vallehermoso SA	2,517	114,422
Sogecable (a)	549	19,597
Telefonica SA	80,764	1,399,983
Union Fenosa SA	1,990	101,643
Zeltia SA (a)	3,094	23,030

		8,314,541

Sweden (2.39%)
Alfa Laval AB	1,527	51,260
ASSA Abloy AB Class B	4,542	84,448
Atlas Copco AB Class A	6,506	170,903
Atlas Copco AB Class B	3,221	80,655
Axfood AB	402	12,206
Billerud Aktiebolag	843	12,826
Boliden AB	4,800	91,046
Capio AB (a)	1,242	28,388
Castellum AB	3,164	35,620
D. Carnegie & Co. AB	700	14,758
Electrolux AB Class B	5,534	89,865
Elekta AB Class B	1,455	27,400
Eniro AB	2,294	28,174
Ericsson LM Class B	270,888	938,921
Fabege AB	1,086	24,008
Getinge AB Class B	3,217	58,825
Hennes & Mauritz AB Class B	8,448	353,338
Hoganas AB Class B	301	7,968
Holmen AB Class B	780	32,570
Husqvarna AB Class B (a)	5,534	65,133
Lundin Petroleum AB (a)	3,010	31,730
Modern Times Group MTG AB Class B (a)	727	37,599
Nordea Bank AB	37,542	491,807
OMX AB (a)	974	18,874
Oriflame Cosmetics SA	400	13,264
Sandvik AB (a)	18,290	209,652
SAS AB (a)	1,227	16,032
Scania AB Class B	1,644	98,037
Securitas AB Class B	6,632	83,260
Securitas Direct AB Class B (a)	6,632	14,480

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Securitas Systems AB Class B (a)	6,632	$20,815
Skandinaviska Enskilda Bank Class A	8,953	240,680
Skanska AB Class B	8,198	138,719
SKF AB Class B	6,879	100,677
SSAB Svenskt Stal AB Series A	2,550	47,498
SSAB Svenskt Stal AB Series B	1,641	29,111
Svenska Cellulosa AB Class B	3,433	157,405
Svenska Handelsbanken	9,115	246,279
Swedish Match AB	6,542	106,457
Tele2 AB Class B	4,780	48,269
Telelogic AB (a)	3,317	6,382
TeliaSonera AB	34,577	221,764
Trelleborg AB Class B	1,248	23,502
Volvo AB Class A	2,060	127,623
Volvo AB Class B	4,070	242,429
Wihlborgs Fastigheter AB	434	7,818
WM Data AB	5,077	17,667

		5,006,142

Switzerland (6.99%)
ABB Ltd.	36,566	481,035
Adecco SA	2,755	166,232
Ciba Specialty Chemicals AG	1,006	60,741
Clariant AG (a)	3,593	48,560
Compagnie Financiere Richemont AG Class A	10,159	489,081
Credit Suisse Group	21,822	1,262,603
Geberit AG Reg	56	68,251
Givaudan	100	80,051
Holcim Ltd.	3,458	282,624
Kudelski SA Bearer	497	14,706
Kuehne & Nagel International AG	442	30,575
Kuoni Reisen Holding (a)	38	19,540
Logitech International SA (a)	2,308	50,112
Lonza Group AG	532	36,844
Micronas Semiconductor (a)	502	11,241
Nestle SA	7,258	2,530,679
Nobel Biocare Holding AG (a)	406	99,921
Novartis AG	42,149	2,460,616
Phonak Holding AG	687	43,458
PSP Swiss Property AG (a)	541	27,473
Rieter Holding AG	62	26,700
Roche Holding AG	12,379	2,140,301
Schindler Holding AG	750	39,106
Serono SA Class B	93	80,323
SGS SA	62	62,424
SIG Holding AG (a)	93	26,849
Straumann Holding AG	119	25,623
Sulzer AG	51	40,643
Swiss Reinsurance	6,011	460,036
Swisscom AG	349	116,175
Syngenta AG (a)	2,036	307,081

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Synthes Inc. (a)	675	$75,033
The Swatch Group AG	1,009	39,135
The Swatch Group AG Class B	503	97,185
UBS AG	36,525	2,184,869
Unaxis Holding AG (a)	97	32,503
Zurich Financial Services	2,698	662,930

		14,681,259

United Kingdom (23.55%)
3I Group PLC	8,725	152,826
Aegis Group PLC	15,694	39,302
Aggreko PLC	4,131	25,911
Alliance Boots PLC	14,628	212,263
AMEC PLC	4,853	32,530
Amvescap PLC	13,605	147,745
Anglo American PLC	25,767	1,077,307
ARM Holdings PLC	20,557	45,226
Arriva PLC	2,835	35,034
AstraZeneca PLC	27,896	1,743,473
Aviva PLC	46,243	677,946
BAE Systems PLC	59,442	439,898
Balfour Beatty PLC	9,541	73,555
Barclays PLC	116,565	1,471,008
Barratt Developments PLC	4,701	93,828
BBA Group PLC	7,861	39,188
Bellway PLC	1,627	39,237
BG Group PLC	63,380	770,165
BHP Billiton PLC	44,392	766,342
Bovis Homes Group PLC	1,750	30,358
BP PLC	355,771	3,876,864
Brambles Industries PLC	13,242	118,762
British Airways PLC (a)	11,408	91,206
British American Tobacco PLC	28,314	765,518
British Land Co. PLC	9,806	250,434
British Sky Broadcasting PLC	21,989	224,794
Brixton PLC	3,680	36,449
BT Group PLC	151,193	758,671
Bunzl PLC	5,997	75,062
Burberry Group PLC	8,035	77,629
Cadbury Schweppes PLC	35,755	380,587
Capita Group PLC	11,264	115,469
Carnival PLC	3,216	153,849
Carphone Warehouse PLC	4,034	23,207
Cattles PLC	4,859	34,549
Centrica PLC	62,085	378,086
Charter PLC (a)	1,843	29,435
Close Brothers Group PLC	1,821	34,794
Cobham PLC	16,230	55,155
Collins Stewart Tullett	3,554	57,893
Compass Group PLC	38,857	195,162
Cookson Group PLC	2,731	29,019
Corus Group PLC	13,688	99,439

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
CSR PLC (a)	1,871	$29,532
Daily Mail & General Trust NV	4,634	52,623
De La Rue PLC	2,213	23,701
Diageo PLC	50,774	896,954
DSG International PLC	33,300	136,545
Electrocomponents PLC	6,845	35,661
EMAP PLC	3,278	46,159
EMAP PLC B Shares (b)	3,934	8,102
EMI Group PLC	11,954	59,536
Enterprise Inns	5,892	116,386
First Choice Holidays PLC	7,204	26,909
FirstGroup PLC	7,032	64,614
FKI PLC	9,705	16,400
Friends Provident PLC	27,585	99,940
Gallaher Group PLC	12,538	205,176
GKN PLC	11,565	62,200
GlaxoSmithKline PLC	103,885	2,765,919
Great Portland Estates	2,365	26,790
Group 4 Securicor PLC	22,225	70,326
GUS PLC	16,069	290,639
Hammerson PLC	5,537	136,018
Hanson PLC	11,913	172,532
Hays PLC	30,718	83,109
HBOS PLC	66,815	1,322,318
HMV Group PLC	6,211	18,839
HSBC Holdings PLC	204,746	3,735,806
ICAP PLC	8,629	83,368
IMI PLC	5,051	47,925
Imperial Chemical Industries PLC	21,416	159,290
Imperial Tobacco Group PLC	12,275	409,099
Inchcape PLC	7,447	73,029
InterContinental Hotels Group PLC	7,224	126,534
International Power PLC	26,909	157,699
Intertek Group PLC	2,410	35,196
Invensys PLC (a)	10,693	41,594
Investec PLC (a)	4,425	43,456
ITV PLC	77,395	140,201
Johnson Matthey PLC	3,433	88,639
Kelda Group PLC	5,624	89,558
Kesa Electricals PLC	7,775	47,421
Kingfisher PLC	43,662	200,493
Ladbrokes PLC	10,011	72,915
Land Securities Group PLC	8,752	322,492
Legal and General Group PLC	121,475	324,107
Liberty International PLC	3,781	86,722
Lloyds TSB Group PLC	98,129	991,233
LogicaCMG PLC	17,725	51,441
London Stock Exchange Group	3,342	77,341
Man Group PLC	32,949	276,380
Marks & Spencer Group PLC	31,171	374,982
Meggitt PLC	7,444	43,486
MFI Furniture Group PLC	9,514	17,101

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Michael Page International PLC	3,770	$27,159
Misys PLC	7,550	31,983
Mitchells & Butler	9,973	110,077
National Express Group PLC	1,974	34,706
National Grid PLC	47,945	599,214
Next PLC	4,666	165,642
Old Mutual PLC	93,851	294,334
PartyGaming PLC	10,583	21,202
Pearson PLC	14,798	210,712
Persimmon PLC	5,386	134,930
Premier Farnell PLC	5,332	18,070
Provident Financial PLC	3,617	42,361
Prudential PLC	44,367	551,173
Punch Taverns PLC	3,930	71,339
Rank Group PLC	9,223	40,538
Reckitt Benckiser PLC	10,935	453,298
Reed Elsevier PLC	23,791	263,930
Rentokil Intial PLC	36,225	99,365
Resolution PLC	12,835	148,395
Reuters Group PLC	25,011	203,474
Rexam PLC	9,093	97,300
Rio Tinto PLC	19,044	901,053
Rolls Royce Group (a)	32,284	273,825
Royal & Sun Alliance Insurance Group PLC	46,666	130,189
Royal Bank of Scotland Group	57,224	1,970,366
Royal Dutch Shell PLC Class A	68,398	2,256,505
Royal Dutch Shell PLC Class B	48,622	1,650,508
SABMiller PLC	16,095	300,752
Sage Group PLC	22,769	107,112
Sainsbury	25,232	177,398
Schroders PLC	1,750	30,473
Scottish & Newcastle PLC	12,816	136,777
Scottish & Southern Energy PLC	15,422	380,578
Scottish Power PLC	25,539	311,534
Serco Group PLC	6,684	46,993
Severn Trent PLC	6,468	161,794
Signet Group PLC	37,383	77,343
Slough Estates PLC	6,897	85,875
Smith & Nephew PLC	16,972	156,107
Smiths Group PLC	10,110	169,703
Sportingbet PLC	4,611	15,907
SSL International PLC	2,302	15,086
Stagecoach Group	11,851	28,180
Standard Life PLC (a)	34,484	174,813
Tate & Lyle PLC	7,350	99,016
Taylor Woodrow PLC	10,174	67,577
Tesco PLC	142,671	961,668
The Berkeley Group Holdings PLC (a)	1,551	39,059
The Davis Service Group PLC	2,333	20,989
TI Automotive Ltd. (a) (b)	7,024	—

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tomkins PLC	15,729	$69,723
Travis Perkins PLC	1,646	53,502
Trinity Mirror PLC	4,523	40,311
Unilever PLC	22,467	554,010
United Business Media PLC	4,343	53,872
United Utilities PLC	16,691	220,479
Vodafone Group PLC	942,447	2,157,212
Whitbread PLC	4,356	105,620
William Hill PLC	5,644	68,002
Wimpey (George) PLC	5,627	54,575
Wolseley PLC	12,421	261,868
WPP Group PLC	22,366	277,226
Xstrata PLC	8,501	351,285
Yell Group PLC	12,462	138,949

		49,432,627

Total Common Stocks
(cost $157,848,936)		205,885,658

Preferred Stocks (0.22%)
Germany (0.21%)
Henkel KGaA	988	137,386
Porsche AG PFD	117	121,188
ProSiebenSat.1 Media AG	1,119	31,004
RWE AG-Non Voting PFD	640	53,660
Volkswagen AG PFD	1,793	106,064

		449,302

Italy (0.01%)
Compagnia Assicuratrice Unipol SpA	10,202	30,207

Total Preferred Stocks
(cost $267,783)		479,509

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Repurchase Agreement (1.06%)
Investors Bank & Trust Repurchase Agreement, (c) 3.520%, to be repurchased at $2,233,243 on 10/02/2006	$2,232,588	$2,232,588

Total Repurchase Agreement
(cost $2,232,588)		2,232,588

TOTAL INVESTMENTS (99.37%)
(cost $160,349,307)		208,597,755
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.63%)		1,330,240

NET ASSETS (100.0%)		$209,927,995

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	Repurchase agreement is fully collateralized by Government Agency Securities with a coupon rate of 6.40%, a maturity date of April 20, 2022, and a market value of $2,344,217 as of September 30, 2006.

(d)	At September 30, 2006, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$69,015,298	33.09%
British Pound	49,432,627	23.70
Japanese Yen	48,767,552	23.38
Swiss Franc	14,681,259	7.04
Australian Dollar	10,790,818	5.17
Swedish Krone	5,006,142	2.40
Hong Kong Dollar	3,477,277	1.67
United States Dollar	2,238,788	1.07
Singapore Dollar	1,731,305	0.83
Norweigian Krone	1,658,674	0.79
Danish Krone	1,530,658	0.73
New Zealand Dollar	267,357	0.13

Total Investments	$208,597,755	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$62,259,229	29.66%
Consumer Discretionary	24,550,601	11.69
Industrials	21,473,769	10.23
Materials	16,723,075	7.97
Consumer Staples	16,504,112	7.86
Health Care	15,721,796	7.49
Energy	15,610,908	7.44
Information Technology	11,575,981	5.52
Utilities	11,426,167	5.44
Telecommunication Services	10,519,529	5.01

Total Stocks	206,365,167	98.31
Repurchase Agreement	2,232,588	1.06
Cash and Other Assets, net of Liabilities	1,330,240	0.63

Net Assets	$209,927,995	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Registered Investment Companies (99.86%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (37.77%) (a)	7,150,217	$73,861,739
State Farm Mutual Fund Trust Equity Fund Institutional Shares (62.09%) (a)	13,748,138	121,396,059

Total Registered Investment Companies
(cost $181,990,918)		195,257,798

Short-term Investments (0.04%)
JPMorgan Treasury Plus Money Market Fund (b)	85,803	85,803

Total Short-term Investments
(cost $85,803)		85,803

TOTAL INVESTMENTS (99.90%)
(cost $182,076,721)		195,343,601
OTHER ASSETS, NET OF LIABILITIES (0.10%)		188,611

NET ASSETS (100.00%)		$195,532,212

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

(b)	Investment in this registered investment company was discontinued due to investment restrictions stated in the Trust’s Statement of Additional Information.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (51.23%)
Aerospace/Defense (0.34%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$946,886

Agriculture, Foods, & Beverage (3.10%)
Bottling Group LLC
2.450%, 10/16/2006	500,000	499,513
General Mills Inc.
2.625%, 10/24/2006	500,000	499,209
Kellogg Co.
2.875%, 06/01/2008	500,000	481,182
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	956,338
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	968,943
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	971,931
ConAgra Inc.
7.875%, 09/15/2010	333,000	362,170
Kellogg Co.
6.600%, 04/01/2011	500,000	526,084
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	505,352
Hershey Co.
5.300%, 09/01/2011	500,000	503,833
General Mills Inc.
6.000%, 02/15/2012	500,000	514,886
Bottling Group LLC
4.625%, 11/15/2012	500,000	485,236
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	485,699
Hershey Co.
5.450%, 09/01/2016	500,000	505,692
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	478,906

		8,744,974

Automotive (1.92%)
General Motors Acceptance Corp.
6.125%, 02/01/2007	1,000,000	998,642
6.150%, 04/05/2007	500,000	499,430
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	972,434
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	960,662
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	479,664
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	500,000	486,250
General Motors Acceptance Corp.
6.875%, 09/15/2011	500,000	497,351

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Daimler Chrysler North America
6.500%, 11/15/2013	$500,000	$512,734

		5,407,167

Banks (4.20%)
JPMorgan Chase & Co.
3.625%, 05/01/2008	500,000	488,140
Bank One Corp.
2.625%, 06/30/2008	1,000,000	957,433
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	966,465
Bank of New York
5.050%, 03/03/2009	500,000	496,620
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	971,517
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	969,244
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	495,250
Bank of New York
4.950%, 01/14/2011	1,000,000	991,934
Wachovia Corp.
5.350%, 03/15/2011	500,000	503,429
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,011,945
Royal Bank of Canada
5.650%, 07/20/2011	500,000	510,693
Wachovia Corp.
5.700%, 08/01/2013	500,000	511,426
US Bank NA
4.950%, 10/30/2014	500,000	486,505
Fifth Third Bank
4.750%, 02/01/2015	500,000	477,289
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	484,738
Wachovia Bank NA
5.600%, 03/15/2016	500,000	504,559
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	513,186
JP Morgan Chase
5.875%, 06/13/2016	500,000	512,872

		11,853,245

Building Materials & Construction (2.09%)
Lafarge SA
6.150%, 07/15/2011	500,000	510,734
CRH America Inc.
5.625%, 09/30/2011	500,000	500,501
Cooper Industries Ltd.
5.250%, 11/15/2012	1,000,000	994,582
Hanson Australia Funding
5.250%, 03/15/2013	500,000	482,165

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Leggett & Platt Inc.
4.700%, 04/01/2013	$500,000	$479,047
CRH America Inc.
5.300%, 10/15/2013	1,000,000	966,919
Masco Corp.
4.800%, 06/15/2015	500,000	454,644
Hanson PLC
6.125%, 08/15/2016	1,000,000	1,006,675
CRH America Inc.
6.000%, 09/30/2016	500,000	500,701

		5,895,968

Chemicals (1.09%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	960,204
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	466,724
4.875%, 04/30/2014	500,000	484,696
PPG Industries Inc.
7.400%, 08/15/2019	500,000	570,975
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	583,869

		3,066,468

Commercial Service/Supply (1.19%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	486,172
First Data Corp.
4.500%, 06/15/2010	500,000	488,234
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	503,309
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	483,606
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	899,853
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	484,027

		3,345,201

Computers (0.17%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	489,337

Consumer & Marketing (2.46%)
The Gillette Co.
2.500%, 06/01/2008	500,000	479,007
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	483,755
Clorox Co.
4.200%, 01/15/2010	500,000	484,424
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	477,698

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Avon Products Inc.
5.125%, 01/15/2011	$500,000	$495,893
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,018,028
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	477,718
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	484,611
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	984,106
Clorox Co.
5.000%, 01/15/2015	500,000	487,397
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,070,574

		6,943,211

Electronic/Electrical Mfg. (0.99%)
Raytheon Co.
6.550%, 03/15/2010	500,000	519,969
Emerson Electric Co.
7.125%, 08/15/2010	315,000	336,492
General Electric Co.
5.000%, 02/01/2013	500,000	494,351
Emerson Electric Co.
4.500%, 05/01/2013	500,000	480,495
4.750%, 10/15/2015	1,000,000	958,834

		2,790,141

Financial Services (4.19%)
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	478,741
4.500%, 06/15/2009	500,000	492,359
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	969,787
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	970,004
SLM Corp.
4.500%, 07/26/2010	1,000,000	973,702
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	987,493
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	990,959
American Express Credit
5.000%, 12/02/2010	1,000,000	996,583
Household Finance Corp.
5.250%, 01/14/2011	500,000	500,118
SLM Corp.
5.450%, 04/25/2011	500,000	503,070
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	507,953
American Express Co.
5.250%, 09/12/2011	500,000	501,293

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Citigroup Inc.
5.125%, 05/05/2014	$500,000	$493,645
Goldman Sachs Group Inc.
5.500%, 11/15/2014	500,000	497,904
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	486,981
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	473,167
Citigroup Inc.
5.300%, 01/07/2016	500,000	497,166
Western Union Co. (a)
5.930%, 10/01/2016	500,000	504,115

		11,825,040

Forest Products & Paper (0.75%)
International Paper Co.
6.750%, 09/01/2011	500,000	530,942
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	522,244
International Paper Co.
5.250%, 04/01/2016	500,000	476,633
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	595,445

		2,125,264

Health Care (5.88%)
Abbott Laboratories
6.400%, 12/01/2006	500,000	500,643
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	977,516
Abbott Laboratories
3.500%, 02/17/2009	500,000	482,405
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	980,261
Amgen Inc.
4.000%, 11/18/2009	500,000	484,691
Genentech Inc.
4.400%, 07/15/2010	1,000,000	975,662
Medtronic Inc.
4.375%, 09/15/2010	500,000	485,943
Abbott Laboratories
5.600%, 05/15/2011	750,000	763,348
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	473,963
Wyeth
5.500%, 03/15/2013	500,000	502,303
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	479,615
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	933,684
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,003,255

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc.
4.500%, 02/15/2014	$1,000,000	$970,798
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	946,676
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,006,589
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	956,648
Amgen Inc.
4.850%, 11/18/2014	500,000	482,717
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	477,237
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	939,547
Medtronic Inc.
4.750%, 09/15/2015	500,000	475,120
Abbott Laboratories
5.875%, 05/15/2016	750,000	776,961
Baxter International Inc.
5.900%, 09/01/2016	500,000	513,513

		16,589,095

Machinery & Manufacturing (3.42%)
United Technologies Corp.
4.375%, 05/01/2010	500,000	488,321
Deere & Co.
7.850%, 05/15/2010	500,000	543,144
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	990,117
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	486,743
Goodrich Corp.
7.625%, 12/15/2012	500,000	556,588
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	489,743
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	506,652
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	714,520
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	970,028
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	955,639
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	472,058
Dover Corp.
4.875%, 10/15/2015	1,000,000	962,847
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,002,901
Caterpillar Inc.
5.700%, 08/15/2016	500,000	510,157

		9,649,458

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (2.11%)
The Walt Disney Co.
5.500%, 12/29/2006	$500,000	$500,298
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	544,454
New York Times Co.
4.500%, 03/15/2010	500,000	486,337
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,008,835
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,018,725
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	904,624
New York Times Co.
5.000%, 03/15/2015	500,000	470,066
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,007,143

		5,940,482

Mining & Metals (1.64%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	948,557
Alcoa Inc.
7.375%, 08/01/2010	500,000	536,815
BHP Billiton Finance
5.000%, 12/15/2010	500,000	496,214
Alcoa Inc.
6.500%, 06/01/2011	250,000	262,638
BHP Billiton Finance
4.800%, 04/15/2013	500,000	485,740
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	952,697
Alcan Inc.
5.000%, 06/01/2015	1,000,000	953,921

		4,636,582

Oil & Gas (1.98%)
BP Capital Markets PLC
2.625%, 03/15/2007	1,000,000	988,088
ChevronTexaco Capital Co.
3.500%, 09/17/2007	500,000	492,233
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	558,375
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,535,826
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	518,064
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	490,517
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,011,948

		5,595,051

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (3.99%)
Safeway Inc.
4.125%, 11/01/2008	$1,000,000	$973,291
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	981,157
CVS Corp.
4.000%, 09/15/2009	1,000,000	964,489
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	963,816
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	968,251
Home Depot Inc.
4.625%, 08/15/2010	500,000	490,666
Safeway Inc.
4.950%, 08/16/2010	500,000	488,917
Albertson’s Inc.
7.500%, 02/15/2011	500,000	509,405
Home Depot Inc.
5.200%, 03/01/2011	500,000	500,950
CVS Corp.
5.750%, 08/15/2011	500,000	506,508
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	963,204
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	933,121
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	973,050
Target Corp.
5.875%, 07/15/2016	1,000,000	1,036,397

		11,253,222

Telecom & Telecom Equipment (2.69%)
Cingular Wireless
5.625%, 12/15/2006	500,000	500,012
GTE North Inc.
5.650%, 11/15/2008	500,000	501,256
Vodafone Group PLC
7.750%, 02/15/2010	500,000	536,147
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	545,447
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,002,667
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,004,209
Vodafone Group PLC
5.500%, 06/15/2011	500,000	501,206
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	512,575
Alltel Corp.
7.000%, 07/01/2012	500,000	531,415
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	963,853

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
SBC Communications Inc.
5.625%, 06/15/2016 $	1,000,000	$989,031

		7,587,818

Utilities & Energy (7.03%)
Alabama Power Co.
7.125%, 10/01/2007	300,000	305,165
3.125%, 05/01/2008	500,000	483,986
Pacificorp
4.300%, 09/15/2008	1,000,000	985,014
Duke Energy Corp.
4.500%, 04/01/2010	500,000	488,346
Progress Energy Florida
4.500%, 06/01/2010	500,000	487,649
Commonwealth Edison
4.740%, 08/15/2010	500,000	489,977
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	542,640
Reliant Energy
7.750%, 02/15/2011	500,000	542,286
Appalachian Power Co.
5.550%, 04/01/2011	500,000	502,973
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	515,922
Tampa Electric Co.
6.875%, 06/15/2012	500,000	535,981
Northern States Power Co.
8.000%, 08/28/2012	500,000	566,858
Southern California Gas
4.800%, 10/01/2012	500,000	487,731
Georgia Power
5.125%, 11/15/2012	200,000	198,191
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	991,565
Florida Power Corp.
4.800%, 03/01/2013	500,000	484,353
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	479,276
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	954,030
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	486,475
PSI Energy
5.000%, 09/15/2013	1,000,000	966,773
Boston Edison
4.875%, 04/15/2014	1,000,000	974,901
Union Electric Co.
5.500%, 05/15/2014	500,000	499,568
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	945,838
Union Elec Co.
4.750%, 04/01/2015	500,000	472,135

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison
4.700%, 04/15/2015	$500,000	$467,126
Southwestern Electric Power
5.375%, 04/15/2015	500,000	489,032
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	497,722
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	995,759
Virginia Electric & Power
5.400%, 01/15/2016	500,000	491,623
Ohio Power Co.
6.000%, 06/01/2016	500,000	513,481
Commonwealth Edison
5.950%, 08/15/2016	500,000	506,919
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	477,824
Southern California Gas
5.450%, 04/15/2018	500,000	499,862
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	518,997

		19,845,978

Total Corporate Bonds
(cost $145,962,094)		144,530,588

Taxable Municipal Bonds (0.67%)
Illinois State
3.850%, 06/01/2013	1,000,000	927,980
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	973,330

Total Taxable Municipal Bonds
(cost $ 1,998,587)		1,901,310

Foreign Government Bonds (0.18%)
Province of Ontario
5.500%, 10/01/2008	500,000	504,804

Total Foreign Government Bonds
(cost $488,382)		504,804

Government Agency Securities (32.49%) (b)
Agency Notes & Bonds (5.46%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,045,459
4.500%, 07/15/2013	1,500,000	1,460,898
5.200%, 03/05/2019	2,000,000	1,944,392
5.300%, 05/12/2020	3,000,000	2,894,637
Federal National Mortgage Association
6.625%, 10/15/2007	500,000	507,447

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (Cont.)
3.250%, 01/15/2008 $	3,000,000	$2,933,511
3.250%, 08/15/2008	1,500,000	1,454,035
6.625%, 11/15/2010	1,000,000	1,063,525
4.375%, 09/15/2012	1,500,000	1,457,578
7.125%, 01/15/2030	500,000	632,449

		15,393,931

Mortgage-Backed Securities (27.03%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	653,525	643,846
5.000%, 09/01/2018	610,405	601,414
5.000%, 09/01/2018	570,635	562,184
5.500%, 11/01/2018	558,593	559,484
4.500%, 11/01/2018	1,298,186	1,254,261
5.000%, 01/01/2019	624,874	614,689
5.000%, 04/01/2019	634,655	624,310
4.500%, 05/01/2019	700,092	675,445
4.000%, 05/01/2019	780,534	737,673
5.500%, 06/01/2019	953,919	954,586
5.000%, 01/01/2020	760,257	747,865
5.500%, 04/01/2020	796,583	796,437
5.500%, 07/01/2020	1,622,638	1,623,772
6.000%, 07/01/2021	1,959,015	1,986,627
6.000%, 11/01/2028	85,905	86,837
6.500%, 06/01/2029	138,686	142,131
7.500%, 12/01/2030	9,524	9,871
7.000%, 07/01/2031	12,910	13,290
6.500%, 09/01/2031	25,819	26,406
6.000%, 11/01/2032	362,371	365,297
6.000%, 12/01/2032	181,373	182,837
5.500%, 05/01/2033	2,135,324	2,111,872
5.500%, 07/01/2033	1,472,306	1,456,136
5.000%, 08/01/2033	1,431,649	1,381,543
5.500%, 03/01/2034	729,141	720,490
5.000%, 04/01/2034	1,243,885	1,198,660
6.000%, 07/01/2034	1,847,009	1,859,485
5.000%, 05/01/2035	1,762,389	1,695,931
5.500%, 05/01/2035	1,813,329	1,789,162
4.500%, 08/01/2035	947,919	886,205
5.000%, 10/01/2035	1,509,327	1,452,412
6.500%, 08/01/2036	1,989,790	2,026,949
Federal National Mortgage Association
6.000%, 09/01/2013	277,257	280,388
5.500%, 12/01/2016	135,018	135,403
5.500%, 01/01/2017	68,481	68,676
5.500%, 01/01/2017	573,273	574,908
6.500%, 01/01/2017	74,510	76,174
5.500%, 02/01/2017	515,114	516,583
5.000%, 03/01/2017	585,714	577,521
6.000%, 04/01/2017	88,856	90,240
5.500%, 01/01/2018	347,683	348,456

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.000%, 02/01/2018	$695,607	$685,877
5.000%, 05/01/2018	521,430	513,879
5.000%, 05/01/2018	1,035,108	1,019,957
5.000%, 05/01/2018	997,303	982,705
4.500%, 05/01/2018	1,253,093	1,212,750
4.500%, 05/01/2018	1,256,617	1,216,160
4.500%, 03/01/2019	720,864	696,314
5.500%, 10/01/2019	1,409,877	1,411,030
5.000%, 11/01/2019	1,447,629	1,424,476
4.500%, 12/01/2019	790,664	763,928
5.000%, 06/01/2020	1,288,731	1,266,713
4.500%, 09/01/2020	1,352,022	1,302,939
5.500%, 05/01/2021	954,955	954,522
7.500%, 09/01/2029	83,851	87,025
8.000%, 03/01/2030	12,604	13,294
6.500%, 05/01/2030	117,370	120,262
6.500%, 08/01/2031	32,610	33,342
7.000%, 08/01/2031	24,034	24,744
6.500%, 10/01/2031	79,221	81,000
6.000%, 11/01/2031	74,589	75,211
7.000%, 01/01/2032	92,468	95,200
6.000%, 03/01/2032	99,236	100,064
6.500%, 03/01/2032	46,504	47,549
6.500%, 04/01/2032	324,065	331,216
7.000%, 04/01/2032	92,867	95,582
6.500%, 05/01/2032	738,441	758,494
6.000%, 05/01/2032	83,216	83,830
6.500%, 06/01/2032	109,761	112,183
7.000%, 06/01/2032	161,848	166,579
7.000%, 06/01/2032	167,347	172,239
6.500%, 07/01/2032	239,388	244,670
6.000%, 08/01/2032	382,843	385,667
6.500%, 10/01/2032	527,621	539,264
5.500%, 10/01/2032	1,321,684	1,306,629
6.000%, 11/01/2032	460,837	464,237
6.000%, 01/01/2033	268,913	270,897
5.500%, 03/01/2033	451,839	446,408
5.500%, 03/01/2033	1,045,776	1,033,205
6.000%, 04/01/2033	682,688	687,337
5.000%, 05/01/2033	675,912	651,774
5.000%, 05/01/2033	879,884	848,461
5.000%, 08/01/2033	1,320,096	1,272,953
5.500%, 10/01/2033	973,083	961,385
5.000%, 03/01/2034	2,112,326	2,036,890
5.500%, 05/01/2034	1,394,413	1,376,421
6.000%, 07/01/2034	828,492	833,584
5.500%, 12/01/2034	1,928,368	1,903,486
5.500%, 04/01/2035	1,688,731	1,664,564
5.500%, 07/01/2035	2,153,967	2,123,142
5.000%, 10/01/2035	1,413,938	1,359,525
5.000%, 11/01/2035	960,011	923,067
6.000%, 08/01/2036	2,990,820	3,004,613

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
Government National Mortgage Association
6.000%, 05/15/2017	$234,471	$238,794
6.500%, 06/15/2028	138,129	142,071
6.000%, 11/15/2028	154,335	156,650
6.500%, 03/15/2029	151,654	155,997
7.000%, 06/15/2029	116,079	119,919
7.500%, 08/20/2030	35,609	36,820
6.500%, 11/15/2031	13,164	13,525
6.000%, 01/15/2032	95,555	96,878
5.500%, 10/15/2033	992,240	986,585
5.000%, 11/20/2033	1,270,453	1,231,187
6.000%, 12/20/2033	453,062	458,178

		76,280,303

Total Government Agency Securities
(cost $93,325,977)		91,674,234

U.S. Treasury Obligations (14.50%)
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,595,548
7.500%, 11/15/2016	1,500,000	1,837,500
8.125%, 08/15/2019	750,000	989,062
6.250%, 08/15/2023	3,000,000	3,483,048
6.875%, 08/15/2025	1,000,000	1,249,453
U.S. Treasury Notes
6.500%, 10/15/2006	3,000,000	3,001,056
4.375%, 05/15/2007	3,000,000	2,988,633
6.125%, 08/15/2007	1,750,000	1,766,884
5.625%, 05/15/2008	3,000,000	3,040,899
4.750%, 11/15/2008	1,000,000	1,001,367
6.000%, 08/15/2009	4,600,000	4,768,006
6.500%, 02/15/2010	2,000,000	2,116,016
5.000%, 08/15/2011	4,000,000	4,077,032
4.375%, 08/15/2012	4,000,000	3,958,280
4.750%, 05/15/2014	3,000,000	3,025,431

Total U.S. Treasury Obligations
(cost $41,107,160)		40,898,215

	Shares	Value
Short-term Investments (0.17%)
JPMorgan Treasury Plus Money Market Fund	484,897	$484,897

Total Short-term Investments
(cost $484,897)		484,897

TOTAL INVESTMENTS (99.24%)
(cost $283,367,097)		279,994,048
OTHER ASSETS, NET OF LIABILITIES (0.76%)		2,154,207

NET ASSETS (100.00%)		$282,148,255

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security amounted to $504,115 or 0.18% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (98.09%) (b)
Alabama (1.06%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aaa	$1,000,000	$1,064,020

California (9.35%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,606,920
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	950,004
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,509,237
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,616,190
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,359,830
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2019	A1	650,000	681,180
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	630,222

					9,353,583

Colorado (2.16%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,457,663
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	706,488

					2,164,151

Connecticut (1.45%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	800,000	811,088
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @100) (c)	5.000%	01/15/2021	Aaa	600,000	640,332

					1,451,420

Delaware (1.73%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,734,509

Georgia (3.23%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000 (Prerefunded to 10-01-2010 @101) (c)	5.500%	10/01/2014	Aa2	2,000,000	2,162,100
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,070,810

					3,232,910

Idaho (1.59%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	536,985
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,057,560

					1,594,545

Illinois (1.08%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,077,090

Indiana (1.49%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,490,215

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (0.52%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	$500,000	$518,905

Kansas (6.92%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (c)	5.750%	09/01/2013	Aa2	1,300,000	1,403,961
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (c)	5.500%	10/01/2016	AA	2,000,000	2,076,700
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	850,000	852,422
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	777,822
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,039,180
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	249,641
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	259,793
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	264,618

					6,924,137

Louisiana (0.63%)
State of Louisiana, General Obligation Bonds, Series 2000-A (Prerefunded to 11-15-2010 @100) (c)	5.000%	11/15/2019	Aaa	600,000	633,240

Maryland (3.13%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,342,350
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2005, Second Series	4.250%	08/01/2020	Aaa	700,000	713,916
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,074,790

					3,131,056

Massachusetts (2.19%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,098,270
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,091,420

					2,189,690

Michigan (4.83%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	2,575,000	2,717,140
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa2	1,985,000	2,112,695

					4,829,835

Minnesota (3.79%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,716,125

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B (d)	5.000%	08/01/2022	Aaa	$1,000,000	$1,079,860

					3,795,985

Mississippi (2.57%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	2,400,000	2,572,272

Missouri (6.56%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,335,900
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,239,014
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (c)	5.625%	07/01/2016	Aaa	1,260,000	1,356,995
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000	5.000%	02/01/2017	Aaa	2,500,000	2,627,650

					6,559,559

Montana (0.33%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa3	315,000	333,286

Nebraska (1.70%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,700,605

New Hampshire (3.26%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,599,256
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,667,358

					3,266,614

New Jersey (1.60%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,605,015

New York (2.46%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,383,967
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,074,120

					2,458,087

North Carolina (2.13%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,069,750

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	$1,000,000	$1,060,790

					2,130,540

Ohio (5.01%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (c)	5.500%	11/15/2014	Aaa	2,400,000	2,599,296
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,081,070
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2020	Aa2	1,270,000	1,333,894

					5,014,260

Oregon (5.60%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,084,790
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 6-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa3	1,500,000	1,632,810
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 6-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa3	2,000,000	2,123,460
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	763,783

					5,604,843

Rhode Island (1.05%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,048,770

Tennessee (5.23%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 5-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa3	2,440,000	2,591,085
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100) (c)	5.400%	03/01/2020	Aa1	2,500,000	2,643,875

					5,234,960

Texas (9.41%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @100) (c)	5.500%	10/01/2013	Aa2	2,400,000	2,570,904
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,400,000	2,558,664
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000 (Prerefunded to 8-15-2010 @ 100) (c)	5.125%	02/15/2016	Aaa	1,500,000	1,583,430
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,698,512

					9,411,510

Utah (1.20%)
West Jordan Utah, General Obligation Bonds Series 2004	5.250%	04/01/2022	Aaa	680,000	733,638
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	469,652

					1,203,290

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (2.16%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	$1,000,000	$1,048,480
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,115,010

					2,163,490

Wisconsin (2.67%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,671,200

Total Long-term Municipal Bonds
(cost $93,841,681)					98,163,592

Short-term Investments (2.01%)
JPMorgan Tax Free Money Market Fund				2,010,968	2,010,968

Total Short-term Investments
(cost $2,010,968)					2,010,968

TOTAL INVESTMENTS (100.10%)
(cost $95,852,649)					100,174,560
LIABILITIES, NET OF OTHER ASSETS (-0.10%)					(104,794)

NET ASSETS (100.00%)					$100,069,766

(a)	Ratings represent the lower of Moody’s or S&P’s ratings.

(b)	Long-term Municipal Bonds consisted of 44.19% Advanced Refund Bonds, 29.35% General Obligation Bonds, and 26.46% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Security purchased on a “when-issued” basis.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Principal amount	Value
Short-term Investments (99.67%)
Agriculture, Foods, & Beverage (4.70%)
Coca-Cola Co.
5.190%, 10/20/2006 (a)	$3,000,000	$2,991,350
5.220%, 10/27/2006	2,500,000	2,490,213

		5,481,563

Automotive (19.85%)
Toyota Motor Credit Corp.
5.240%, 11/13/2006	5,792,000	5,754,905
FCAR Owner Trust Series 1
5.260% to 5.280%, 10/13/2006	5,792,000	5,780,963
New Center Asset Trust
5.240% to 5.250%, 10/19/2006	5,850,000	5,833,817
American Honda Finance Corp.
5.220%, 11/06/2006	5,800,000	5,768,883

		23,138,568

Chemicals (4.96%)
E.I. du Pont de Nemours and Co. (a)
5.200%, 10/18/2006	5,793,000	5,777,938

Financial Services (23.01%)
Citigroup Funding
5.240%, 11/03/2006	5,854,000	5,825,029
Caterpillar Financial Services Corp.
5.190%, 10/04/2006	2,900,000	2,898,328
5.190%, 10/10/2006	1,600,000	1,597,693
General Electric Capital Corp.
5.240% to 5.250%, 10/17/2006	5,850,000	5,835,501
Chevron Funding Corp.
5.210%, 11/16/2006	5,000,000	4,965,990
HSBC Finance Corp.
5.210%, 11/27/2006	5,750,000	5,701,735

		26,824,276

Government Agency Securities (38.68%) (b)
Federal National Mortgage Association
5.225%, 10/02/2006	3,000,000	2,999,129
5.240%, 10/04/2006	3,685,000	3,682,855
5.210%, 10/11/2006	2,138,000	2,134,596
5.210%, 10/25/2006	2,175,000	2,167,131
5.160%, 11/08/2006	3,000,000	2,983,230
5.155%, 11/29/2006	5,000,000	4,957,042
5.095%, 12/20/2006	5,000,000	4,942,681
5.085%, 12/27/2006	5,000,000	4,937,850
Federal Home Loan Mortgage Corp.
5.230%, 10/05/2006	5,102,000	5,098,294
5.100%, 12/12/2006	3,500,000	3,463,804
5.150%, 12/26/2006	3,000,000	2,962,663

	Shares or principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
Federal Home Loan Discount Note
5.150%, 11/15/2006	$4,800,000	$4,768,413

		45,097,688

Health Care (1.92%)
Abbott Laboratories (a)
5.200%, 10/03/2006	1,250,000	1,249,459
5.180%, 11/07/2006	1,000,000	994,532

		2,243,991

Registered Investment Companies (1.68%)
JPMorgan Treasury Plus Money Market
Fund	1,963,446	1,963,446

Telecom & Telecom Equipment (4.87%)
BellSouth Corp.
5.230%, 10/31/2006	5,700,000	5,674,329

Total Short-term Investments
(cost $ 116,201,799)		116,201,799

TOTAL INVESTMENTS (99.67%)
(cost $ 116,201,799)		116,201,799
OTHER ASSETS, NET OF LIABILITIES (0.33%)		380,768

NET ASSETS (100.00%)		$116,582,567

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $11,013,279 or 9.45% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the “Small Cap Equity Fund”) seeks long-term growth of capital. The Small Cap Equity Fund invests most of its assets plus any borrowings in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Small Cap Equity Fund invests typically have market capitalizations in the same range as found in the Russell 2000® Index.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)	“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell™ is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities or quotations from an independent pricing service for non-U.S. equity securities in certain circumstances. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgement, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2006. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2006, there were commitments of $1,048,418, respresenting 1.05% of net assets, for such securities included in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were offered to the public. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds except the

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Tax Advantaged Bond Fund only by individuals or entities who enter into a Retirement Plan Record Keeping Service Agreement with Bisys Retirement Services, Inc. (“Bisys”), and who intend that the plan for which Bisys is providing administrative services will purchase Fund shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 09/30/2006
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.84%
LifePath Income Fund	LifePath Retirement Master Portfolio	54.20%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	45.46%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	42.95%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	45.90%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	47.88%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the Schedule of Investments for the Master Portfolios included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2006, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$281,285,886	$29,968,373	$(3,716,370)	$26,252,003
Small Cap Equity Fund	122,318,063	19,860,248	(10,878,886)	8,981,362
International Equity Fund	84,869,346	26,057,356	(2,044,950)	24,012,406
Small Cap Index Fund	261,564,350	62,420,102	(17,539,312)	44,880,790
International Index Fund	161,721,700	50,083,632	(3,207,577)	46,876,055
Equity and Bond Fund	182,076,721	13,862,522	(595,642)	13,266,880
Bond Fund	283,367,097	2,233,912	(5,606,961)	(3,373,049)
Tax Advantaged Bond Fund	95,852,649	4,326,970	(5,059)	4,321,911
Money Market Fund	116,201,799	—	—	—

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes to Schedules of Investments. The tax cost information for the LifePath Master Portfolios in the MIP Notes to Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes to Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $504,108 as ordinary income for federal income tax purposes during 2005. The International Index Fund recognized unrealized appreciation of $790,294 as ordinary income for federal income tax purposes during 2005. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2005 was $1,143,225 for the International Equity Fund and $790,294 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2006. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at September 30, 2006:

International Equity Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
582,484	Australian Dollar	1	10/25/2006	434,288	$137
36,887	British Pound	3	10/02/2006-10/04/2006	69,064	(123)
972,686	Euro	5	10/02/2006-01/11/2007	1,235,109	(2,116)
311,529,390	Japanese Yen	5	10/02/2006-01/11/2007	2,647,852	6,953
89,260	Swiss Franc	3	10/02/2006-10/04/2006	71,383	150

				Total	$5,001

International Index Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
918,973	Australian Dollar	1	10/24/2006	685,155	$(14,845)
952,419	British Pound	1	10/24/2006	1,780,914	(19,086)
1,789,876	Euro	1	10/24/2006	2,270,744	(29,256)
173,334,150	Japanese Yen	1	10/24/2006	1,472,072	(27,928)

				Total	$(91,115)

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2006:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Small Cap Index Fund	Russell 2000 Mini	118	$8,467,657	$8,638,780	Long	December ‘06	$171,123

Total							171,123

International Index Fund	Hang Seng Index	2	226,866	225,339	Long	October ‘06	(1,527)
International Index Fund	DJ Euro Stoxx 50	29	1,407,486	1,437,470	Long	December ‘06	29,984
International Index Fund	FTSE 100 Index	10	1,110,450	1,118,249	Long	December ‘06	7,799
International Index Fund	Nikkei 225	4	315,475	322,200	Long	December ‘06	6,725
International Index Fund	Share Price Index	4	380,718	386,557	Long	December ‘06	5,839
International Index Fund	TOPIX Index	4	545,632	547,156	Long	December ‘06	1,524

Total							$50,344

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks—98.82%
Advertising—0.17%
Interpublic Group of Companies Inc.(a) (b)	89,559	$886,634
Omnicom Group Inc.	35,139	3,289,010

		4,175,644

Aerospace & Defense—2.10%
Boeing Co. (The)	162,566	12,818,329
General Dynamics Corp.	82,504	5,913,062
Goodrich Corp.(b)	25,248	1,023,049
L-3 Communications Holdings Inc.	25,136	1,968,903
Lockheed Martin Corp.	72,818	6,266,717
Northrop Grumman Corp.	70,460	4,796,212
Raytheon Co.(b)	91,773	4,406,022
Rockwell Collins Inc.(b)	35,239	1,932,507
United Technologies Corp.	206,846	13,103,694

		52,228,495

Agriculture—1.89%
Altria Group Inc.	428,120	32,772,586
Archer-Daniels-Midland Co.	134,107	5,079,973
Monsanto Co.(b)	111,013	5,218,721
Reynolds American Inc.(b)	34,959	2,166,409
UST Inc.(b)	32,861	1,801,769

		47,039,458

Airlines—0.11%
Southwest Airlines Co.	160,672	2,676,796

		2,676,796

Apparel—0.36%
Coach Inc.(a) (b)	74,833	2,574,255
Jones Apparel Group Inc.	22,731	737,394
Liz Claiborne Inc.(b)	21,110	834,056
Nike Inc. Class B(b)	39,177	3,432,689
VF Corp.	18,209	1,328,347

		8,906,741

Auto Manufacturers—0.41%
Ford Motor Co.(b)	384,165	3,107,895
General Motors Corp.(b)	115,681	3,847,550
Navistar International Corp.(a)	12,553	324,118
PACCAR Inc.(b)	50,992	2,907,564

		10,187,127

Auto Parts & Equipment—0.14%
Goodyear Tire & Rubber Co. (The)(a) (b)	36,965	535,992
Johnson Controls Inc.(b)	39,899	2,862,354

		3,398,346

Banks—6.85%
AmSouth Bancorp	70,046	2,034,136
Bank of America Corp.	925,557	49,582,089
Bank of New York Co. Inc. (The)	156,074	5,503,169

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
BB&T Corp.(b)	109,836	$4,808,620
Comerica Inc.	33,101	1,884,109
Commerce Bancorp Inc.(b)	38,261	1,404,561
Compass Bancshares Inc.	26,443	1,506,722
Fifth Third Bancorp	114,102	4,345,004
First Horizon National Corp.(b)	25,250	959,752
Huntington Bancshares Inc.(b)	48,594	1,162,854
KeyCorp(b)	82,487	3,088,313
M&T Bank Corp.(b)	15,895	1,906,764
Marshall & Ilsley Corp.(b)	51,927	2,501,843
Mellon Financial Corp.(b)	84,151	3,290,304
National City Corp.(b)	123,707	4,527,676
North Fork Bancorp Inc.	96,034	2,750,414
Northern Trust Corp.(b)	38,332	2,239,739
PNC Financial Services Group	60,223	4,362,554
Regions Financial Corp.(b)	92,989	3,421,065
State Street Corp.	67,726	4,226,102
SunTrust Banks Inc.(b)	74,610	5,765,861
Synovus Financial Corp.(b)	66,294	1,947,055
U.S. Bancorp	363,451	12,073,842
Wachovia Corp.	333,458	18,606,956
Wells Fargo & Co.	688,614	24,914,055
Zions Bancorporation(b)	21,792	1,739,220

		170,552,779

Beverages—2.14%
Anheuser-Busch Companies Inc.	157,213	7,469,190
Brown-Forman Corp. Class B	15,640	1,198,806
Coca-Cola Co. (The)	416,769	18,621,239
Coca-Cola Enterprises Inc.	56,383	1,174,458
Constellation Brands Inc.(a) (b)	43,199	1,243,267
Molson Coors Brewing Co. Class B(b)	9,342	643,664
Pepsi Bottling Group Inc.	27,765	985,657
PepsiCo Inc.	337,164	22,003,323

		53,339,604

Biotechnology—1.04%
Amgen Inc.(a)	239,390	17,123,567
Biogen Idec Inc.(a)	70,275	3,139,887
Genzyme Corp.(a) (b)	53,458	3,606,811
MedImmune Inc.(a)	48,979	1,430,677
Millipore Corp.(a)	10,926	669,764

		25,970,706

Building Materials—0.15%
American Standard Companies Inc.(b)	35,693	1,498,035
Masco Corp.(b)	81,098	2,223,707

		3,721,742

Chemicals—1.32%
Air Products & Chemicals Inc.(b)	45,066	2,991,030
Ashland Inc.	12,948	825,823
Dow Chemical Co. (The)	196,198	7,647,798
Du Pont (E.I.) de Nemours and Co.(b)	188,518	8,076,111
Eastman Chemical Co.	16,647	899,271
Ecolab Inc.	36,546	1,564,900
Hercules Inc.(a)	23,272	366,999
International Flavors & Fragrances Inc.	16,021	633,470
PPG Industries Inc.	33,785	2,266,298
Praxair Inc.	65,930	3,900,419
Rohm & Haas Co.	29,366	1,390,480
Sherwin-Williams Co. (The)(b)	22,974	1,281,490

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
Sigma-Aldrich Corp.(b)	13,565	$1,026,464

		32,870,553

Coal—0.05%
CONSOL Energy Inc.	37,790	1,199,077

		1,199,077

Commercial Services—0.58%
Apollo Group Inc. Class A(a)	28,759	1,416,093
Block (H & R) Inc.	65,805	1,430,601
Convergys Corp.(a)	28,164	581,587
Donnelley (R.R.) & Sons Co.(b)	44,211	1,457,195
Equifax Inc.	25,908	951,083
McKesson Corp.	61,222	3,227,624
Monster Worldwide Inc.(a)	26,481	958,347
Moody’s Corp.	48,432	3,166,484
Robert Half International Inc.	35,286	1,198,665

		14,387,679

Computers—3.73%
Affiliated Computer Services Inc. Class A(a)	24,240	1,257,086
Apple Computer Inc.(a)	173,936	13,398,290
Computer Sciences Corp.(a)	35,126	1,725,389
Dell Inc.(a) (b)	464,568	10,610,733
Electronic Data Systems Corp.(b)	105,872	2,595,981
EMC Corp.(a)	470,082	5,631,582
Hewlett-Packard Co.	560,133	20,551,280
International Business Machines Corp.	311,224	25,501,695
Lexmark International Inc.(a) (b)	20,517	1,183,010
NCR Corp.(a) (b)	36,863	1,455,351
Network Appliance Inc.(a) (b)	76,172	2,819,126
SanDisk Corp.(a)	40,082	2,145,990
Sun Microsystems Inc.(a) (b)	717,738	3,567,158
Unisys Corp.(a)	71,074	402,279

		92,844,950

Cosmetics & Personal Care—2.07%
Alberto-Culver Co.	15,689	793,707
Avon Products Inc.(b)	91,565	2,807,383
Colgate-Palmolive Co.	105,616	6,558,754
Estee Lauder Companies Inc. (The) Class A(b)	26,413	1,065,236
Procter & Gamble Co.	649,317	40,244,668

		51,469,748

Distribution & Wholesale—0.10%
Genuine Parts Co.(b)	35,043	1,511,405
Grainger (W.W.) Inc.(b)	15,403	1,032,309

		2,543,714

Diversified Financial Services—8.53%
American Express Co.	248,448	13,932,964
Ameriprise Financial Inc.	49,858	2,338,340
Bear Stearns Companies Inc. (The)	24,622	3,449,542
Capital One Financial Corp.	62,609	4,924,824
Chicago Mercantile Exchange Holdings Inc.(b)	7,276	3,479,747
CIT Group Inc.	40,671	1,977,831
Citigroup Inc.	1,011,053	50,219,002
Countrywide Financial Corp.	125,171	4,385,992
E*TRADE Financial Corp.(a)	87,702	2,097,832
Federal Home Loan Mortgage Corp.	141,317	9,373,557
Federal National Mortgage Association	197,946	11,067,161
Federated Investors Inc. Class B	18,352	620,481

Security	Shares	Value
Common Stocks (Cont.)
Diversified Financial Services (Cont.)
Franklin Resources Inc.	34,096	$3,605,652
Goldman Sachs Group Inc. (The)	88,286	14,935,343
Janus Capital Group Inc.(b)	42,287	833,900
JP Morgan Chase & Co.	709,921	33,337,890
Legg Mason Inc.	26,825	2,705,569
Lehman Brothers Holdings Inc.	109,867	8,114,777
Merrill Lynch & Co. Inc.	181,291	14,180,582
Morgan Stanley	219,223	15,983,549
Rowe (T.) Price Group Inc.	53,523	2,561,076
Schwab (Charles) Corp. (The)	211,505	3,785,939
SLM Corp.(b)	83,862	4,359,147

		212,270,697

Electric—3.13%
AES Corp. (The)(a) (b)	134,704	2,746,615
Allegheny Energy Inc.(a) (b)	33,567	1,348,386
Ameren Corp.	42,105	2,222,723
American Electric Power Co. Inc.	80,448	2,925,894
CenterPoint Energy Inc.	63,430	908,318
CMS Energy Corp.(a) (b)	46,135	666,189
Consolidated Edison Inc.	50,412	2,329,034
Constellation Energy Group Inc.	36,691	2,172,107
Dominion Resources Inc.(b)	72,164	5,519,824
DTE Energy Co.(b)	36,280	1,505,983
Duke Energy Corp.	256,257	7,738,961
Dynegy Inc. Class A(a)	76,604	424,386
Edison International	66,516	2,769,726
Entergy Corp.	42,615	3,333,771
Exelon Corp.(b)	136,919	8,289,076
FirstEnergy Corp.	67,460	3,768,316
FPL Group Inc.(b)	82,714	3,722,130
PG&E Corp.(b)	71,082	2,960,565
Pinnacle West Capital Corp.(b)	20,170	908,658
PPL Corp.	78,261	2,574,787
Progress Energy Inc.(b)	51,820	2,351,592
Public Service Enterprise Group Inc.	51,485	3,150,367
Southern Co. (The)(b)	151,811	5,231,407
TECO Energy Inc.(b)	42,104	658,928
TXU Corp.	94,359	5,899,325
Xcel Energy Inc.(b)	83,603	1,726,402

		77,853,470

Electrical Components & Equipment—0.36%
American Power Conversion Corp.(b)	34,557	758,872
Emerson Electric Co.	83,380	6,992,247
Molex Inc.(b)	28,693	1,118,166

		8,869,285

Electronics—0.48%
Agilent Technologies Inc.(a) (b)	83,589	2,732,524
Applera Corp.—Applied Biosystems Group	37,283	1,234,440
Fisher Scientific International Inc.(a) (b)	25,527	1,997,232
Jabil Circuit Inc.(b)	37,751	1,078,546
PerkinElmer Inc.	26,161	495,228
Sanmina-SCI Corp.(a)	109,718	410,345
Solectron Corp.(a)	190,093	619,703
Symbol Technologies Inc.	52,579	781,324
Tektronix Inc.	17,304	500,605
Thermo Electron Corp.(a) (b)	32,239	1,267,960
Waters Corp.(a) (b)	20,961	949,114

		12,067,021

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Engineering & Construction—0.06%
Fluor Corp.	18,033	$1,386,557

		1,386,557

Entertainment—0.12%
International Game Technology Inc.(b)	69,402	2,880,183

		2,880,183

Environmental Control—0.18%
Allied Waste Industries Inc.(a) (b)	50,238	566,182
Waste Management Inc.	110,544	4,054,754

		4,620,936

Food—1.47%
Campbell Soup Co.	47,434	1,731,341
ConAgra Foods Inc.	104,485	2,557,793
Dean Foods Co.(a)	27,307	1,147,440
General Mills Inc.	72,158	4,084,143
Heinz (H.J.) Co.(b)	67,799	2,842,812
Hershey Co. (The)(b)	35,924	1,920,138
Kellogg Co.(b)	51,044	2,527,699
Kroger Co.	147,774	3,419,490
McCormick & Co. Inc. NVS	26,750	1,015,965
Safeway Inc.(b)	90,936	2,759,908
Sara Lee Corp.	154,991	2,490,705
SUPERVALU Inc.	43,419	1,287,373
Sysco Corp.(b)	126,503	4,231,525
Tyson Foods Inc. Class A(b)	51,221	813,389
Whole Foods Market Inc.(b)	28,827	1,713,189
Wrigley (William Jr.) Co.(b)	44,846	2,065,607

		36,608,517

Forest Products & Paper—0.39%
International Paper Co.	92,981	3,219,932
Louisiana-Pacific Corp.	21,879	410,669
MeadWestvaco Corp.(b)	36,811	975,860
Plum Creek Timber Co. Inc.	36,662	1,247,974
Temple-Inland Inc.	22,251	892,265
Weyerhaeuser Co.(b)	50,366	3,099,020

		9,845,720

Gas—0.24%
KeySpan Corp.	35,501	1,460,511
Nicor Inc.(b)	9,189	392,922
NiSource Inc.(b)	56,244	1,222,745
Peoples Energy Corp.(b)	7,893	320,850
Sempra Energy	53,235	2,675,059

		6,072,087

Hand & Machine Tools—0.10%
Black & Decker Corp.(b)	15,149	1,202,073
Snap-On Inc.(b)	12,087	538,476
Stanley Works (The)(b)	16,483	821,678

		2,562,227

Health Care - Products—3.07%
Bard (C.R.) Inc.(b)	21,011	1,575,825
Bausch & Lomb Inc.	10,814	542,106
Baxter International Inc.	133,424	6,065,455
Becton, Dickinson & Co.	50,046	3,536,751
Biomet Inc.	50,452	1,624,050
Boston Scientific Corp.(a)	240,923	3,563,251

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Products (Cont.)
Johnson & Johnson	598,178	$38,845,679
Medtronic Inc.(b)	235,052	10,915,815
Patterson Companies Inc.(a) (b)	28,357	953,079
St. Jude Medical Inc.(a)	71,847	2,535,481
Stryker Corp.(b)	60,702	3,010,212
Zimmer Holdings Inc.(a) (b)	49,632	3,350,160

		76,517,864

Health Care - Services—1.70%
Aetna Inc.	112,017	4,430,272
Coventry Health Care Inc.(a)	32,504	1,674,606
HCA Inc.	86,701	4,325,513
Health Management Associates Inc. Class A	48,813	1,020,192
Humana Inc.(a)	33,920	2,241,773
Laboratory Corp. of America Holdings(a)	25,652	1,682,002
Manor Care Inc.(b)	15,210	795,179
Quest Diagnostics Inc.	33,065	2,022,255
Tenet Healthcare Corp.(a) (b)	95,556	777,826
UnitedHealth Group Inc.	275,472	13,553,222
WellPoint Inc.(a)	126,755	9,766,473

		42,289,313

Home Builders—0.24%
Centex Corp.(b)	24,247	1,275,877
Horton (D.R.) Inc.	55,763	1,335,524
KB Home(b)	15,940	698,172
Lennar Corp. Class A	28,314	1,281,208
Pulte Homes Inc.(b)	43,301	1,379,570

		5,970,351

Home Furnishings—0.10%
Harman International Industries Inc.(b)	13,334	1,112,589
Whirlpool Corp.	15,897	1,337,097

		2,449,686

Household Products & Wares—0.46%
Avery Dennison Corp.(b)	19,313	1,162,063
Clorox Co. (The)	30,725	1,935,675
Fortune Brands Inc.(b)	30,754	2,309,933
Kimberly-Clark Corp.	93,710	6,124,886

		11,532,557

Housewares—0.06%
Newell Rubbermaid Inc.	56,261	1,593,312

		1,593,312

Insurance—4.92%
ACE Ltd.	66,509	3,640,038
AFLAC Inc.(b)	101,502	4,644,732
Allstate Corp. (The)	128,742	8,075,986
Ambac Financial Group Inc.	21,640	1,790,710
American International Group Inc.	531,457	35,214,341
Aon Corp.(b)	64,323	2,178,620
Chubb Corp.	84,020	4,365,679
CIGNA Corp.	22,682	2,638,370
Cincinnati Financial Corp.(b)	35,658	1,713,724
Genworth Financial Inc. Class A	93,061	3,258,066
Hartford Financial Services Group Inc. (The)	62,225	5,398,019
Lincoln National Corp.	58,726	3,645,710
Loews Corp.	93,488	3,543,195
Marsh & McLennan Companies Inc.(b)	112,542	3,168,057
MBIA Inc.(b)	27,460	1,687,142

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
MetLife Inc.	155,305	$8,802,687
MGIC Investment Corp.(b)	17,280	1,036,282
Principal Financial Group Inc.(b)	54,958	2,983,120
Progressive Corp. (The)(b)	157,940	3,875,848
Prudential Financial Inc.	99,189	7,563,161
SAFECO Corp.(b)	23,803	1,402,711
St. Paul Travelers Companies Inc.	141,306	6,625,838
Torchmark Corp.	20,140	1,271,035
UnumProvident Corp.(b)	69,442	1,346,480
XL Capital Ltd. Class A(b)	36,807	2,528,641

		122,398,192

Internet—1.53%
Amazon.com Inc.(a) (b)	64,167	2,061,044
eBay Inc.(a) (b)	240,260	6,813,774
Google Inc. Class A(a)	43,571	17,511,185
Symantec Corp.(a)	202,312	4,305,199
VeriSign Inc.(a)	49,609	1,002,102
Yahoo! Inc.(a)	254,225	6,426,808

		38,120,112

Iron & Steel—0.23%
Allegheny Technologies Inc.(b)	20,622	1,282,482
Nucor Corp.	63,061	3,120,889
United States Steel Corp.(b)	25,177	1,452,209

		5,855,580

Leisure Time—0.36%
Brunswick Corp.	18,874	588,680
Carnival Corp.(b)	91,010	4,280,200
Harley-Davidson Inc.(b)	53,609	3,363,965
Sabre Holdings Corp.	27,509	643,436

		8,876,281

Lodging—0.45%
Harrah’s Entertainment Inc.	38,141	2,533,707
Hilton Hotels Corp.(b)	78,593	2,188,815
Marriott International Inc. Class A(b)	70,250	2,714,460
Starwood Hotels & Resorts Worldwide Inc.	44,408	2,539,694
Wyndham Worldwide Corp.(a)	41,297	1,155,077

		11,131,753

Machinery—0.65%
Caterpillar Inc.(b)	134,108	8,824,306
Cummins Inc.	10,848	1,293,407
Deere & Co.(b)	47,286	3,967,768
Rockwell Automation Inc.	35,987	2,090,845

		16,176,326

Manufacturing—5.18%
Cooper Industries Ltd.(b)	18,725	1,595,744
Danaher Corp.(b)	48,338	3,319,370
Dover Corp.	41,575	1,972,318
Eastman Kodak Co.(b)	58,398	1,308,115
Eaton Corp.	30,599	2,106,741
General Electric Co.	2,111,154	74,523,736
Honeywell International Inc.	167,485	6,850,137
Illinois Tool Works Inc.	85,949	3,859,110
Ingersoll-Rand Co. Class A	65,808	2,499,388
ITT Industries Inc.	37,775	1,936,724
Leggett & Platt Inc.(b)	37,442	937,173
Pall Corp.	25,319	780,078

Security	Shares	Value
Common Stocks (Cont.)
Manufacturing (Cont.)
Parker Hannifin Corp.	24,577	$1,910,370
Textron Inc.(b)	25,612	2,241,050
3M Co.	154,044	11,463,954
Tyco International Ltd.	412,028	11,532,664

		128,836,672

Media—3.16%
CBS Corp. Class B	159,657	4,497,538
Clear Channel Communications Inc.	101,509	2,928,535
Comcast Corp. Class A(a)	427,992	15,771,505
Dow Jones & Co. Inc.(b)	13,038	437,295
Gannett Co. Inc.	48,347	2,747,560
McGraw-Hill Companies Inc. (The)	71,972	4,176,535
Meredith Corp.(b)	7,972	393,259
New York Times Co. Class A(b)	29,460	676,991
News Corp. Class A	477,879	9,390,322
Scripps (E.W.) Co. Class A	16,933	811,599
Time Warner Inc.(b)	831,723	15,162,310
Tribune Co.(b)	39,001	1,276,113
Univision Communications Inc. Class A(a) (b)	51,618	1,772,562
Viacom Inc. Class B(a)	145,098	5,394,744
Walt Disney Co. (The)(b)	427,452	13,212,541

		78,649,409

Mining—0.65%
Alcoa Inc.	177,296	4,971,380
Freeport-McMoRan Copper & Gold Inc.	40,017	2,131,305
Newmont Mining Corp.	91,969	3,931,675
Phelps Dodge Corp.	41,720	3,533,684
Vulcan Materials Co.(b)	19,396	1,517,737

		16,085,781

Office & Business Equipment—0.20%
Pitney Bowes Inc.(b)	45,184	2,004,814
Xerox Corp.(a) (b)	200,075	3,113,167

		5,117,981

Oil & Gas—7.58%
Anadarko Petroleum Corp.	93,972	4,118,793
Apache Corp.(b)	67,337	4,255,698
Chesapeake Energy Corp.(b)	77,396	2,242,936
Chevron Corp.	449,499	29,154,505
ConocoPhillips	336,986	20,060,777
Devon Energy Corp.	90,203	5,696,319
EOG Resources Inc.(b)	49,621	3,227,846
Exxon Mobil Corp.	1,215,759	81,577,429
Hess Corp.	49,133	2,035,089
Marathon Oil Corp.	73,251	5,633,002
Murphy Oil Corp.(b)	38,442	1,827,917
Nabors Industries Ltd.(a)	64,222	1,910,604
Noble Corp.	28,055	1,800,570
Occidental Petroleum Corp.	176,194	8,476,693
Rowan Companies Inc.(b)	22,973	726,636
Sunoco Inc.(b)	26,676	1,658,980
Transocean Inc.(a)	64,438	4,718,795
Valero Energy Corp.	125,340	6,451,250
XTO Energy Inc.(b)	74,803	3,151,450

		188,725,289

Oil & Gas Services—1.37%
Baker Hughes Inc.(b)	67,278	4,588,360
BJ Services Co.(b)	61,192	1,843,715

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas Services (Cont.)
Halliburton Co.	210,887	$5,999,735
National Oilwell Varco Inc.(a) (b)	35,873	2,100,364
Schlumberger Ltd.	242,145	15,020,254
Smith International Inc.	40,966	1,589,481
Weatherford International Ltd.(a) (b)	70,770	2,952,524

		34,094,433

Packaging & Containers—0.13%
Ball Corp.	21,110	853,899
Bemis Co. Inc.	21,525	707,311
Pactiv Corp.(a)	27,869	792,037
Sealed Air Corp.	16,447	890,112

		3,243,359

Pharmaceuticals—6.19%
Abbott Laboratories	312,448	15,172,475
Allergan Inc.(b)	30,843	3,473,230
AmerisourceBergen Corp.	40,757	1,842,216
Barr Pharmaceuticals Inc.(a)	21,563	1,119,982
Bristol-Myers Squibb Co.	402,178	10,022,276
Cardinal Health Inc.	82,935	5,452,147
Caremark Rx Inc.	87,311	4,947,914
Express Scripts Inc.(a)	28,103	2,121,495
Forest Laboratories Inc.(a)	64,982	3,288,739
Gilead Sciences Inc.(a)	93,431	6,418,710
Hospira Inc.(a)	32,048	1,226,477
King Pharmaceuticals Inc.(a)	49,298	839,545
Lilly (Eli) & Co.(b)	201,124	11,464,068
Medco Health Solutions Inc.(a)	60,117	3,613,633
Merck & Co. Inc.	445,032	18,646,841
Mylan Laboratories Inc.(b)	42,728	860,115
Pfizer Inc.	1,491,128	42,288,390
Schering-Plough Corp.	302,953	6,692,232
Watson Pharmaceuticals Inc.(a)	21,092	551,978
Wyeth	275,198	13,991,066

		154,033,529

Pipelines—0.29%
El Paso Corp.(b)	142,355	1,941,722
Kinder Morgan Inc.	21,842	2,290,134
Williams Companies Inc.(b)	121,861	2,908,822

		7,140,678

Real Estate—0.05%
Realogy Corp.(a)	51,622	1,170,787

		1,170,787

Real Estate Investment Trusts—1.02%
Apartment Investment & Management Co. Class A	20,092	1,093,206
Archstone-Smith Trust(b)	43,666	2,377,177
Boston Properties Inc.(b)	23,327	2,410,612
Equity Office Properties Trust(b)	71,612	2,847,293
Equity Residential	59,510	3,010,016
Kimco Realty Corp.(b)	44,576	1,910,973
ProLogis(b)	50,128	2,860,304
Public Storage Inc.	24,695	2,123,523
Simon Property Group Inc.	45,235	4,099,196
Vornado Realty Trust(b)	24,922	2,716,498

		25,448,798

Security	Shares	Value
Common Stocks (Cont.)
Retail—5.70%
AutoNation Inc.(a)	30,834	$644,431
AutoZone Inc.(a)	10,672	1,102,418
Bed Bath & Beyond Inc.(a)	57,449	2,197,999
Best Buy Co. Inc.(b)	83,153	4,453,675
Big Lots Inc.(a) (b)	22,285	441,466
Circuit City Stores Inc.(b)	27,321	686,030
Costco Wholesale Corp.	95,710	4,754,873
CVS Corp.	167,996	5,396,032
Darden Restaurants Inc.	29,919	1,270,660
Dillard’s Inc. Class A(b)	12,577	411,645
Dollar General Corp.(b)	64,268	875,973
Family Dollar Stores Inc.(b)	31,025	907,171
Federated Department Stores Inc.(b)	111,022	4,797,261
Gap Inc. (The)(b)	110,153	2,087,399
Home Depot Inc.	422,112	15,310,002
Kohl’s Corp.(a)	66,960	4,347,043
Limited Brands Inc.(b)	69,478	1,840,472
Lowe’s Companies Inc.	312,479	8,768,161
McDonald’s Corp.	250,797	9,811,179
Nordstrom Inc.(b)	46,450	1,964,835
Office Depot Inc.(a)	57,942	2,300,297
OfficeMax Inc.	14,754	601,078
Penney (J.C.) Co. Inc.	45,857	3,136,160
RadioShack Corp.	28,224	544,723
Sears Holdings Corp.(a)	17,014	2,689,743
Staples Inc.(b)	148,587	3,615,122
Starbucks Corp.(a) (b)	154,630	5,265,152
Target Corp.(b)	175,612	9,702,563
Tiffany & Co.(b)	28,265	938,398
TJX Companies Inc.(b)	91,939	2,577,050
Walgreen Co.	206,148	9,150,910
Wal-Mart Stores Inc.	503,027	24,809,292
Wendy’s International Inc.	23,909	1,601,903
Yum! Brands Inc.(b)	55,372	2,882,113

		141,883,229

Savings & Loans—0.58%
Golden West Financial Corp.	54,946	4,244,579
Sovereign Bancorp Inc.(b)	72,017	1,549,086
Washington Mutual Inc.	197,045	8,565,546

		14,359,211

Semiconductors—2.72%
Advanced Micro Devices Inc.(a) (b)	98,955	2,459,032
Altera Corp.(a)	73,171	1,344,883
Analog Devices Inc.(b)	72,174	2,121,194
Applied Materials Inc.	284,061	5,036,402
Broadcom Corp. Class A(a)	95,911	2,909,940
Freescale Semiconductor Inc. Class B(a)	82,972	3,153,766
Intel Corp.	1,179,586	24,264,084
KLA-Tencor Corp.	40,650	1,807,706
Linear Technology Corp.(b)	61,619	1,917,583
LSI Logic Corp.(a)	82,159	675,347
Maxim Integrated Products Inc.	65,888	1,849,476
Micron Technology Inc.(a) (b)	149,287	2,597,594
National Semiconductor Corp.	60,894	1,432,836
Novellus Systems Inc.(a)	25,570	707,266
NVIDIA Corp.(a)	72,197	2,136,309
PMC-Sierra Inc.(a) (b)	42,806	254,268
QLogic Corp.(a)	32,608	616,291
Teradyne Inc.(a)	39,434	518,951
Texas Instruments Inc.	313,429	10,421,514

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Semiconductor (Cont.)
Xilinx Inc.(b)	69,498	$1,525,481

		67,749,923

Software—3.93%
Adobe Systems Inc.(a) (b)	118,455	4,436,140
Autodesk Inc.(a)	47,273	1,644,155
Automatic Data Processing Inc.	113,624	5,378,960
BMC Software Inc.(a) (b)	41,933	1,141,416
CA Inc.	83,999	1,989,936
Citrix Systems Inc.(a)	37,934	1,373,590
Compuware Corp.(a)	77,757	605,727
Electronic Arts Inc.(a) (b)	62,721	3,492,305
First Data Corp.	156,488	6,572,496
Fiserv Inc.(a)	35,640	1,678,288
IMS Health Inc.	41,408	1,103,109
Intuit Inc.(a)	69,782	2,239,304
Microsoft Corp.	1,766,334	48,273,908
Novell Inc.(a) (b)	70,054	428,730
Oracle Corp.(a)	824,884	14,633,442
Parametric Technology Corp.(a)	22,648	395,434
Paychex Inc.	69,115	2,546,888

		97,933,828

Telecommunications—6.27%
ADC Telecommunications Inc.(a)	24,377	365,655
Alltel Corp.	79,384	4,405,812
AT&T Inc.	794,331	25,863,417
Avaya Inc.(a) (b)	93,443	1,068,988
BellSouth Corp.	371,343	15,874,913
CenturyTel Inc.	23,572	935,101
Ciena Corp.(a)	16,968	462,378
Cisco Systems Inc.(a)	1,248,423	28,713,729
Citizens Communications Co.(b)	65,642	921,614
Comverse Technology Inc.(a)	41,291	885,279
Corning Inc.(a)	318,995	7,786,668
Embarq Corp.	30,558	1,478,090
JDS Uniphase Corp.(a) (b)	346,006	757,753
Juniper Networks Inc.(a) (b)	115,722	1,999,676
Lucent Technologies Inc.(a)	916,771	2,145,244
Motorola Inc.	501,055	12,526,375
QUALCOMM Inc.	337,826	12,279,975
Qwest Communications International Inc.(a) (b)	327,333	2,854,344
Sprint Nextel Corp.	610,959	10,477,947
Tellabs Inc.(a) (b)	92,528	1,014,107
Verizon Communications Inc.	592,805	22,010,850
Windstream Corp.	97,344	1,283,967

		156,111,882

Textiles—0.05%
Cintas Corp.(b)	28,211	1,151,855

		1,151,855

Toys, Games & Hobbies—0.09%
Hasbro Inc.	33,473	761,511
Mattel Inc.	77,325	1,523,303

		2,284,814

Transportation—1.62%
Burlington Northern Santa Fe Corp.	74,028	5,436,616
CSX Corp.	90,716	2,978,206
FedEx Corp.	62,666	6,810,541
Norfolk Southern Corp.	84,637	3,728,260

Security	Shares or Principal	Value
Common Stocks (Cont.)
Transportation (Cont.)
Ryder System Inc.	12,517	$646,879
Union Pacific Corp.	55,088	4,847,744
United Parcel Service Inc. Class B	221,076	15,904,207

		40,352,453

Total Common Stocks
(Cost: $2,207,410,662)		2,459,835,097

Short-Term Investments—13.33%
Certificates of Deposit (c)—0.52%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07 - 08/21/07	$1,817,834	1,817,834
Societe Generale
5.33%, 12/08/06	2,596,906	2,596,906
Washington Mutual Bank
5.36%, 11/13/06	6,492,265	6,492,265
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,077,525	2,077,525

		12,984,530

Commercial Paper (c)—1.65%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	1,406,952	1,391,868
ASAP Funding Ltd.
5.29%, 11/02/06(d)	649,227	646,269
Atlantis One Funding
5.30%, 11/14/06(d)	3,563,163	3,540,606
Beta Finance Inc.
5.27%, 01/25/07(d)	519,381	510,646
Bryant Park Funding LLC
5.28%, 12/14/06(d)	819,843	811,065
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	1,316,424	1,308,090
CC USA Inc.
5.03%, 10/24/06(d)	519,381	517,785
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	2,986,442	2,968,902
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	1,558,144	1,545,718
Curzon Funding LLC
5.29%, 11/17/06(d)	2,596,906	2,579,353
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	1,915,790	1,896,344
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	2,596,906	2,583,525
Five Finance Inc.
5.19%, 12/01/06(d)	1,168,608	1,158,499
Galleon Capital Corp.
5.27%, 12/18/06(d)	363,099	359,007
General Electric Capital Services Inc.
5.22%, 12/11/06	259,691	257,055
Giro Funding US Corp.
5.34%, 10/10/06(d)	1,298,453	1,296,914
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	1,246,515	1,241,749
HBOS Treasury Services PLC
5.27%, 12/15/06	519,381	513,760
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	5,193,812	5,180,049
Landale Funding LLC

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (c) (Cont.)
5.31%, 11/15/06(d)	$2,025,587	$2,012,453
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	1,418,482	1,409,493
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	1,675,004	1,664,175
Nationwide Building Society
5.27%, 12/15/06	908,917	899,071
Nestle Capital Corp.
5.19%, 08/09/07	1,558,144	1,488,283
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	1,383,632	1,361,469
Sydney Capital Corp.
5.27%, 12/08/06(d)	61,936	61,329
Tulip Funding Corp.
5.29%, 11/15/06(d)	1,369,660	1,360,805
White Pine Finance LLC
5.12%, 10/27/06(d)	490,815	489,070

		41,053,352

Medium-Term Notes (c)—0.43%
Bank of America N.A.
5.28%, 04/20/07	649,227	649,227
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,947,680	1,947,680
K2 USA LLC
5.39%, 06/04/07(d)	1,947,680	1,947,680
Marshall & Ilsley Bank
5.18%, 12/15/06	2,596,906	2,598,718
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	3,038,380	3,038,380
US Bank N.A.
2.85%, 11/15/06	519,381	518,229

		10,699,914

Money Market Funds—1.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e) (f)	26,880,872	26,880,872

		26,880,872

Repurchase Agreements (c)—2.60%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,514, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$5,193,812	5,193,812
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $3,897,096 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,895,359	3,895,359
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $3,897,125 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,895,359	3,895,359
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $259,809 (collateralized by non-U.S. Government debt securities, value $267,626, 5.75%, 3/15/16).	259,691	259,691

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,093,284 (collateralized by non-U.S. Government debt securities, value $9,548,781, 5.87%, 6/25/36).	$9,089,171	$9,089,171
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $2,857,904 (collateralized by non-U.S. Government debt securities, value $3,174,712, 0.00% to 10.00%, 5/27/33 to 9/29/36).	2,856,597	2,856,597
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,558,862 (collateralized by non-U.S. Government debt securities, value $1,709,460, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,558,144	1,558,144
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $5,196,158 (collateralized by non-U.S. Government debt securities, value $5,456,446, 0.00% to 9.00%, 5/1/17 to 2/25/46).	5,193,812	5,193,812
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,897,122 (collateralized by non-U.S. Government debt securities, value $5,378,497, 0.00% to 8.33%, 10/27/06 to 3/25/37).	3,895,359	3,895,359
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,117,723 (collateralized by non-U.S. Government debt securities, value $3,273,868, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,116,287	3,116,287
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $649,523 (collateralized by non-U.S. Government debt securities, value $682,147, 6.50% to 7.63%, 2/1/07 to 6/1/16).	649,227	649,227
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,456,567, 0.79% to 9.08%, 8/5/18 to 12/20/54).	5,193,812	5,193,812
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,583, 4.85% to 8.60%, 5/1/09 to 12/1/25).	5,193,812	5,193,812
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,598,081 (collateralized by non-U.S. Government debt securities, value $2,837,662, 4.69% to 6.41%, 12/17/19 to 6/25/45).	2,596,906	2,596,906
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,507,439 (collateralized by non-U.S. Government debt securities, value $3,691,151, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,505,823	3,505,823
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,887,430 (collateralized by non-U.S. Government debt securities, value $1,968,439, 0.00% to 10.00%, 10/1/06 to 9/30/36).(g)	1,817,834	1,817,834

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $6,755,023 (collateralized by non-U.S. Government debt securities, value $7,093,380, 0.06% to 7.95%, 8/15/13 to 7/15/45).	$6,751,956	$6,751,956

		64,662,961

Time Deposits (c)—0.02%
Societe Generale
5.25%, 10/02/06	466,690	466,690

		466,690

U.S. Treasury Obligations—0.06%
U.S. Treasury Bill
4.70%, 12/21/06(h) (i)	1,500,000	1,484,141

		1,484,141

Variable & Floating Rate Notes (c)—6.97%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	6,648,080	6,648,905
American Express Bank
5.29%, 02/28/07	2,596,906	2,596,898
American Express Centurion Bank
5.42%, 07/19/07	2,856,597	2,859,219
American Express Credit Corp.
5.43%, 07/05/07	779,072	779,463
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	493,412	493,412
ASIF Global Financing
5.51%, 05/03/07(d)	259,691	259,776
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	1,687,989	1,687,989
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	3,765,514	3,765,655
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	6,622,111	6,622,414
BMW US Capital LLC
5.33%, 10/15/07(d)	2,596,906	2,596,906
BNP Paribas
5.36%, 05/18/07(d)	4,804,276	4,804,276
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	1,895,741	1,895,741
CC USA Inc.
5.48%, 07/30/07(d)	1,298,453	1,298,606
Commodore CDO Ltd.
5.47%, 06/12/07(d)	649,227	649,227
Credit Agricole SA
5.48%, 07/23/07	2,596,906	2,596,906
Credit Suisse First Boston NY
5.51%, 04/24/07	1,298,453	1,298,502
Cullinan Finance Corp.
5.36%, 04/25/07(d)	649,227	649,227
DEPFA Bank PLC
5.43%, 09/14/07	2,596,906	2,596,906
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	2,986,442	2,986,611
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	2,596,906	2,596,906
Fifth Third Bancorp
5.31%, 09/21/07(d)	5,193,812	5,193,812
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	2,596,906	2,596,726

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	$2,726,751	$2,727,328
Granite Master Issuer PLC
5.30%, 08/20/07(d)	9,089,172	9,089,172
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	2,077,525	2,077,804
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	3,895,359	3,895,908
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	2,596,906	2,596,906
Holmes Financing PLC
5.30%, 07/16/07(d)	4,544,586	4,544,586
JP Morgan Chase & Co.
5.30%, 08/02/07	1,947,680	1,947,680
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	1,947,680	1,947,603
Kestrel Funding LLC
5.31%, 07/11/07(d)	1,038,762	1,038,677
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	1,558,144	1,558,144
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	2,708,307	2,708,307
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	3,246,133	3,245,580
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	2,856,597	2,856,420
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	1,144,269	1,144,269
Marshall & Ilsley Bank
5.31%, 10/15/07	1,428,298	1,428,298
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	3,895,359	3,895,359
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (g)	259,691	259,691
Monumental Global Funding II
5.38%, 12/27/06(d)	519,381	519,420
Mound Financing PLC
5.30%, 05/08/07(d)	2,441,092	2,441,092
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	7,790,719	7,790,607
National City Bank of Indiana
5.37%, 05/21/07	1,298,453	1,298,523
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	8,569,790	8,571,600
Newcastle Ltd.
5.35%, 04/24/07(d)	915,409	915,258
Northern Rock PLC
5.37%, 08/03/07(d)	3,116,287	3,116,354
Northlake CDO I
5.46%, 09/06/07(d)	779,072	779,072
Principal Life Global Funding I
5.83%, 02/08/07	1,168,608	1,170,536
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	3,765,514	3,765,439
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	2,596,906	2,596,906
Strips III LLC
5.38%, 07/24/07(d)	613,670	613,670
SunTrust Bank
5.30%, 05/01/07	2,596,906	2,596,998
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	6,336,451	6,335,949

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	$3,635,669	$3,635,668
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	3,616,595	3,616,594
Wachovia Bank N.A.
5.43%, 05/22/07	5,193,812	5,193,812
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,947,680	1,948,712
Wells Fargo & Co.
5.34%, 09/14/07(d)	1,298,453	1,298,526
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	1,947,680	1,947,672
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	7,790,718	7,789,272
Wind Master Trust
5.32%, 07/25/07(d)	1,038,762	1,038,762
		173,416,257

Total Short-Term Investments
(Cost: $331,648,184)		331,648,717

Total Investments in Securities — 112.15% (Cost: $2,539,058,846)		2,791,483,814

Other Assets, Less Liabilities — (12.15)%		(302,361,778)

Net Assets — 100.00%		$2,489,122,036

NVS Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(h)	The rate quoted is the yield to maturity.

(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (12/15/06)	456	$30,675,120	$425,676

			$425,676

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—71.50%
Active Stock Master Portfolio(a)		$52,782,056
CoreAlpha Bond Master Portfolio(a)		135,889,313

Total Master Portfolios		188,671,369

Exchange-Traded Funds—28.19%
iShares Cohen & Steers Realty Majors Index Fund(a) (b)	77,910	7,152,138
iShares Lehman TIPS Bond Fund(a) (b)	263,113	26,613,880
iShares MSCI EAFE Index Fund(a) (b)	401,852	27,225,473
iShares S&P MidCap 400 Index Fund(a) (b)	119,641	9,012,556
iShares S&P SmallCap 600 Index Fund(a) (b)	71,455	4,379,477

Total Exchange-Traded Funds
(Cost: $66,261,979)		74,383,524

Short-Term Investments—5.95%
Certificates of Deposit (c)—0.24%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$87,867	87,867
Societe Generale
5.33%, 12/08/06	125,524	125,524
Washington Mutual Bank
5.36%, 11/13/06	313,811	313,811
Wells Fargo Bank N.A.
4.78%, 12/05/06	100,420	100,420

		627,622

Commercial Paper (c)—0.75%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	68,007	67,279
ASAP Funding Ltd.
5.29%, 11/02/06(d)	31,381	31,238
Atlantis One Funding
5.30%, 11/14/06(d)	172,230	171,139
Beta Finance Inc.
5.27%, 01/25/07(d)	25,105	24,683
Bryant Park Funding LLC
5.28%, 12/14/06(d)	39,628	39,204
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	63,631	63,228
CC USA Inc.
5.03%, 10/24/06(d)	25,105	25,028
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	144,353	143,506

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (c) (Cont.)
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	$75,315	$74,714
Curzon Funding LLC
5.29%, 11/17/06(d)	125,524	124,676
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	92,602	91,662
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	125,524	124,878
Five Finance Inc.
5.19%, 12/01/06(d)	56,486	55,997
Galleon Capital Corp.
5.27%, 12/18/06(d)	17,551	17,353
General Electric Capital Services Inc.
5.22%, 12/11/06	12,552	12,425
Giro Funding US Corp.
5.34%, 10/10/06(d)	62,762	62,688
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	60,252	60,021
HBOS Treasury Services PLC
5.27%, 12/15/06	25,105	24,833
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	251,049	250,384
Landale Funding LLC
5.31%, 11/15/06(d)	97,909	97,274
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	68,564	68,129
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	80,963	80,440
Nationwide Building Society
5.27%, 12/15/06	43,934	43,458
Nestle Capital Corp.
5.19%, 08/09/07	75,315	71,938
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	66,879	65,808
Sydney Capital Corp.
5.27%, 12/08/06(d)	2,994	2,964
Tulip Funding Corp.
5.29%, 11/15/06(d)	66,204	65,776
White Pine Finance LLC
5.12%, 10/27/06(d)	23,724	23,640

		1,984,363

Medium-Term Notes (c)—0.20%
Bank of America N.A.
5.28%, 04/20/07	31,381	31,381
Cullinan Finance Corp.
5.71%, 06/28/07(d)	94,143	94,143
K2 USA LLC
5.39%, 06/04/07(d)	94,143	94,143
Marshall & Ilsley Bank
5.18%, 12/15/06	125,524	125,612
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	146,864	146,864
US Bank N.A.
2.85%, 11/15/06	25,105	25,049

		517,192

Money Market Funds—0.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(a) (e)	1,043,707	1,043,707

		1,043,707

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c)—1.18%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $251,163 (collateralized by non-U.S. Government debt securities, value $258,720, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$251,049	$251,049
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $188,371 (collateralized by non-U.S. Government debt securities, value $207,228, 0.31% to 5.25%, 6/1/35 to 8/25/36).	188,287	188,287
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $188,372 (collateralized by non-U.S. Government debt securities, value $207,228, 0.31% to 5.25%, 6/1/35 to 8/25/36).	188,287	188,287
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $12,558 (collateralized by non-U.S. Government debt securities, value $12,936, 5.75%, 3/15/2016).	12,552	12,552
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $439,535 (collateralized by non-U.S. Government debt securities, value $461,551, 5.87%, 6/25/36).	439,336	439,336
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $138,140 (collateralized by non-U.S. Government debt securities, value $153,453, 0.00% to 10.00%, 5/27/33 to 9/29/36).	138,077	138,077
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $75,350 (collateralized by non-U.S. Government debt securities, value $82,629, 0.00% to 10.00%, 5/27/33 to 9/29/36).	75,315	75,315
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $251,162 (collateralized by non-U.S. Government debt securities, value $263,743, 0.00% to 9.00%, 5/1/17 to 2/25/46).	251,049	251,049
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $188,371 (collateralized by non-U.S. Government debt securities, value $259,976, 0.00% to 8.33%, 10/27/06 to 3/25/37).	188,286	188,286
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $150,698 (collateralized by non-U.S. Government debt securities, value $158,246, 0.00% to 10.00%, 10/1/06 to 9/30/36).	150,629	150,629
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $31,395 (collateralized by non-U.S. Government debt securities, value $32,972, 6.50% to 7.63%, 2/1/07 to 6/1/16).	31,381	31,381
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $251,163 (collateralized by non-U.S. Government debt securities, value $263,749, 0.79% to 9.08%, 8/5/18 to 12/20/54).	251,049	251,049
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $251,163 (collateralized by non-U.S. Government debt securities, value $258,723, 4.85% to 8.60%, 5/1/09 to 12/1/25).	251,049	251,049
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $125,581 (collateralized by non-U.S. Government debt securities, value $137,162, 4.69% to 6.41%, 12/17/19 to 6/25/45).	125,524	125,524

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $169,536 (collateralized by non-U.S. Government debt securities, value $178,416, 0.00% to 10.00%, 10/1/06 to 9/30/36).	$169,458	$169,458
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $91,231 (collateralized by non-U.S. Government debt securities, value $95,147, 0.00% to 10.00%, 10/1/06 to 9/30/36).(f)	87,867	87,867
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $326,511 (collateralized by non-U.S. Government debt securities, value $342,867, 0.06% to 7.95%, 8/15/13 to 7/15/45).	326,363	326,363

		3,125,558

Time Deposits (c)—0.01%
Societe Generale
5.25%, 10/02/06	22,558	22,558

		22,558

Variable & Floating Rate Notes (c)—3.18%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	321,342	321,382
American Express Bank
5.29%, 02/28/07	125,524	125,524
American Express Centurion Bank
5.42%, 07/19/07	138,077	138,204
American Express Credit Corp.
5.43%, 07/05/07	37,657	37,676
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	23,850	23,850
ASIF Global Financing
5.51%, 05/03/07(d)	12,552	12,557
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	81,591	81,591
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	182,010	182,017
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	320,087	320,102
BMW US Capital LLC
5.33%, 10/15/07(d)	125,524	125,524
BNP Paribas
5.36%, 05/18/07(d)	232,220	232,220
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	91,633	91,632
CC USA Inc.
5.48%, 07/30/07(d)	62,762	62,770
Commodore CDO Ltd.
5.47%, 06/12/07(d)	31,381	31,381
Credit Agricole SA
5.48%, 07/23/07	125,524	125,524
Credit Suisse First Boston NY
5.51%, 04/24/07	62,762	62,765
Cullinan Finance Corp.
5.36%, 04/25/07(d)	31,381	31,381
DEPFA Bank PLC
5.43%, 09/14/07	125,524	125,524
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	144,353	144,361
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	125,524	125,524
Fifth Third Bancorp
5.31%, 09/21/07(d)	251,049	251,049

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	$125,524	$125,515
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	131,801	131,829
Granite Master Issuer PLC
5.30%, 08/20/07(d)	439,335	439,335
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	100,420	100,433
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	188,287	188,313
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	125,524	125,524
Holmes Financing PLC
5.30%, 07/16/07(d)	219,668	219,668
JP Morgan Chase & Co.
5.30%, 08/02/07	94,143	94,143
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	94,143	94,140
Kestrel Funding LLC
5.31%, 07/11/07(d)	50,210	50,206
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	75,315	75,315
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	130,909	130,909
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	156,905	156,879
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	138,077	138,068
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	55,310	55,310
Marshall & Ilsley Bank
5.31%, 10/15/07	69,038	69,038
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	188,287	188,287
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (f)	12,552	12,552
Monumental Global Funding II
5.38%, 12/27/06(d)	25,105	25,107
Mound Financing PLC
5.30%, 05/08/07(d)	117,993	117,993
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	376,573	376,568
National City Bank of Indiana
5.37%, 05/21/07	62,762	62,766
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	414,230	414,317
Newcastle Ltd.
5.35%, 04/24/07(d)	44,247	44,240
Northern Rock PLC
5.37%, 08/03/07(d)	150,629	150,632
Northlake CDO I
5.46%, 09/06/07(d)	37,657	37,657
Principal Life Global Funding I
5.83%, 02/08/07	56,486	56,579
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	182,010	182,006
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	125,524	125,524
Strips III LLC
5.38%, 07/24/07(d)	29,662	29,662
SunTrust Bank
5.30%, 05/01/07	125,524	125,529
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	306,279	306,255

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	$175,734	$175,734
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	174,812	174,812
Wachovia Bank N.A.
5.43%, 05/22/07	251,049	251,049
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	94,143	94,193
Wells Fargo & Co.
5.34%, 09/14/07(d)	62,762	62,766
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	94,143	94,143
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	376,573	376,503
Wind Master Trust
5.32%, 07/25/07(d)	50,210	50,210

		8,382,267

Total Short-Term Investments
(Cost: $15,703,267)		15,703,267

TOTAL INVESTMENTS - 105.64%		278,758,160
OTHER ASSETS, LESS LIABILITIES - (5.64)%		(14,879,369)

NET ASSETS - 100.00%		$263,878,791

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—69.06%
Active Stock Master Portfolio(a)		$204,103,250
CoreAlpha Bond Master Portfolio(a)		355,470,299

Total Master Portfolios		559,573,549

Exchange-Traded Funds—30.29%
iShares Cohen & Steers Realty Majors Index Fund(a) (b)	293,766	26,967,719
iShares Lehman TIPS Bond Fund(a) (b)	674,737	68,249,648
iShares MSCI EAFE Index Fund(a) (b)	1,498,451	101,520,055
iShares S&P MidCap 400 Index Fund(a) (b)	430,650	32,440,864
iShares S&P SmallCap 600 Index Fund(a) (b)	266,230	16,317,237

Total Exchange-Traded Funds
(Cost: $213,110,292)		245,495,523

Short-Term Investments—7.32%
Certificates of Deposit (c)—0.30%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$338,351	338,351
Societe Generale
5.33%, 12/08/06	483,359	483,359
Washington Mutual Bank
5.36%, 11/13/06	1,208,397	1,208,397
Wells Fargo Bank N.A.
4.78%, 12/05/06	386,687	386,687

		2,416,794

Commercial Paper (c)—0.94%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	261,874	259,069
ASAP Funding Ltd.
5.29%, 11/02/06(d)	120,840	120,289
Atlantis One Funding
5.30%, 11/14/06(d)	663,207	659,009
Beta Finance Inc.
5.27%, 01/25/07(d)	96,672	95,046
Bryant Park Funding LLC
5.28%, 12/14/06(d)	152,596	150,963
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	245,024	243,473
CC USA Inc.
5.03%, 10/24/06(d)	96,672	96,375

Security	Principal	Value
Short -Term Investments (Cont.)
Commercial Paper (c) (Cont.)
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	$555,863	$552,598
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	290,015	287,702
Curzon Funding LLC
5.29%, 11/17/06(d)	483,359	480,092
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	356,584	352,964
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	483,359	480,868
Five Finance Inc.
5.19%, 12/01/06(d)	217,512	215,630
Galleon Capital Corp.
5.27%, 12/18/06(d)	67,583	66,821
General Electric Capital Services Inc.
5.22%, 12/11/06	48,336	47,845
Giro Funding US Corp.
5.34%, 10/10/06(d)	241,679	241,393
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	232,012	231,125
HBOS Treasury Services PLC
5.27%, 12/15/06	96,672	95,626
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	966,718	964,156
Landale Funding LLC
5.31%, 11/15/06(d)	377,020	374,575
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	264,020	262,347
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	311,767	309,751
Nationwide Building Society
5.27%, 12/15/06	169,176	167,343
Nestle Capital Corp.
5.19%, 08/09/07	290,015	277,012
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	257,534	253,409
Sydney Capital Corp.
5.27%, 12/08/06(d)	11,528	11,415
Tulip Funding Corp.
5.29%, 11/15/06(d)	254,933	253,285
White Pine Finance LLC
5.12%, 10/27/06(d)	91,355	91,030

		7,641,211

Medium-Term Notes (c)—0.25%
Bank of America N.A.
5.28%, 04/20/07	120,840	120,840
Cullinan Finance Corp.
5.71%, 06/28/07(d)	362,519	362,519
K2 USA LLC
5.39%, 06/04/07(d)	362,519	362,519
Marshall & Ilsley Bank
5.18%, 12/15/06	483,359	483,696
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	565,530	565,530
US Bank N.A.
2.85%, 11/15/06	96,672	96,457

		1,991,561

See accompanying notes to the schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Money Market Funds—0.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a) (e)	2,818,037	$2,818,037

		2,818,037

Repurchase Agreements (c)—1.49%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $996,257, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$966,718	966,718
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $725,361 (collateralized by non-U.S. Government debt securities, value $797,976, 0.31% to 5.25%, 6/1/35 to 8/25/36).	725,038	725,038
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $725,367 (collateralized by non-U.S. Government debt securities, value $797,976, 0.31% to 5.25%, 6/1/35 to 8/25/36).	725,038	725,038
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $48,358 (collateralized by non-U.S. Government debt securities, value $49,813, 5.75%, 3/15/2016).	48,336	48,336
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,692,522 (collateralized by non-U.S. Government debt securities, value $1,777,303, 5.87%, 6/25/36).	1,691,756	1,691,756
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $531,938 (collateralized by non-U.S. Government debt securities, value $590,905, 0.00% to 10.00%, 5/27/33 to 9/29/36).	531,695	531,695
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $290,149 (collateralized by non-U.S. Government debt securities, value $318,180, 0.00% to 10.00%, 5/27/33 to 9/29/36).	290,015	290,015
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $1,015,602, 0.00% to 9.00%, 5/1/17 to 2/25/46).	966,718	966,718
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $725,366 (collateralized by non-U.S. Government debt securities, value $1,001,093, 0.00% to 8.33%, 10/27/06 to 3/25/37).	725,038	725,038
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $580,298 (collateralized by non-U.S. Government debt securities, value $609,361, 0.00% to 10.00%, 10/1/06 to 9/30/36).	580,031	580,031
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $120,895 (collateralized by non-U.S. Government debt securities, value $126,967, 6.50% to 7.63%, 2/1/07 to 6/1/16).	120,840	120,840

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $1,015,624, 0.79% to 9.08%, 8/5/18 to 12/20/54).	$966,718	$966,718
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $996,270, 4.85% to 8.60%, 5/1/09 to 12/1/25).	966,718	966,718
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $483,578 (collateralized by non-U.S. Government debt securities, value $528,171, 4.69% to 6.41%, 12/17/19 to 6/25/45).	483,359	483,359
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $652,836 (collateralized by non-U.S. Government debt securities, value $687,029, 0.00% to 10.00%, 10/1/06 to 9/30/36).	652,535	652,535
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $351,305 (collateralized by non-U.S. Government debt securities, value $366,383, 0.00% to 10.00%, 10/1/06 to 9/30/36).(f)	338,351	338,351
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,257,304 (collateralized by non-U.S. Government debt securities, value $1,320,282, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,256,733	1,256,733

		12,035,637

Time Deposits (c)—0.01%
Societe Generale
5.25%, 10/02/06	86,864	86,864

		86,864

Variable & Floating Rate Notes (c)—3.98%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	1,237,399	1,237,552
American Express Bank
5.29%, 02/28/07	483,359	483,357
American Express Centurion Bank
5.42%, 07/19/07	531,695	532,183
American Express Credit Corp.
5.43%, 07/05/07	145,008	145,080
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	91,838	91,838
ASIF Global Financing
5.51%, 05/03/07(d)	48,336	48,352
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	314,183	314,183
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	700,870	700,897
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	1,232,565	1,232,622
BMW US Capital LLC
5.33%, 10/15/07(d)	483,359	483,359
BNP Paribas
5.36%, 05/18/07(d)	894,214	894,214

See accompanying notes to the schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	$352,852	$352,852
CC USA Inc.
5.48%, 07/30/07(d)	241,679	241,708
Commodore CDO Ltd.
5.47%, 06/12/07(d)	120,840	120,840
Credit Agricole SA
5.48%, 07/23/07	483,359	483,359
Credit Suisse First Boston NY
5.51%, 04/24/07	241,679	241,689
Cullinan Finance Corp.
5.36%, 04/25/07(d)	120,840	120,840
DEPFA Bank PLC
5.43%, 09/14/07	483,359	483,359
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	555,863	555,894
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	483,359	483,359
Fifth Third Bancorp
5.31%, 09/21/07(d)	966,718	966,718
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	483,359	483,325
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	507,527	507,634
Granite Master Issuer PLC
5.30%, 08/20/07(d)	1,691,756	1,691,756
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	386,687	386,739
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	725,038	725,141
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	483,359	483,359
Holmes Financing PLC
5.30%, 07/16/07(d)	845,878	845,878
JP Morgan Chase & Co.
5.30%, 08/02/07	362,519	362,519
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	362,519	362,505
Kestrel Funding LLC
5.31%, 07/11/07(d)	193,344	193,328
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	290,015	290,015
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	504,094	504,094
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	604,199	604,096
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	531,695	531,662
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	212,981	212,981
Marshall & Ilsley Bank
5.31%, 10/15/07	265,847	265,847
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	725,038	725,038
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (f)	48,336	48,336
Monumental Global Funding II
5.38%, 12/27/06(d)	96,672	96,679
Mound Financing PLC
5.30%, 05/08/07(d)	454,357	454,357
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	1,450,077	1,450,056
National City Bank of Indiana
5.37%, 05/21/07	241,679	241,692

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	$1,595,085	$1,595,422
Newcastle Ltd.
5.35%, 04/24/07(d)	170,384	170,356
Northern Rock PLC
5.37%, 08/03/07(d)	580,031	580,043
Northlake CDO I
5.46%, 09/06/07(d)	145,008	145,008
Principal Life Global Funding I
5.83%, 02/08/07	217,512	217,870
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	700,870	700,857
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	483,359	483,359
Strips III LLC
5.38%, 07/24/07(d)	114,222	114,222
SunTrust Bank
5.30%, 05/01/07	483,359	483,376
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	1,179,396	1,179,302
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	676,703	676,703
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	673,152	673,152
Wachovia Bank N.A.
5.43%, 05/22/07	966,718	966,718
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	362,519	362,711
Wells Fargo & Co.
5.34%, 09/14/07(d)	241,679	241,693
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	362,519	362,518
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	1,450,077	1,449,807
Wind Master Trust
5.32%, 07/25/07(d)	193,344	193,344

		32,277,753

Total Short-Term Investments
(Cost: $59,267,857)		59,267,857

TOTAL INVESTMENTS — 106.67%		864,336,929
OTHER ASSETS, LESS LIABILITIES — (6.67)%		(54,101,302)

NET ASSETS — 100.00%		$810,235,627

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—64.27%
Active Stock Master Portfolio(a)		$499,160,253
CoreAlpha Bond Master Portfolio(a)		389,978,487

Total Master Portfolios		889,138,740

Exchange-Traded Funds—34.84%
iShares Cohen & Steers Realty Majors Index Fund(a) (b)	658,406	60,441,671
iShares Lehman TIPS Bond Fund(a) (b)	703,435	71,152,450
iShares MSCI EAFE Index Fund(a) (b)	3,541,221	239,917,723
iShares S&P MidCap 400 Index Fund(a) (b)	975,131	73,456,618
iShares S&P SmallCap 600 Index Fund(a) (b)	603,586	36,993,786

Total Exchange-Traded Funds
(Cost: $408,774,440)		481,962,248

Short-Term Investments—7.64%
Certificates of Deposit (c)—0.31%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$602,709	602,709
Societe Generale
5.33%, 12/08/06	861,014	861,014
Washington Mutual Bank
5.36%, 11/13/06	2,152,534	2,152,534
Wells Fargo Bank N.A.
4.78%, 12/05/06	688,811	688,811

		4,305,068

Commercial Paper (c)—0.98%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	466,480	461,481
ASAP Funding Ltd.
5.29%, 11/02/06(d)	215,253	214,273
Atlantis One Funding
5.30%, 11/14/06(d)	1,181,379	1,173,901
Beta Finance Inc.
5.27%, 01/25/07(d)	172,203	169,306
Bryant Park Funding LLC
5.28%, 12/14/06(d)	271,822	268,912
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	436,465	433,702

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (c) (Cont.)
CC USA Inc.
5.03%, 10/24/06(d)	$172,203	$171,673
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	990,166	984,350
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	516,608	512,488
Curzon Funding LLC
5.29%, 11/17/06(d)	861,014	855,194
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	635,187	628,740
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	861,014	856,577
Five Finance Inc.
5.19%, 12/01/06(d)	387,456	384,105
Galleon Capital Corp.
5.27%, 12/18/06(d)	120,387	119,030
General Electric Capital Services Inc.
5.22%, 12/11/06	86,101	85,227
Giro Funding US Corp.
5.34%, 10/10/06(d)	430,507	429,996
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	413,286	411,706
HBOS Treasury Services PLC
5.27%, 12/15/06	172,203	170,339
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	1,722,027	1,717,464
Landale Funding LLC
5.31%, 11/15/06(d)	671,591	667,236
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	470,303	467,322
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	555,354	551,763
Nationwide Building Society
5.27%, 12/15/06	301,355	298,090
Nestle Capital Corp.
5.19%, 08/09/07	516,608	493,446
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	458,748	451,400
Sydney Capital Corp.
5.27%, 12/08/06(d)	20,535	20,334
Tulip Funding Corp.
5.29%, 11/15/06(d)	454,116	451,180
White Pine Finance LLC
5.12%, 10/27/06(d)	162,732	162,153

		13,611,388

Medium-Term Notes (c)—0.26%
Bank of America N.A.
5.28%, 04/20/07	215,253	215,253
Cullinan Finance Corp.
5.71%, 06/28/07(d)	645,760	645,760
K2 USA LLC
5.39%, 06/04/07(d)	645,760	645,760
Marshall & Ilsley Bank
5.18%, 12/15/06	861,014	861,614
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	1,007,386	1,007,386
US Bank N.A.
2.85%, 11/15/06	172,203	171,821

		3,547,594

See accompanying notes to the schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Money Market Funds—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a) (e)	5,111,306	$5,111,306

		5,111,306

Repurchase Agreements (c)—1.55%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,722,806 (collateralized by non-U.S. Government debt securities, value $1,774,645, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$1,722,027	1,722,027
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,292,096 (collateralized by non-U.S. Government debt securities, value $1,421,445, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,291,520	1,291,520
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,292,105 (collateralized by non-U.S. Government debt securities, value $1,421,445, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,291,520	1,291,520
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $86,140 (collateralized by non-U.S. Government debt securities, value $88,732, 5.75%, 3/15/2016).	86,101	86,101
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,014,911 (collateralized by non-U.S. Government debt securities, value $3,165,932, 5.87%, 6/25/36).	3,013,547	3,013,547
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $947,548 (collateralized by non-U.S. Government debt securities, value $1,052,587, 0.00% to 10.00%, 5/27/33 to 9/29/36).	947,115	947,115
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $516,846 (collateralized by non-U.S. Government debt securities, value $566,778, 0.00% to 10.00%, 5/27/33 to 9/29/36).	516,608	516,608
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $1,722,805 (collateralized by non-U.S. Government debt securities, value $1,809,104, 0.00% to 9.00%, 5/1/17 to 2/25/46).	1,722,027	1,722,027
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,292,105 (collateralized by non-U.S. Government debt securities, value $1,783,260, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,291,521	1,291,521

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,033,692 (collateralized by non-U.S. Government debt securities, value $1,085,463, 0.00% to 10.00%, 10/1/06 to 9/30/36).	$1,033,216	$1,033,216
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $215,351 (collateralized by non-U.S. Government debt securities, value $226,168, 6.50% to 7.63%, 2/1/07 to 6/1/16).	215,253	215,253
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,722,806 (collateralized by non-U.S. Government debt securities, value $1,809,144, 0.79% to 9.08%, 8/5/18 to 12/20/54).	1,722,027	1,722,027
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,722,806 (collateralized by non-U.S. Government debt securities, value $1,774,668, 4.85% to 8.60%, 5/1/09 to 12/1/25).	1,722,027	1,722,027
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $861,404 (collateralized by non-U.S. Government debt securities, value $940,837, 4.69% to 6.41%, 12/17/19 to 6/25/45).	861,014	861,014
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,162,904 (collateralized by non-U.S. Government debt securities, value $1,223,814, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,162,368	1,162,368
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $625,784 (collateralized by non-U.S. Government debt securities, value $652,643, 0.00% to 10.00%, 10/1/06 to 9/30/36).(f)	602,709	602,709
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $2,239,652 (collateralized by non-U.S. Government debt securities, value $2,351,836, 0.06% to 7.95%, 8/15/13 to 7/15/45).	2,238,635	2,238,635

		21,439,235

Time Deposits (c)—0.01%
Societe Generale
5.25%, 10/02/06	154,733	154,733

		154,733

Variable & Floating Rate Notes (c)—4.16%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	2,204,195	2,204,467
American Express Bank
5.29%, 02/28/07	861,014	861,011
American Express Centurion Bank
5.42%, 07/19/07	947,115	947,984
American Express Credit Corp.
5.43%, 07/05/07	258,304	258,434
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	163,593	163,593

See accompanying notes to the schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
ASIF Global Financing
5.51%, 05/03/07(d)	$86,101	$86,130
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	559,659	559,659
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	1,248,470	1,248,516
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	2,195,584	2,195,685
BMW US Capital LLC
5.33%, 10/15/07(d)	861,014	861,014
BNP Paribas
5.36%, 05/18/07(d)	1,592,875	1,592,875
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	628,540	628,539
CC USA Inc.
5.48%, 07/30/07(d)	430,507	430,558
Commodore CDO Ltd.
5.47%, 06/12/07(d)	215,253	215,253
Credit Agricole SA
5.48%, 07/23/07	861,014	861,014
Credit Suisse First Boston NY
5.51%, 04/24/07	430,507	430,523
Cullinan Finance Corp.
5.36%, 04/25/07(d)	215,253	215,253
DEPFA Bank PLC
5.43%, 09/14/07	861,014	861,014
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	990,166	990,222
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	861,014	861,014
Fifth Third Bancorp
5.31%, 09/21/07(d)	1,722,027	1,722,027
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	861,014	860,954
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	904,064	904,255
Granite Master Issuer PLC
5.30%, 08/20/07(d)	3,013,547	3,013,547
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	688,811	688,903
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,291,520	1,291,703
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	861,014	861,014
Holmes Financing PLC
5.30%, 07/16/07(d)	1,506,774	1,506,774
JP Morgan Chase & Co.
5.30%, 08/02/07	645,760	645,760
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	645,760	645,735
Kestrel Funding LLC
5.31%, 07/11/07(d)	344,405	344,377
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	516,608	516,608
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	897,949	897,948
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	1,076,267	1,076,084
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	947,115	947,056

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	$379,386	$379,386
Marshall & Ilsley Bank
5.31%, 10/15/07	473,557	473,557
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	1,291,520	1,291,520
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (f)	86,101	86,101
Monumental Global Funding II
5.38%, 12/27/06(d)	172,203	172,215
Mound Financing PLC
5.30%, 05/08/07(d)	809,353	809,353
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	2,583,041	2,583,003
National City Bank of Indiana
5.37%, 05/21/07	430,507	430,530
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	2,841,345	2,841,945
Newcastle Ltd.
5.35%, 04/24/07(d)	303,507	303,457
Northern Rock PLC
5.37%, 08/03/07(d)	1,033,216	1,033,238
Northlake CDO I
5.46%, 09/06/07(d)	258,304	258,304
Principal Life Global Funding I
5.83%, 02/08/07	387,456	388,096
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	1,248,470	1,248,445
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	861,014	861,014
Strips III LLC
5.38%, 07/24/07(d)	203,464	203,464
SunTrust Bank
5.30%, 05/01/07	861,014	861,044
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	2,100,873	2,100,706
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	1,205,419	1,205,419
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	1,199,095	1,199,095
Wachovia Bank N.A.
5.43%, 05/22/07	1,722,027	1,722,027
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	645,760	646,102
Wells Fargo & Co.
5.34%, 09/14/07(d)	430,507	430,531
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	645,760	645,757
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	2,583,041	2,582,561
Wind Master Trust
5.32%, 07/25/07(d)	344,405	344,405

		57,496,778

Total Short-Term Investments
(Cost: $105,666,102)		105,666,102

TOTAL INVESTMENTS — 106.75%		1,476,767,090

OTHER ASSETS, LESS LIABILITIES — (6.75)%	(93,405,647)

NET ASSETS — 100.00%	$1,383,361,443

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—60.59%
Active Stock Master Portfolio(a)		$418,303,498
CoreAlpha Bond Master Portfolio(a)		154,855,379

Total Master Portfolios		573,158,877

Exchange-Traded Funds—38.23%
iShares Cohen & Steers Realty Majors Index Fund(a) (b)	533,480	48,973,464
iShares Lehman TIPS Bond Fund(a) (b)	253,833	25,675,208
iShares MSCI EAFE Index Fund(a) (b)	2,916,439	197,588,742
iShares S&P MidCap 400 Index Fund(a)	783,112	58,991,827
iShares S&P SmallCap 600 Index Fund(a) (b)	495,185	30,349,889

Total Exchange-Traded Funds
(Cost: $306,550,434)		361,579,130

Short-Term Investments—7.50%
Certificates of Deposit (c)—0.29%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$392,704	392,704
Societe Generale
5.33%, 12/08/06	561,005	561,005
Washington Mutual Bank
5.36%, 11/13/06	1,402,513	1,402,513
Wells Fargo Bank N.A.
4.78%, 12/05/06	448,804	448,804

		2,805,026

Commercial Paper (c)—0.94%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	303,941	300,686
ASAP Funding Ltd.
5.29%, 11/02/06(d)	140,251	139,612
Atlantis One Funding
5.30%, 11/14/06(d)	769,744	764,871
Beta Finance Inc.
5.27%, 01/25/07(d)	112,201	110,314
Bryant Park Funding LLC
5.28%, 12/14/06(d)	177,109	175,213
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	284,385	282,584

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (c) (Cont.)
CC USA Inc.
5.03%, 10/24/06(d)	$112,201	$111,856
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	645,156	641,366
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	336,603	333,919
Curzon Funding LLC
5.29%, 11/17/06(d)	561,005	557,213
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	413,865	409,664
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	561,005	558,114
Five Finance Inc.
5.19%, 12/01/06(d)	252,452	250,269
Galleon Capital Corp.
5.27%, 12/18/06(d)	78,440	77,556
General Electric Capital Services Inc.
5.22%, 12/11/06	56,101	55,531
Giro Funding US Corp.
5.34%, 10/10/06(d)	280,503	280,170
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	269,283	268,252
HBOS Treasury Services PLC
5.27%, 12/15/06	112,201	110,987
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	1,122,010	1,119,037
Landale Funding LLC
5.31%, 11/15/06(d)	437,584	434,747
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	306,432	304,490
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	361,848	359,509
Nationwide Building Society
5.27%, 12/15/06	196,352	194,225
Nestle Capital Corp.
5.19%, 08/09/07	336,603	321,511
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	298,904	294,116
Sydney Capital Corp.
5.27%, 12/08/06(d)	13,380	13,249
Tulip Funding Corp.
5.29%, 11/15/06(d)	295,885	293,972
White Pine Finance LLC
5.12%, 10/27/06(d)	106,030	105,653

		8,868,686

Medium-Term Notes (c)—0.24%
Bank of America N.A.
5.28%, 04/20/07	140,251	140,251
Cullinan Finance Corp.
5.71%, 06/28/07(d)	420,754	420,754
K2 USA LLC
5.39%, 06/04/07(d)	420,754	420,754
Marshall & Ilsley Bank
5.18%, 12/15/06	561,005	561,397
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	656,376	656,376
US Bank N.A.
2.85%, 11/15/06	112,201	111,952

		2,311,484

See accompanying notes to the schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Money Market Funds—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(a) (e)	5,473,224	$5,473,224

		5,473,224

Repurchase Agreements (c)—1.48%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,122,518 (collateralized by non-U.S. Government debt securities, value $1,156,295, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$1,122,010	1,122,010
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $841,883 (collateralized by non-U.S. Government debt securities, value $926,162, 0.31% to 5.25%, 6/1/35 to 8/25/36).	841,508	841,508
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $841,889 (collateralized by non-U.S. Government debt securities, value $926,162, 0.31% to 5.25%, 6/1/35 to 8/25/36).	841,508	841,508
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $56,126 (collateralized by non-U.S. Government debt securities, value $57,815, 5.75%, 3/15/2016).	56,101	56,101
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,964,406 (collateralized by non-U.S. Government debt securities, value $2,062,807, 5.87%, 6/25/36).	1,963,518	1,963,518
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $617,388 (collateralized by non-U.S. Government debt securities, value $685,828, 0.00% to 10.00%, 5/27/33 to 9/29/36).	617,106	617,106
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $336,758 (collateralized by non-U.S. Government debt securities, value $369,292, 0.00% to 10.00%, 5/27/33 to 9/29/36).	336,603	336,603
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $1,122,517 (collateralized by non-U.S. Government debt securities, value $1,178,747, 0.00% to 9.00%, 5/1/17 to 2/25/46).	1,122,010	1,122,010
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $841,889 (collateralized by non-U.S. Government debt securities, value $1,161,908, 0.00% to 8.33%, 10/27/06 to 3/25/37).	841,508	841,508
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $673,516 (collateralized by non-U.S. Government debt securities, value $707,248, 0.00% to 10.00%, 10/1/06 to 9/30/36).	673,206	673,206
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $140,315 (collateralized by non-U.S. Government debt securities, value $147,363, 6.50% to 7.63%, 2/1/07 to 6/1/16).	140,251	140,251
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,122,518 (collateralized by non-U.S. Government debt securities, value $1,178,773, 0.79% to 9.08%, 8/5/18 to 12/20/54).	1,122,010	1,122,010

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,122,518 (collateralized by non-U.S. Government debt securities, value $1,156,309, 4.85% to 8.60%, 5/1/09 to 12/1/25).	$1,122,010	$1,122,010
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $561,259 (collateralized by non-U.S. Government debt securities, value $613,015, 4.69% to 6.41%, 12/17/19 to 6/25/45).	561,005	561,005
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $757,706 (collateralized by non-U.S. Government debt securities, value $797,393, 0.00% to 10.00%, 10/1/06 to 9/30/36).	757,357	757,357
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $407,739 (collateralized by non-U.S. Government debt securities, value $425,239, 0.00% to 10.00%, 10/1/06 to 9/30/36).(f)	392,704	392,704
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,459,276 (collateralized by non-U.S. Government debt securities, value $1,532,371, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,458,614	1,458,614

		13,969,029

Time Deposits (c)—0.01%
Societe Generale
5.25%, 10/02/06	100,818	100,818

		100,818

Variable & Floating Rate Notes (c)—3.96%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	1,436,173	1,436,352
American Express Bank
5.29%, 02/28/07	561,005	561,004
American Express Centurion Bank
5.42%, 07/19/07	617,106	617,672
American Express Credit Corp.
5.43%, 07/05/07	168,302	168,386
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	106,591	106,591
ASIF Global Financing
5.51%, 05/03/07(d)	56,101	56,119
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	364,653	364,653
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	813,458	813,488
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	1,430,563	1,430,629
BMW US Capital LLC
5.33%, 10/15/07(d)	561,005	561,005
BNP Paribas
5.36%, 05/18/07(d)	1,037,860	1,037,860
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	409,534	409,534
CC USA Inc.
5.48%, 07/30/07(d)	280,503	280,536
Commodore CDO Ltd.
5.47%, 06/12/07(d)	140,251	140,251
Credit Agricole SA
5.48%, 07/23/07	561,005	561,005

See accompanying notes to the schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Credit Suisse First Boston NY
5.51%, 04/24/07	$280,503	$280,513
Cullinan Finance Corp.
5.36%, 04/25/07(d)	140,251	140,251
DEPFA Bank PLC
5.43%, 09/14/07	561,005	561,005
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	645,156	645,192
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	561,005	561,005
Fifth Third Bancorp
5.31%, 09/21/07(d)	1,122,010	1,122,010
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	561,005	560,967
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	589,055	589,180
Granite Master Issuer PLC
5.30%, 08/20/07(d)	1,963,518	1,963,518
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	448,804	448,865
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	841,508	841,626
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	561,005	561,005
Holmes Financing PLC
5.30%, 07/16/07(d)	981,759	981,759
JP Morgan Chase & Co.
5.30%, 08/02/07	420,754	420,754
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	420,754	420,738
Kestrel Funding LLC
5.31%, 07/11/07(d)	224,402	224,384
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	336,603	336,603
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	585,071	585,071
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	701,257	701,137
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	617,106	617,068
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	247,194	247,194
Marshall & Ilsley Bank
5.31%, 10/15/07	308,553	308,553
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	841,508	841,508
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (f)	56,101	56,101
Monumental Global Funding II
5.38%, 12/27/06(d)	112,201	112,209
Mound Financing PLC
5.30%, 05/08/07(d)	527,345	527,345
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	1,683,016	1,682,991
National City Bank of Indiana
5.37%, 05/21/07	280,503	280,518
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	1,851,317	1,851,708
Newcastle Ltd.
5.35%, 04/24/07(d)	197,754	197,722

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Northern Rock PLC
5.37%, 08/03/07(d)	$673,206	$673,221
Northlake CDO I
5.46%, 09/06/07(d)	168,302	168,302
Principal Life Global Funding I
5.83%, 02/08/07	252,452	252,869
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	813,458	813,441
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	561,005	561,005
Strips III LLC
5.38%, 07/24/07(d)	132,570	132,570
SunTrust Bank
5.30%, 05/01/07	561,005	561,025
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	1,368,853	1,368,744
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	785,407	785,407
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	781,287	781,287
Wachovia Bank N.A.
5.43%, 05/22/07	1,122,010	1,122,010
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	420,754	420,977
Wells Fargo & Co.
5.34%, 09/14/07(d)	280,503	280,518
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	420,754	420,752
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	1,683,016	1,682,703
Wind Master Trust
5.32%, 07/25/07(d)	224,402	224,402

		37,462,818

Total Short-Term Investments
(Cost: $70,991,085)		70,991,085

TOTAL INVESTMENTS — 106.32%		1,005,729,092

OTHER ASSETS, LESS LIABILITIES — (6.32)%		(59,818,499)

NET ASSETS — 100.00%		$945,910,593

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—57.98%
Active Stock Master Portfolio(a)		$327,499,339
CoreAlpha Bond Master Portfolio(a)		46,093,871

Total Master Portfolios		373,593,210

Exchange-Traded Funds—40.47%
iShares Cohen & Steers Realty Majors Index Fund(a) (b)	411,385	37,765,143
iShares MSCI EAFE Index Fund(a) (b)	2,274,823	154,119,258
iShares S&P MidCap 400 Index Fund(a) (b)	607,318	45,749,265
iShares S&P SmallCap 600 Index Fund(a) (b)	377,335	23,126,862

Total Exchange-Traded Funds
(Cost: $223,503,742)		260,760,528

Short-Term Investments—8.57%
Certificates of Deposit (c)—0.35%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$315,307	315,307
Societe Generale
5.33%, 12/08/06	450,439	450,439
Washington Mutual Bank
5.36%, 11/13/06	1,126,097	1,126,097
Wells Fargo Bank N.A.
4.78%, 12/05/06	360,351	360,351

		2,252,194

Commercial Paper (c)—1.10%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	244,039	241,420
ASAP Funding Ltd.
5.29%, 11/02/06(d)	112,610	112,097
Atlantis One Funding
5.30%, 11/14/06(d)	618,038	614,126
Beta Finance Inc.
5.27%, 01/25/07(d)	90,088	88,573
Bryant Park Funding LLC
5.28%, 12/14/06(d)	142,204	140,681

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (c) (Cont.)
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	$228,336	$226,891
CC USA Inc.
5.03%, 10/24/06(d)	90,088	89,811
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	518,005	514,962
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	270,263	268,108
Curzon Funding LLC
5.29%, 11/17/06(d)	450,439	447,394
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	332,298	328,925
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	450,439	448,118
Five Finance Inc.
5.19%, 12/01/06(d)	202,697	200,944
Galleon Capital Corp.
5.27%, 12/18/06(d)	62,980	62,270
General Electric Capital Services Inc.
5.22%, 12/11/06	45,044	44,587
Giro Funding US Corp.
5.34%, 10/10/06(d)	225,219	224,952
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	216,211	215,384
HBOS Treasury Services PLC
5.27%, 12/15/06	90,088	89,113
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	900,878	898,490
Landale Funding LLC
5.31%, 11/15/06(d)	351,342	349,064
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	246,039	244,480
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	290,533	288,655
Nationwide Building Society
5.27%, 12/15/06	157,654	155,946
Nestle Capital Corp.
5.19%, 08/09/07	270,263	258,146
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	239,994	236,150
Sydney Capital Corp.
5.27%, 12/08/06(d)	10,743	10,638
Tulip Funding Corp.
5.29%, 11/15/06(d)	237,570	236,034
White Pine Finance LLC
5.12%, 10/27/06(d)	85,133	84,830

		7,120,789

Medium-Term Notes (c)—0.29%
Bank of America N.A.
5.28%, 04/20/07	112,610	112,610
Cullinan Finance Corp.
5.71%, 06/28/07(d)	337,829	337,829
K2 USA LLC
5.39%, 06/04/07(d)	337,829	337,829
Marshall & Ilsley Bank
5.18%, 12/15/06	450,439	450,753

See accompanying notes to the schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Medium-Term Notes (c) (Cont.)
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	$527,013	$527,014
US Bank N.A.
2.85%, 11/15/06	90,088	89,888

		1,855,923

Money Market Funds—0.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(a) (e)	2,625,643	2,625,643

		2,625,643

Repurchase Agreements (c)—1.74%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,286 (collateralized by non-U.S. Government debt securities, value $928,405, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$900,878	900,878
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $675,959 (collateralized by non-U.S. Government debt securities, value $743,628, 0.31% to 5.25%, 6/1/35 to 8/25/36).	675,658	675,658
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $675,964 (collateralized by non-U.S. Government debt securities, value $743,628, 0.31% to 5.25%, 6/1/35 to 8/25/36).	675,658	675,658
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $45,064 (collateralized by non-U.S. Government debt securities, value $46,420, 5.75%, 3/15/2016).	45,044	45,044
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,577,249 (collateralized by non-U.S. Government debt securities, value $1,656,256, 5.87%, 6/25/36).	1,576,536	1,576,536
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $495,710 (collateralized by non-U.S. Government debt securities, value $550,661, 0.00% to 10.00%, 5/27/33 to 9/29/36).	495,483	495,483
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $270,388 (collateralized by non-U.S. Government debt securities, value $296,510, 0.00% to 10.00%, 5/27/33 to 9/29/36).	270,263	270,263
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $901,285 (collateralized by non-U.S. Government debt securities, value $946,432, 0.00% to 9.00%, 5/1/17 to 2/25/46).	900,878	900,878
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $675,964 (collateralized by non-U.S. Government debt securities, value $932,912, 0.00% to 8.33%, 10/27/06 to 3/25/37).	675,658	675,658

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $540,776 (collateralized by non-U.S. Government debt securities, value $567,859, 0.00% to 10.00%, 10/1/06 to 9/30/36).	$540,527	$540,527
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $112,661 (collateralized by non-U.S. Government debt securities, value $118,320, 6.50% to 7.63%, 2/1/07 to 6/1/16).	112,610	112,610
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,286 (collateralized by non-U.S. Government debt securities, value $946,453, 0.79% to 9.08%, 8/5/18 to 12/20/54).	900,878	900,878
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,286 (collateralized by non-U.S. Government debt securities, value $928,417, 4.85% to 8.60%, 5/1/09 to 12/1/25).	900,878	900,878
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $450,643 (collateralized by non-U.S. Government debt securities, value $492,199, 4.69% to 6.41%, 12/17/19 to 6/25/45).	450,439	450,439
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $608,372 (collateralized by non-U.S. Government debt securities, value $640,238, 0.00% to 10.00%, 10/1/06 to 9/30/36).	608,092	608,092
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $327,379 (collateralized by non-U.S. Government debt securities, value $341,430, 0.00% to 10.00%, 10/1/06 to 9/30/36).(f)	315,307	315,307
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,171,673 (collateralized by non-U.S. Government debt securities, value $1,230,362, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,171,141	1,171,141

		11,215,928

Time Deposits (c)—0.01%
Societe Generale
5.25%, 10/02/06	80,948	80,948

		80,948

Variable & Floating Rate Notes (c)—4.67%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	1,153,123	1,153,267
American Express Bank
5.29%, 02/28/07	450,439	450,437
American Express Centurion Bank
5.42%, 07/19/07	495,483	495,938
American Express Credit Corp.
5.43%, 07/05/07	135,132	135,199
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	85,583	85,583
ASIF Global Financing
5.51%, 05/03/07(d)	45,044	45,059

See accompanying notes to the schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	$292,785	$292,785
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	653,136	653,161
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	1,148,619	1,148,672
BMW US Capital LLC
5.33%, 10/15/07(d)	450,439	450,439
BNP Paribas
5.36%, 05/18/07(d)	833,312	833,312
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	328,820	328,820
CC USA Inc.
5.48%, 07/30/07(d)	225,219	225,246
Commodore CDO Ltd.
5.47%, 06/12/07(d)	112,610	112,610
Credit Agricole SA
5.48%, 07/23/07	450,439	450,439
Credit Suisse First Boston NY
5.51%, 04/24/07	225,219	225,228
Cullinan Finance Corp.
5.36%, 04/25/07(d)	112,610	112,610
DEPFA Bank PLC
5.43%, 09/14/07	450,439	450,439
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	518,005	518,034
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	450,439	450,439
Fifth Third Bancorp
5.31%, 09/21/07(d)	900,878	900,878
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	450,439	450,408
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	472,961	473,060
Granite Master Issuer PLC
5.30%, 08/20/07(d)	1,576,536	1,576,536
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	360,351	360,399
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	675,658	675,754
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	450,439	450,439
Holmes Financing PLC
5.30%, 07/16/07(d)	788,268	788,268
JP Morgan Chase & Co.
5.30%, 08/02/07	337,829	337,829
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	337,829	337,816
Kestrel Funding LLC
5.31%, 07/11/07(d)	180,176	180,161
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	270,263	270,263
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	469,762	469,761
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	563,049	562,953
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	495,483	495,452

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	$198,476	$198,476
Marshall & Ilsley Bank
5.31%, 10/15/07	247,741	247,741
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	675,658	675,658
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (f)	45,044	45,044
Monumental Global Funding II
5.38%, 12/27/06(d)	90,088	90,094
Mound Financing PLC
5.30%, 05/08/07(d)	423,413	423,413
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	1,351,317	1,351,297
National City Bank of Indiana
5.37%, 05/21/07	225,219	225,231
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	1,486,448	1,486,762
Newcastle Ltd.
5.35%, 04/24/07(d)	158,780	158,753
Northern Rock PLC
5.37%, 08/03/07(d)	540,527	540,538
Northlake CDO I
5.46%, 09/06/07(d)	135,132	135,132
Principal Life Global Funding I
5.83%, 02/08/07	202,697	203,032
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	653,136	653,123
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	450,439	450,439
Strips III LLC
5.38%, 07/24/07(d)	106,442	106,442
SunTrust Bank
5.30%, 05/01/07	450,439	450,455
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	1,099,071	1,098,984
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	630,614	630,615
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	627,306	627,306
Wachovia Bank N.A.
5.43%, 05/22/07	900,878	900,878
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	337,829	338,008
Wells Fargo & Co.
5.34%, 09/14/07(d)	225,219	225,232
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	337,829	337,828
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	1,351,317	1,351,066
Wind Master Trust
5.32%, 07/25/07(d)	180,176	180,176

		30,079,417

Total Short-Term Investments
(Cost: $55,230,842)		55,230,842

Total Investments — 107.02%	689,584,580
Other Assets, Less Liabilities — (7.02)%	(45,221,372)

Net Assets — 100.00%	$644,363,208

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks—100.65%
Aerospace & Defense—1.76%
Lockheed Martin Corp.	234,352	$20,168,333
Northrop Grumman Corp.	71,811	4,888,175
Raytheon Co.	29,837	1,432,474

		26,488,982

Agriculture—2.03%
Altria Group Inc.	68,483	5,242,374
Archer-Daniels-Midland Co.(a)	482,606	18,281,115
Reynolds American Inc.(a)	97,664	6,052,238
UST Inc.	15,505	850,139

		30,425,866

Airlines—0.01%
Continental Airlines Inc. Class B(b)	4,542	128,584

		128,584

Apparel—0.02%
Jones Apparel Group Inc.	7,677	249,042

		249,042

Auto Manufacturers—0.02%
PACCAR Inc.(a)	6,563	374,222

		374,222

Auto Parts & Equipment—0.08%
Autoliv Inc.	22,511	1,240,581

		1,240,581

Banks—5.95%
AmSouth Bancorp	21,468	623,431
Bank of America Corp.	853,904	45,743,637
Regions Financial Corp.	42,101	1,548,896
U.S. Bancorp(a)	440,578	14,636,001
UnionBanCal Corp.	4,090	249,081
Wachovia Corp.	476,773	26,603,933

		89,404,979

Beverages—2.59%
Anheuser-Busch Companies Inc.	250,350	11,894,129
Coca-Cola Co. (The)	164,243	7,338,377
Coca-Cola Enterprises Inc.	132,396	2,757,809
Hansen Natural Corp.(b)	137,411	4,463,109
Pepsi Bottling Group Inc.	333,314	11,832,647
PepsiAmericas Inc.	29,218	623,512

		38,909,583

Biotechnology—0.52%
Amgen Inc.(b)	104,437	7,470,379
Genentech Inc.(b)	3,646	301,524

		7,771,903

Security	Shares	Value
Common Stocks (Cont.)
Building Materials—0.71%
Eagle Materials Inc.	23,284	$784,205
Florida Rock Industries Inc.(a)	14,009	542,288
Masco Corp.(a)	343,103	9,407,884

		10,734,377

Chemicals—1.64%
Ashland Inc.	2,508	159,960
Dow Chemical Co. (The)	526,739	20,532,286
Eastman Chemical Co.(a)	38,225	2,064,915
Huntsman Corp.(a) (b)	12,976	236,163
Rohm & Haas Co.	1,441	68,231
Sherwin-Williams Co. (The)	13,909	775,844
Westlake Chemical Corp.	22,984	735,718

		24,573,117

Commercial Services—2.17%
Accenture Ltd.(a)	523,080	16,586,867
Apollo Group Inc. Class A(a) (b)	27,136	1,336,177
Avis Budget Group Inc.	49,721	909,397
Block (H & R) Inc.(a)	41,090	893,297
Career Education Corp.(a) (b)	48,695	1,095,638
Deluxe Corp.	3,692	63,133
Equifax Inc.	41,956	1,540,205
McKesson Corp.	7,400	390,128
Moody’s Corp.(a)	30,737	2,009,585
Robert Half International Inc.	230,718	7,837,490

		32,661,917

Computers—3.12%
Apple Computer Inc.(b)	89,085	6,862,218
Computer Sciences Corp.(a) (b)	175,160	8,603,859
Dell Inc.(b)	255,774	5,841,878
Hewlett-Packard Co.	470,009	17,244,630
International Business Machines Corp.	78,424	6,426,063
Western Digital Corp.(b)	102,149	1,848,897

		46,827,545

Cosmetics & Personal Care—0.66%
Colgate-Palmolive Co.	10,498	651,926
Procter & Gamble Co.(a)	148,589	9,209,546

		9,861,472

Distribution & Wholesale—0.79%
CDW Corp.	86,153	5,313,917
Ingram Micro Inc. Class A(a) (b)	144,877	2,775,843
Tech Data Corp.(b)	21,237	775,788
WESCO International Inc.(a) (b)	52,097	3,023,189

		11,888,737

Diversified Financial Services—12.30%
CIT Group Inc.	352,778	17,155,594
Citigroup Inc.	868,064	43,116,739
Countrywide Financial Corp.(a)	525,944	18,429,078
Federal Home Loan Mortgage Corp.	63,141	4,188,143
Federal National Mortgage Association(a)	90,718	5,072,043
Goldman Sachs Group Inc. (The)(a)	151,624	25,650,232
IndyMac Bancorp Inc.(a)	50,751	2,088,911
JP Morgan Chase & Co.	781,033	36,677,310
Lehman Brothers Holdings Inc.	38,765	2,863,183
Merrill Lynch & Co. Inc.	37,559	2,937,865
Morgan Stanley	361,857	26,382,994
Student Loan Corp. (The)	824	158,356

		184,720,448

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Electric—2.87%
Alliant Energy Corp.(a)	57,597	$2,057,941
American Electric Power Co. Inc.(a)	26,726	972,025
Constellation Energy Group Inc.	75,594	4,475,165
Edison International	186,992	7,786,347
FirstEnergy Corp.(a)	150,053	8,381,961
Pepco Holdings Inc.	8,436	203,898
TXU Corp.	306,499	19,162,317

		43,039,654

Electronics—0.01%
Applera Corp.—Applied Biosystems Group	1,708	56,552
Arrow Electronics Inc.(b)	2,777	76,173

		132,725

Engineering & Construction—0.12%
Granite Construction Inc.	33,510	1,787,759

		1,787,759

Environmental Control—0.23%
Republic Services Inc.(a)	21,920	881,403
Waste Management Inc.	68,391	2,508,582

		3,389,985

Food—0.30%
Campbell Soup Co.	17,897	653,241
Dean Foods Co.(b)	2,602	109,336
Hormel Foods Corp.	9,800	352,604
Kroger Co.	43,953	1,017,072
Smithfield Foods Inc.(a) (b)	54,550	1,473,941
SUPERVALU Inc.	26,026	771,671
Sysco Corp.	5,360	179,292

		4,557,157

Forest Products & Paper—0.18%
Louisiana-Pacific Corp.	96,250	1,806,613
Plum Creek Timber Co. Inc.	27,936	950,941

		2,757,554

Gas—0.56%
Sempra Energy(a)	144,597	7,265,999
UGI Corp.(a)	46,263	1,131,130

		8,397,129

Health Care - Products—4.35%
Alcon Inc.(a)	61,378	7,027,781
Becton, Dickinson & Co.(a)	261,074	18,450,100
Johnson & Johnson	613,768	39,858,094

		65,335,975

Health Care - Services—1.68%
Coventry Health Care Inc.(b)	2,654	136,734
HCA Inc.	50,912	2,540,000
Health Management Associates Inc. Class A	28,863	603,237
Health Net Inc.(b)	39,418	1,715,471
Humana Inc.(a) (b)	156,668	10,354,188
Sierra Health Services Inc.(b)	41,914	1,586,026
UnitedHealth Group Inc.	131,587	6,474,080
Wellcare Health Plans Inc.(b)	30,944	1,752,359

		25,162,095

Security	Shares	Value
Common Stocks (Cont.)
Home Builders—0.12%
NVR Inc.(a) (b)	3,362	$1,798,670

		1,798,670

Household Products & Wares—1.20%
Blyth Inc.(a)	14,904	362,614
Clorox Co. (The)(a)	70,727	4,455,801
Kimberly-Clark Corp.(a)	201,197	13,150,236

		17,968,651

Insurance—4.20%
ACE Ltd.	220,524	12,069,279
Allstate Corp. (The)	2,102	131,858
American International Group Inc.	80,189	5,313,323
Aon Corp.	10,884	368,641
Axis Capital Holdings Ltd.(a)	126,586	4,391,268
Everest Re Group Ltd.	33,906	3,306,852
First American Corp.	35,300	1,494,602
Hartford Financial Services Group Inc. (The)	19,272	1,671,846
MetLife Inc.(a)	265,198	15,031,423
Nationwide Financial Services Inc.	6,841	329,052
Protective Life Corp.	14,936	683,322
Prudential Financial Inc.	676	51,545
Reinsurance Group of America Inc.(a)	29,300	1,521,549
St. Paul Travelers Companies Inc.	339,801	15,933,269
StanCorp Financial Group Inc.	16,204	723,185

		63,021,014

Internet—0.93%
Amazon.com Inc.(a) (b)	60,837	1,954,084
Check Point Software Technologies Ltd.(b)	62,630	1,193,102
Google Inc. Class A(b)	26,750	10,750,825

		13,898,011

Iron & Steel—0.76%
Nucor Corp.(a)	222,456	11,009,347
Steel Dynamics Inc.(a)	9,010	454,555

		11,463,902

Leisure Time—1.32%
Brunswick Corp.(a)	51,857	1,617,420
Carnival Corp.	16,290	766,119
Harley-Davidson Inc.(a)	14,051	881,700
Polaris Industries Inc.(a)	1,855	76,333
Royal Caribbean Cruises Ltd.(a)	424,085	16,458,739

		19,800,311

Lodging—0.28%
Choice Hotels International Inc.	51,510	2,106,759
Wyndham Worldwide Corp.(b)	74,568	2,085,667

		4,192,426

Machinery—0.72%
Caterpillar Inc.	4,327	284,717
Cummins Inc.(a)	70,408	8,394,746
Graco Inc.(a)	54,901	2,144,433

		10,823,896

Manufacturing—2.97%
Eaton Corp.(a)	71,700	4,936,545
General Electric Co.	864,846	30,529,064

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Manufacturing (Cont.)
Illinois Tool Works Inc.	37,102	$1,665,880
Ingersoll-Rand Co. Class A	130,613	4,960,682
Parker Hannifin Corp.(a)	32,536	2,529,023

		44,621,194

Media—2.60%
CBS Corp. Class B	95,187	2,681,418
Comcast Corp. Class A(b)	379,744	13,993,566
Comcast Corp. Class A Special(b)	12,941	476,358
DIRECTV Group Inc. (The)(a) (b)	777,639	15,303,936
EchoStar Communications Corp.(a) (b)	81,454	2,666,804
Gannett Co. Inc.	23,642	1,343,575
Viacom Inc. Class B(b)	69,261	2,575,124

		39,040,781

Mining—0.65%
Freeport-McMoRan Copper & Gold Inc.	4,371	232,799
Phelps Dodge Corp.(a)	111,884	9,476,575

		9,709,374

Oil & Gas—8.90%
Anadarko Petroleum Corp.	188,680	8,269,844
Chevron Corp.	29,965	1,943,530
ConocoPhillips(a)	468,870	27,911,831
Devon Energy Corp.	5,406	341,389
ENSCO International Inc.	7,180	314,699
Exxon Mobil Corp.	517,493	34,723,780
Helmerich & Payne Inc.	16,257	374,399
Marathon Oil Corp.	155,637	11,968,485
Nabors Industries Ltd.(a) (b)	170,747	5,079,723
Occidental Petroleum Corp.	439,407	21,139,871
Patterson-UTI Energy Inc.(a)	193,164	4,589,577
Unit Corp.(b)	18,762	862,489
Valero Energy Corp.	315,045	16,215,366

		133,734,983

Oil & Gas Services—0.64%
BJ Services Co.(a)	264,303	7,963,449
Halliburton Co.	8,657	246,292
Superior Energy Services Inc.(b)	16,053	421,552
Tidewater Inc.	23,701	1,047,347

		9,678,640

Packaging & Containers—0.02%
Pactiv Corp.(b)	4,482	127,378
Sonoco Products Co.	4,276	143,845

		271,223

Pharmaceuticals—6.62%
Abbott Laboratories	112,458	5,460,960
Barr Pharmaceuticals Inc.(a) (b)	104,227	5,413,550
Endo Pharmaceuticals Holdings Inc.(b)	20,630	671,507
Forest Laboratories Inc.(a) (b)	23,858	1,207,453
Gilead Sciences Inc.(a) (b)	299,156	20,552,017
King Pharmaceuticals Inc.(a) (b)	169,408	2,885,018
Kos Pharmaceuticals Inc.(a) (b)	2,460	121,573
Merck & Co. Inc.	326,444	13,678,004
Mylan Laboratories Inc.(a)	134,937	2,716,282
Pfizer Inc.	1,449,096	41,096,363
Watson Pharmaceuticals Inc.(a) (b)	2,285	59,798
Wyeth	109,198	5,551,626

		99,414,151

Security	Shares	Value
Common Stocks (Cont.)
Real Estate—0.07%
Realogy Corp.(b)	45,708	$1,036,657

		1,036,657

Real Estate Investment Trusts—0.52%
Apartment Investment & Management Co. Class A	1,261	68,611
CBL & Associates Properties Inc.(a)	5,247	219,902
Health Care Property Investors Inc.(a)	12,645	392,627
Hospitality Properties Trust	6,888	325,114
Host Hotels & Resorts Inc.(a)	149,954	3,438,445
HRPT Properties Trust	11,398	136,206
iStar Financial Inc.	4,272	178,142
Mack-Cali Realty Corp.(a)	26,711	1,383,630
New Plan Excel Realty Trust Inc.(a)	14,953	404,479
Simon Property Group Inc.(a)	14,813	1,342,354

		7,889,510

Retail—6.60%
American Eagle Outfitters Inc.(a)	290,934	12,751,637
AutoNation Inc.(a) (b)	408,635	8,540,472
Brinker International Inc.	14,991	600,989
CBRL Group Inc.	22,375	904,621
Claire’s Stores Inc.	27,598	804,758
Costco Wholesale Corp.	322,411	16,017,378
Darden Restaurants Inc.(a)	126,884	5,388,763
Gap Inc. (The)	17,878	338,788
Home Depot Inc.	606,158	21,985,351
Lowe’s Companies Inc.	78,878	2,213,317
Office Depot Inc.(a) (b)	70,723	2,807,703
OfficeMax Inc.	18,087	736,864
Sonic Corp.(b)	36,945	835,326
Staples Inc.	5,175	125,908
United Auto Group Inc.	16,989	397,543
Wal-Mart Stores Inc.	499,104	24,615,809

		99,065,227

Savings & Loans—1.07%
Washington Mutual Inc.(a)	370,423	16,102,288

		16,102,288

Semiconductors—2.70%
Freescale Semiconductor Inc. Class B(b)	50,512	1,919,961
Lam Research Corp.(b)	95,678	4,337,084
National Semiconductor Corp.	251,512	5,918,077
NVIDIA Corp.(a) (b)	229,712	6,797,178
Texas Instruments Inc.(a)	651,109	21,649,374

		40,621,674

Software—4.51%
Autodesk Inc.(b)	242,506	8,434,359
Fiserv Inc.(b)	66,658	3,138,925
Global Payments Inc.(a)	9,843	433,190
Intuit Inc.(a) (b)	268,148	8,604,869
Microsoft Corp.	1,688,572	46,148,673
Oracle Corp.(b)	57,466	1,019,447

		67,779,463

Telecommunications—7.45%
ADTRAN Inc.(a)	13,211	314,950
AT&T Inc.(a)	322,973	10,516,001
CenturyTel Inc.	2,031	80,570

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Cisco Systems Inc.(b)	1,457,774	$33,528,802
Embarq Corp.	29,156	1,410,276
Leap Wireless International Inc.(b)	11,776	571,018
Motorola Inc.	958,903	23,972,575
QUALCOMM Inc.	320,611	11,654,210
Verizon Communications Inc.	802,566	29,799,276

		111,847,678

Transportation—1.13%
Burlington Northern Santa Fe Corp.(a)	75,290	5,529,298
C.H. Robinson Worldwide Inc.(a)	10,582	471,746
Hunt (J.B.) Transport Services Inc.(a)	101,509	2,108,342
Norfolk Southern Corp.	38,484	1,695,220
Overseas Shipholding Group Inc.(a)	22,484	1,388,837
Ryder System Inc.(a)	112,156	5,796,222
Teekay Shipping Corp.	710	29,188

		17,018,853

Total Common Stocks
(Cost: $1,346,873,789)		1,511,619,965

Short-Term Investments—10.02%
Certificates of Deposit (c)—0.41%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$866,178	866,178
Societe Generale
5.33%, 12/08/06	1,237,397	1,237,397
Washington Mutual Bank
5.36%, 11/13/06	3,093,493	3,093,493
Wells Fargo Bank N.A.
4.78%, 12/05/06	989,918	989,918

		6,186,986

Commercial Paper (c)—1.30%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(d)	670,397	663,216
ASAP Funding Ltd.
5.29%, 11/02/06(d)	309,349	307,940
Atlantis One Funding
5.30%, 11/14/06(d)	1,697,808	1,687,060
Beta Finance Inc.
5.27%, 01/25/07(d)	247,479	243,317
Bryant Park Funding LLC
5.28%, 12/14/06(d)	390,646	386,464
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(d)	627,261	623,291
CC USA Inc.
5.03%, 10/24/06(d)	247,479	246,719
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(d)	1,423,007	1,414,649
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(d)	742,438	736,518
Curzon Funding LLC
5.29%, 11/17/06(d)	1,237,397	1,229,033
Edison Asset Securitization LLC
5.22%, 12/11/06(d)	912,853	903,587
Falcon Asset Securitization Corp.
5.30%, 11/06/06(d)	1,237,397	1,231,021
Five Finance Inc.
5.19%, 12/01/06(d)	556,829	552,012

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (c) (Cont.)
Galleon Capital Corp.
5.27%, 12/18/06(d)	$173,013	$171,063
General Electric Capital Services Inc.
5.22%, 12/11/06	123,740	122,484
Giro Funding US Corp.
5.34%, 10/10/06(d)	618,699	617,965
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(d)	593,951	591,680
HBOS Treasury Services PLC
5.27%, 12/15/06	247,479	244,801
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(d)	2,474,795	2,468,237
Landale Funding LLC
5.31%, 11/15/06(d)	965,170	958,912
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(d)	675,891	671,608
Mont Blanc Capital Corp.
5.29%, 11/15/06(d)	798,121	792,961
Nationwide Building Society
5.27%, 12/15/06	433,089	428,398
Nestle Capital Corp.
5.19%, 08/09/07	742,438	709,151
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(d)	659,285	648,725
Sydney Capital Corp.
5.27%, 12/08/06(d)	29,512	29,222
Tulip Funding Corp.
5.29%, 11/15/06(d)	652,628	648,409
White Pine Finance LLC
5.12%, 10/27/06(d)	233,868	233,037

		19,561,480

Medium-Term Notes (c)—0.34%
Bank of America N.A.
5.28%, 04/20/07	309,349	309,349
Cullinan Finance Corp.
5.71%, 06/28/07(d)	928,048	928,048
K2 USA LLC
5.39%, 06/04/07(d)	928,048	928,048
Marshall & Ilsley Bank
5.18%, 12/15/06	1,237,397	1,238,261
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	1,447,755	1,447,755
US Bank N.A.
2.85%, 11/15/06	247,479	246,930

		5,098,391

Money Market Funds—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%(e) (f)	5,582,249	5,582,249

		5,582,249

Repurchase Agreements (c)—2.05%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,475,915 (collateralized by non-U.S. Government debt securities, value $2,550,414, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$2,474,795	2,474,795

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,856,924 (collateralized by non-U.S. Government debt securities, value $2,042,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	$1,856,096	$1,856,096
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,856,937 (collateralized by non-U.S. Government debt securities, value $2,042,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,856,096	1,856,096
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $123,796 (collateralized by non-U.S. Government debt securities, value $127,521, 5.75%, 3/15/16).	123,740	123,740
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,332,851 (collateralized by non-U.S. Government debt securities, value $4,549,890, 5.87%, 6/25/36).	4,330,891	4,330,891
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $1,361,760 (collateralized by non-U.S. Government debt securities, value $1,512,716, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,361,137	1,361,137
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $742,780 (collateralized by non-U.S. Government debt securities, value $814,539, 0.00% to 10.00%, 5/27/33 to 9/29/36).	742,438	742,438
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $2,475,913 (collateralized by non-U.S. Government debt securities, value $2,559,937, 0.00% to 9.00%, 5/1/17 to 2/25/46).	2,474,795	2,474,795
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,856,936 (collateralized by non-U.S. Government debt securities, value $2,562,795, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,856,096	1,856,096
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,485,561 (collateralized by non-U.S. Government debt securities, value $1,559,962, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,484,877	1,484,877
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $309,490 (collateralized by non-U.S. Government debt securities, value $325,035, 6.50% to 7.63%, 2/1/07 to 6/1/16).	309,349	309,349
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,475,915 (collateralized by non-U.S. Government debt securities, value $2,599,994, 0.79% to 9.08%, 8/5/18 to 12/20/54).	2,474,795	2,474,795
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,475,915 (collateralized by non-U.S. Government debt securities, value $2,550,447, 4.85% to 8.60%, 5/1/09 to 12/1/25).	2,474,795	2,474,795
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,237,957 (collateralized by non-U.S. Government debt securities, value $1,352,115, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,237,397	1,237,397

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c) (Cont.)
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,671,256 (collateralized by non-U.S. Government debt securities, value $1,758,793, 0.00% to 10.00%, 10/1/06 to 9/30/36).	$1,670,486	$1,670,486
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $899,340 (collateralized by non-U.S. Government debt securities, value $937,940, 0.00% to 10.00%, 10/1/06 to 9/30/36).(g)	866,178	866,178
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $3,218,694 (collateralized by non-U.S. Government debt securities, value $3,379,918, 0.06% to 7.95%, 8/15/13 to 7/15/45).	3,217,233	3,217,233

		30,811,194

Time Deposits (c)—0.02%
Societe Generale
5.25%, 10/02/06	222,373	222,373

		222,373

U.S. Treasury Obligations—0.03%
U.S. Treasury Bill
4.70%, 12/21/06(h) (i)	350,000	346,299

		346,299

Variable & Floating Rate Notes (c)—5.50%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(d)	3,167,737	3,168,130
American Express Bank
5.29%, 02/28/07	1,237,397	1,237,394
American Express Centurion Bank
5.42%, 07/19/07	1,361,137	1,362,387
American Express Credit Corp.
5.43%, 07/05/07	371,219	371,405
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	235,105	235,105
ASIF Global Financing
5.51%, 05/03/07(d)	123,740	123,780
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(d)	804,308	804,308
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(d)	1,794,226	1,794,293
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(d)	3,155,363	3,155,507
BMW US Capital LLC
5.33%, 10/15/07(d)	1,237,397	1,237,397
BNP Paribas
5.36%, 05/18/07(d)	2,289,185	2,289,185
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(d)	903,300	903,301
CC USA Inc.
5.48%, 07/30/07(d)	618,699	618,772
Commodore CDO Ltd.
5.47%, 06/12/07(d)	309,349	309,349
Credit Agricole SA
5.48%, 07/23/07	1,237,397	1,237,397
Credit Suisse First Boston NY
5.51%, 04/24/07	618,699	618,722
Cullinan Finance Corp.
5.36%, 04/25/07(d)	309,349	309,349
DEPFA Bank PLC
5.43%, 09/14/07	1,237,397	1,237,397

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(d)	$1,423,007	$1,423,087
Eli Lilly Services Inc.
5.32%, 10/01/07(d)	1,237,397	1,237,397
Fifth Third Bancorp
5.31%, 09/21/07(d)	2,474,795	2,474,795
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(d)	1,237,397	1,237,311
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	1,299,267	1,299,541
Granite Master Issuer PLC
5.30%, 08/20/07(d)	4,330,891	4,330,891
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(d)	989,918	990,051
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,856,096	1,856,357
HBOS Treasury Services PLC
5.46%, 07/24/07(d)	1,237,397	1,237,397
Holmes Financing PLC
5.30%, 07/16/07(d)	2,165,445	2,165,445
JP Morgan Chase & Co.
5.30%, 08/02/07	928,048	928,048
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	928,048	928,011
Kestrel Funding LLC
5.31%, 07/11/07(d)	494,959	494,918
Kommunalkredit Austria AG
5.33%, 09/09/07(d)	742,438	742,438
Leafs LLC
5.33%, 01/22/07 - 02/20/07(d)	1,290,479	1,290,478
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(d)	1,546,747	1,546,483
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(d)	1,361,137	1,361,053
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(d)	545,232	545,232
Marshall & Ilsley Bank
5.31%, 10/15/07	680,569	680,569
Metropolitan Life Global Funding I
5.34%, 08/06/07(d)	1,856,096	1,856,096
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(d) (g)	123,740	123,740
Monumental Global Funding II
5.38%, 12/27/06(d)	247,479	247,498
Mound Financing PLC
5.30%, 05/08/07(d)	1,163,154	1,163,154
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(d)	3,712,192	3,712,139
National City Bank of Indiana
5.37%, 05/21/07	618,699	618,732
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(d)	4,083,411	4,084,273
Newcastle Ltd.
5.35%, 04/24/07(d)	436,183	436,110
Northern Rock PLC
5.37%, 08/03/07(d)	1,484,877	1,484,909
Northlake CDO I
5.46%, 09/06/07(d)	371,219	371,219
Principal Life Global Funding I
5.83%, 02/08/07	556,829	557,748
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(d)	1,794,226	1,794,190

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (c) (Cont.)
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(d)	$1,237,397	$1,237,397
Strips III LLC
5.38%, 07/24/07(d)	292,407	292,407
SunTrust Bank
5.30%, 05/01/07	1,237,397	1,237,441
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(d)	3,019,250	3,019,010
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	1,732,356	1,732,356
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(d)	1,723,268	1,723,267
Wachovia Bank N.A.
5.43%, 05/22/07	2,474,795	2,474,795
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	928,048	928,540
Wells Fargo & Co.
5.34%, 09/14/07(d)	618,699	618,734
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(d)	928,048	928,044
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(d)	3,712,192	3,711,503
Wind Master Trust
5.32%, 07/25/07(d)	494,959	494,959

		82,630,941

Total Short-Term Investments
(Cost: $150,439,793)		150,439,913

Total Investments in Securities —110.67%
(Cost: $1,497,313,582)		1,662,059,878

OTHER ASSETS, LESS LIABILITIES — (10.67)%		(160,211,482)

NET ASSETS — 100.00%		$1,501,848,396

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(h)	The rate quoted is the yield to maturity.

(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (12/15/06)	81	$5,448,870	$108,127

			$108,127

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes—25.09%
Advertising—0.02%
R.H. Donnelley Corp.
6.88%, 01/15/13	$250,000	$228,125

		228,125

Aerospace & Defense—0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	500,000	492,500

		492,500

Agriculture—0.05%
Reynolds American Inc.
7.30%, 07/15/15(a)	500,000	511,184

		511,184

Apparel—0.05%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	518,750

		518,750

Auto Manufacturers—0.28%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,988,520
4.75%, 01/15/08	1,000,000	990,101

		2,978,621

Auto Parts & Equipment—0.04%
ArvinMeritor Inc.
8.75%, 03/01/12	250,000	239,375
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	250,000	243,125

		482,500

Banks—1.26%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,858,380
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	2,981,463
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,989,731
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,838,357

		13,667,931

Biotechnology—0.13%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,440,523

		1,440,523

Building Materials—0.30%
Lafarge SA
7.13%, 07/15/36	2,800,000	2,999,326
Nortek Inc.
8.50%, 09/01/14	250,000	236,250

		3,235,576

Chemicals—0.07%
Lyondell Chemical Co.
8.25%, 09/15/16	250,000	253,750

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Chemicals (Cont.)
Nova Chemicals Corp.
6.50%, 01/15/12	$250,000	$235,000
PolyOne Corp.
8.88%, 05/01/12	250,000	252,500

		741,250

Commercial Services—0.09%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
7.63%, 05/15/14(a)	250,000	242,500
United Rentals North America Inc.
6.50%, 02/15/12	250,000	241,250
7.00%, 02/15/14	250,000	235,000
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	255,625

		974,375

Computers—0.07%
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	258,750
10.25%, 08/15/15	250,000	257,500
Unisys Corp.
8.00%, 10/15/12	250,000	233,750

		750,000

Diversified Financial Services—3.58%
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,855,682
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,386,295
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,103,562
CIT Group Inc.
5.46%, 02/21/08	1,250,000	1,251,149
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	258,750
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,429,120
General Motors Acceptance Corp.
6.13%, 01/22/08	250,000	248,346
6.88%, 09/15/11	1,000,000	994,702
7.25%, 03/02/11	500,000	502,858
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,053,108
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,919,087
5.13%, 01/15/15	1,500,000	1,454,245
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,956,508
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,970,538
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	959,273
5.00%, 01/14/11	3,000,000	2,970,795
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,993,900
6.38%, 06/30/10	2,200,000	2,225,912
SLM Corp.
5.63%, 04/10/07	1,000	1,002
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	242,500

		38,777,332

Electric—2.11%
CMS Energy Corp.
7.75%, 08/01/10	500,000	525,000
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	934,252

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Electric (Cont.)
5.88%, 02/01/33	$3,500,000	$3,421,295
Midwest Generation LLC
8.75%, 05/01/34	750,000	800,625
Mirant North America LLC
7.38%, 12/31/13	750,000	750,937
Northern States Power
5.25%, 07/15/35	2,500,000	2,322,922
NRG Energy Inc.
7.25%, 02/01/14	250,000	248,125
7.38%, 02/01/16	500,000	496,875
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,405,890
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,439,548
8.63%, 04/15/31	700,000	907,619
Reliant Energy Inc.
6.75%, 12/15/14	250,000	237,812
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,255,610
TXU Corp.
5.55%, 11/15/14	250,000	236,194
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,797,610

		22,780,314

Electronics—0.04%
Sanmina-SCI Corp.
6.75%, 03/01/13(b)	250,000	235,625
8.13%, 03/01/16	250,000	245,000

		480,625

Entertainment—0.20%
AMC Entertainment Inc.
8.00%, 03/01/14	250,000	235,000
11.00%, 02/01/16	500,000	545,000
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	1,017,500
Marquee Holdings Inc.
12.00%, 08/15/14	250,000	191,250
Six Flags Inc.
9.75%, 04/15/13(b)	250,000	225,000

		2,213,750

Environmental Control—0.43%
Allied Waste North America
7.25%, 03/15/15	250,000	248,125
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,787,165
7.13%, 10/01/07	1,543,000	1,563,081

		4,598,371

Food—0.52%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	535,000
Dean Foods Co.
7.00%, 06/01/16	500,000	500,000
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,341,610
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,984,802
SUPERVALU Inc.
7.88%, 08/01/09	250,000	259,117

		5,620,529

Forest Products & Paper—0.19%
Bowater Canada Finance
7.95%, 11/15/11	250,000	238,750

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Forest Products & Paper (Cont.)
Domtar Inc.
7.88%, 10/15/11	$250,000	$248,750
Georgia-Pacific Corp.
7.70%, 06/15/15(b)	250,000	248,750
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,294,847

		2,031,097

Health Care - Products—0.02%
CDRV Investors Inc.
9.63%, 01/01/15	250,000	185,000

		185,000

Health Care - Services—1.29%
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	992,171
6.13%, 01/15/15	750,000	744,258
HealthSouth Corp.
10.75%, 06/15/16(a)	250,000	255,312
Res-Care Inc.
7.75%, 10/15/13	250,000	249,375
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,561,335
5.80%, 03/15/36	2,400,000	2,356,704
WellPoint Inc.
3.75%, 12/14/07	4,680,000	4,589,297
5.00%, 12/15/14	1,250,000	1,208,301

		13,956,753

Home Builders—0.04%
Standard Pacific Corp.
7.00%, 08/15/15	500,000	450,000

		450,000

Household Products & Wares—0.49%
Clorox Co. (The)
5.52%, 12/14/07	5,250,000	5,258,794

		5,258,794

Insurance—2.29%
Allstate Financial Global Funding
2.50%, 06/20/08(a)	4,970,000	4,753,850
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,413,285
ASIF Global Financing XVII
3.85%, 11/26/07(a)	6,500,000	6,398,190
Berkshire Hathaway Finance Corp.
5.56%, 01/11/08	1,400,000	1,401,834
Fairfax Financial Holdings Ltd.
7.75%, 04/26/12	250,000	232,500
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,037,400
Markel Corp.
7.35%, 08/15/34	1,000,000	1,034,261
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,525,186

		24,796,506

Leisure Time—0.05%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	500,000	505,479

		505,479

Lodging—0.80%
Caesars Entertainment Inc.
8.88%, 09/15/08	2,385,000	2,498,287

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Lodging (Cont.)
Marriott International Inc.
4.63%, 06/15/12	$750,000	$713,006
5.81%, 11/10/15	3,530,000	3,512,537
MGM Mirage
8.50%, 09/15/10	750,000	797,813
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	600,000	630,000
Trump Entertainment Resorts Inc.
8.50%, 06/01/15	500,000	478,125

		8,629,768

Machinery—0.03%
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	351,813

		351,813

Media—1.12%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,613,995
CCH I LLC
11.00%, 10/01/15	1,000,000	910,000
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/13	500,000	503,125
CMP Susquehanna Corp.
9.88%, 05/15/14(a)	250,000	235,000
Comcast Corp.
6.45%, 03/15/37	3,000,000	3,001,449
CSC Holdings Inc.
7.63%, 04/01/11	500,000	513,125
Dex Media East LLC
12.13%, 11/15/12	325,000	362,781
Echostar DBS Corp.
6.38%, 10/01/11	500,000	486,875
Liberty Media Corp.
7.75%, 07/15/09	750,000	781,457
8.25%, 02/01/30	250,000	249,542
Mediacom Broadband LLC
8.50%, 10/15/15	250,000	248,438
PRIMEDIA Inc.
8.88%, 05/15/11(b)	250,000	244,375
Time Warner Entertainment Co.
8.38%, 03/15/23	350,000	404,206
8.38%, 07/15/33	1,300,000	1,533,215

		12,087,583

Office & Business Equipment—0.28%
Xerox Corp.
6.16%, 12/18/09	2,750,000	2,756,875
6.88%, 08/15/11	250,000	257,500

		3,014,375

Oil & Gas—1.16%
Anadarko Petroleum Corp.
6.45%, 09/15/36	800,000	817,143
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,727,793
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	488,750
Devon Financing Corp. ULC
7.88%, 09/30/31	700,000	853,117
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,654,987
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,954,790
5.75%, 03/01/35	1,500,000	1,351,376
Forest Oil Corp.
8.00%, 12/15/11	500,000	517,500

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Oil & Gas (Cont.)
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(a)	$250,000	$241,875
Parker Drilling Co.
9.63%, 10/01/13	500,000	545,000
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,035,500
Range Resources Corp.
7.50%, 05/15/16	250,000	251,250
Tesoro Corp.
6.25%, 11/01/12(a)	125,000	120,469

		12,559,550

Oil & Gas Services—0.05%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	95,500
Weatherford International Ltd.
5.50%, 02/15/16	500,000	492,427

		587,927

Packaging & Containers—0.17%
Berry Plastics Holding Corp.
8.88%, 09/15/14(a)	250,000	251,250
Crown Americas Inc.
7.63%, 11/15/13	500,000	506,250
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	247,500
Stone Container Corp.
9.75%, 02/01/11	859,000	884,770

		1,889,770

Pharmaceuticals—0.27%
AmerisourceBergen Corp.
5.63%, 09/15/12	1,750,000	1,720,163
5.88%, 09/15/15	250,000	245,094
Omnicare Inc.
6.13%, 06/01/13	250,000	236,250
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	750,000	721,790

		2,923,297

Pipelines—0.87%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	524,333
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	251,948
Copano Energy LLC
8.13%, 03/01/16	250,000	253,125
El Paso Corp.
6.50%, 06/01/08	1,106,000	1,107,383
7.80%, 08/01/31	250,000	256,250
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,688,496
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	246,250
Plains All American Pipeline LP
6.70%, 05/15/36(a)	1,000,000	1,043,620
SemGroup LP
8.75%, 11/15/15(a)	500,000	504,375
Williams Companies Inc.
7.13%, 09/01/11	500,000	512,500

		9,388,280

Real Estate Investment Trusts—1.19%
Duke Realty LP
5.65%, 12/22/06	4,250,000	4,250,727
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	246,250

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Real Estate Investment Trusts (Cont.)
Simon Property Group LP
5.75%, 05/01/12	$3,000,000	$3,043,077
6.38%, 11/15/07	5,341,000	5,387,152

		12,927,206

Retail—0.55%
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	255,938
Inergy LP
6.88%, 12/15/14	750,000	718,125
8.25%, 03/01/16	250,000	258,750
NPC International Inc.
9.50%, 05/01/14(a)	250,000	246,250
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	280,746
7.95%, 04/01/17	250,000	286,500
Staples Inc.
7.38%, 10/01/12	740,000	810,396
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,107,904

		5,964,609

Semiconductors—0.08%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	164,430
Amkor Technology Inc.
7.13%, 03/15/11	250,000	230,000
Sensata Technologies BV
8.00%, 05/01/14(a)	500,000	486,250

		880,680

Software—0.32%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,476,102
5.73%, 01/13/09	2,000,000	2,002,506

		3,478,608

Telecommunications—4.26%
American Cellular Corp.
10.00%, 08/01/11	250,000	261,875
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,272,167
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,278,400
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,006,620
Cincinnati Bell Inc.
7.00%, 02/15/15	250,000	245,000
Citizens Communications Co.
6.25%, 01/15/13	500,000	486,250
7.63%, 08/15/08	4,500,000	4,635,000
Corning Inc.
6.05%, 06/15/15	2,500,000	2,516,490
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,454,470
8.25%, 06/15/30	3,000,000	3,665,070
Dobson Communications Corp.
8.88%, 10/01/13	250,000	247,813
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,800,533
8.00%, 06/01/36	1,250,000	1,323,629
France Telecom SA
7.75%, 03/01/11	2,500,000	2,738,940
8.50%, 03/01/31	2,000,000	2,609,488
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	960,000
Level 3 Financing Inc.
10.75%, 10/15/11	750,000	784,688

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Telecommunications (Cont.)
Motorola Inc.
4.61%, 11/16/07	$5,700,000	$5,656,235
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,150,000
Qwest Communications International Inc.
7.25%, 02/15/11	250,000	250,000
Qwest Corp.
8.88%, 03/15/12	250,000	272,813
Telecom Italia Capital SA
5.25%, 10/01/15	2,500,000	2,316,515
Verizon New York Inc.
7.38%, 04/01/32	150,000	156,350

		46,088,346

Transportation—0.28%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,493,585
Norfolk Southern Corp.
8.63%, 05/15/10	500,000	555,586

		3,049,171

Total Corporate Bonds & Notes
(Cost: $275,427,478)		271,496,868

Asset-Backed Securities—8.86%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
5.52%, 05/25/35	2,455,198	2,456,981
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,600,213
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	2,500,000	2,507,308
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35(a)	136,223	136,038
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35(a)	804,098	803,788
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	1,422,783	1,412,728
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,417,577
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.62%, 04/25/46	6,000,000	6,004,863
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(a)	13,000,000	13,205,049
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.57%, 07/25/36	6,200,000	6,201,949
First Franklin NIM Trust Series 2005-FF1N Class N2
5.50%, 12/25/34(a)	4,784,228	4,772,267
First Franklin NIM Trust Series 2005-FF9N Class B
6.25%, 10/27/35(a) (c)	4,960,000	4,928,812
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35(a)	3,814,804	3,804,234
GSAA Trust Series 2005-N2
5.00%, 12/25/34(a) (c)	833,071	830,202
Home Equity Asset Trust Series 2006-2 Class M2
5.73%, 05/25/36(a)	6,000,000	6,020,728

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Asset-Backed Securities (Cont.)
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	$2,558,000	$2,567,875
MASTR ABS NIM Trust Series 2004-CIass N1
5.50%, 04/26/34(a) (c)	335,023	334,185
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.59%, 06/25/36	2,200,000	2,200,707
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.62%, 06/25/36	2,450,000	2,451,882
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ
5.59%, 06/25/35	7,142,570	7,152,824
Novastar Home Equity Loan Series 2006-2 Class M1
5.60%, 06/25/36	4,000,000	4,001,329
Option One Mortgage Loan Trust Series 2002-2 Class M2
6.48%, 06/25/32	704,584	705,248
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.68%, 01/25/33	845,607	846,374
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(a)	784,077	783,223
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35(a)	803,713	802,338
Sasco Net Interest Margin Trust Series 2005-WF2A Class B
7.00%, 05/27/35(a) (c)	1,931,554	1,929,721
Structured Asset Investment Loan Trust Series 2005-HE3 Class M3
5.85%, 09/25/35	4,000,000	4,023,401

Total Asset-Backed Securities
(Cost: $95,639,290)		95,901,844

Collateralized Mortgage Obligations—21.75%
Mortgage-Backed Securities—21.75%
Banc of America Funding Corp. Series 2006-H Class 2A1
6.15%, 10/20/11(c)	6,426,000	6,499,889
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,536,065	3,456,504
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.36%, 11/11/35(a)	87,167,456	3,081,160
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	7,078,185
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.08%, 09/25/36	5,988,054	6,007,806
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.62%, 07/16/34(a)	101,297,954	2,186,091
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.52%, 04/15/17(a)	9,000,000	9,001,026
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class MOA1
5.51%, 03/15/20(a)	6,000,000	6,000,824
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	5,220,606	5,281,828
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	8,503,482	8,575,763
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	9,343,758	9,395,494

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	$3,734,671	$3,774,867
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.25%, 07/25/46	8,379,147	8,658,096
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.64%, 06/20/36	13,964,832	14,036,031
CR Series 2000-ZC2 Class A1B
6.67%, 08/10/14(a)	15,000,000	15,385,515
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,637,280	4,518,450
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.18%, 05/15/36(a)	228,526,936	3,459,944
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(a)	3,000,000	3,010,781
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.56%, 10/12/37(a)	234,929,530	10,016,408
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,996,799
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
6.08%, 02/15/20(a)	2,000,000	2,000,500
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,099,919
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.37%, 02/25/36	8,932,886	8,879,654
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.48%, 02/15/37(a)	119,443,984	3,343,882
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	203,460	204,746
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	9,562,691	9,641,829
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,492,736	2,439,721
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	2,851,601	2,853,487
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.91%, 03/25/36	8,424,762	8,500,739
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	3,000,617
Morgan Stanley Capital I Series 2003-T11 Class X1
0.27%, 06/13/41(a)	573,119,036	6,965,230
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	1,859,651	1,881,557
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	2,022,314	1,937,680
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	10,008,552
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.83%, 10/15/17(a)	5,000,000	5,002,072
5.88%, 10/15/17(a)	5,000,000	5,002,071

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.98%, 09/25/36	$8,833,683	$8,851,152
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,083,830	1,997,872
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.76%, 09/25/36	9,320,050	9,379,050

		235,411,791

Total Collateralized Mortgage Obligations
(Cost: $234,632,836)		235,411,791

Foreign Government Bonds & Notes (d)—0.26%
United Mexican States
7.50%, 04/08/33	1,000,000	1,153,500
8.38%, 01/14/11	1,500,000	1,674,000

Total Foreign Government Bonds & Notes
(Cost: $2,874,056)		2,827,500

U.S. Government and Agency Obligations—41.29%
Mortgage-Backed Securities—34.05%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,964,418	6,728,770
5.00%, 12/15/34	2,560,382	297,672
5.50%, 03/15/20	2,276,528	94,586
5.50%, 05/15/24	9,417,882	759,656
5.50%, 03/15/25	3,630,891	310,171
5.50%, 05/15/29	7,410,259	814,326
5.50%, 10/01/32	16,761,930	16,588,437
5.50%, 05/01/34	83,576	82,584
5.50%, 10/01/34	672,865	664,882
5.53%, 04/15/28	3,874,463	3,855,906
6.00%, 10/01/36(e)	36,000,000	36,180,000
6.50%, 09/01/21(e)	2,000,000	2,041,034
6.50%, 10/01/36(e)	24,000,000	24,442,512
Federal National Mortgage Association
4.50%, 05/01/18	4,886,044	4,728,740
4.50%, 07/01/18	7,369,414	7,132,160
4.50%, 11/01/18	4,996,966	4,836,091
4.56%, 06/01/35	7,993,653	7,861,949
5.00%, 01/01/18	1,536,996	1,515,497
5.00%, 09/01/18	9,513,892	9,374,633
5.00%, 12/01/18	781,378	769,941
5.00%, 01/01/19	682,222	672,236
5.00%, 06/01/19	1,530,002	1,506,546
5.00%, 08/01/19	836,058	822,686
5.00%, 09/01/19	695,722	684,594
5.00%, 11/01/19	1,584,183	1,558,845
5.00%, 01/01/20	805,076	791,321
5.00%, 05/01/20	8,106,480	7,967,980
5.00%, 06/01/20	772,664	759,463
5.00%, 10/01/21(e)	10,000,000	9,825,000
5.00%, 11/01/33	55,436,079	53,456,326
5.00%, 12/01/33	17,724,913	17,091,914
5.00%, 03/01/34	8,864,464	8,547,893
5.00%, 09/01/35	440,197	423,257
5.00%, 10/01/36(e)	8,000,000	7,687,504
5.01%, 07/01/35	3,229,962	3,188,417
5.23%, 05/01/35	2,569,421	2,542,065
5.50%, 09/01/19	5,255,414	5,259,712
5.50%, 10/01/19	4,221,658	4,225,111
5.50%, 10/01/21(e)	5,000,000	4,996,875
5.50%, 07/01/33	33,986,424	33,577,868

Security	Principal	Value
U.S. Government and Agency Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
5.50%, 01/01/34	$7,760,583	$7,667,291
5.50%, 07/01/34	13,067,615	12,899,007
5.50%, 03/01/35	1,312,507	1,293,723
5.50%, 10/01/36(e)	10,000,000	9,850,000
6.00%, 03/01/33	685,992	690,662
6.00%, 08/01/34	633,236	637,128
6.50%, 10/01/36(e)	11,000,000	11,199,375
7.00%, 07/01/35	910,932	935,830
7.00%, 01/01/36	1,696,065	1,742,250
7.00%, 02/01/36	1,744,958	1,792,474
Government National Mortgage Association
5.50%, 06/15/34	1,982,675	1,971,070
5.50%, 10/01/36(e)	13,000,000	12,910,625
6.50%, 09/20/36	10,000,000	10,232,004

		368,486,599

U.S. Government Securities—7.24%
U.S. Treasury Bonds
5.38%, 02/15/31(b)	34,050,000	36,776,656
6.13%, 08/15/29(b)	7,800,000	9,194,858
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	23,010,020	22,280,165
U.S. Treasury Notes
2.63%, 05/15/08	398,000	384,972
3.13%, 04/15/09	605,000	583,447
4.00%, 02/15/14(b)	9,500,000	9,134,469

		78,354,567

Total U.S. Government and Agency Obligations
(Cost: $452,275,410)		446,841,166

Short-Term Investments—18.92%
Certificates of Deposit (f)—0.23%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	341,251	341,251
Societe Generale
5.33%, 12/08/06	487,502	487,502
Washington Mutual Bank
5.36%, 11/13/06	1,218,754	1,218,754
Wells Fargo Bank N.A.
4.78%, 12/05/06	390,001	390,001

		2,437,508

Commercial Paper (f)—0.71%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07(a)	264,119	261,286
ASAP Funding Ltd.
5.29%, 11/02/06(a)	121,875	121,320
Atlantis One Funding
5.30%, 11/14/06(a)	668,891	664,657
Beta Finance Inc.
5.27%, 01/25/07(a)	97,500	95,860
Bryant Park Funding LLC
5.28%, 12/14/06(a)	153,904	152,256
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(a)	247,124	245,560
CC USA Inc.
5.03%, 10/24/06(a)	97,500	97,201
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06(a)	560,627	557,335
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07(a)	292,501	290,168
Curzon Funding LLC
5.29%, 11/17/06(a)	487,502	484,206
Edison Asset Securitization LLC
5.22%, 12/11/06(a)	359,640	355,989

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (f) (Cont.)
Falcon Asset Securitization Corp.
5.30%, 11/06/06(a)	$487,502	$484,990
Five Finance Inc.
5.19%, 12/01/06(a)	219,376	217,478
Galleon Capital Corp.
5.27%, 12/18/06(a)	68,162	67,394
General Electric Capital Services Inc.
5.22%, 12/11/06	48,750	48,255
Giro Funding US Corp.
5.34%, 10/10/06(a)	243,751	243,462
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06(a)	234,001	233,106
HBOS Treasury Services PLC
5.27%, 12/15/06	97,500	96,445
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06(a)	975,003	972,420
Landale Funding LLC
5.31%, 11/15/06(a)	380,251	377,786
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(a)	266,283	264,596
Mont Blanc Capital Corp.
5.29%, 11/15/06(a)	314,439	312,406
Nationwide Building Society
5.27%, 12/15/06	170,626	168,777
Nestle Capital Corp.
5.19%, 08/09/07	292,501	279,386
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(a)	259,741	255,580
Sydney Capital Corp.
5.27%, 12/08/06(a)	11,627	11,513
Tulip Funding Corp.
5.29%, 11/15/06(a)	257,118	255,456
White Pine Finance LLC
5.12%, 10/27/06(a)	92,138	91,810

		7,706,698

Medium-Term Notes (f)—0.19%
Bank of America N.A.
5.28%, 04/20/07	121,875	121,875
Cullinan Finance Corp.
5.71%, 06/28/07(a)	365,626	365,626
K2 USA LLC
5.39%, 06/04/07(a)	365,626	365,626
Marshall & Ilsley Bank
5.18%, 12/15/06	487,502	487,842
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(a)	570,377	570,377
US Bank N.A.
2.85%, 11/15/06	97,500	97,284

		2,008,630

Money Market Funds—13.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(g) (h)	142,563,656	142,563,656

		142,563,656

Repurchase Agreements (f)—1.12%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $975,444 (collateralized by non-U.S. Government debt securities, value $1,004,795, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$975,003	975,003
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $731,578 (collateralized by non-U.S. Government debt securities, value $804,815, 0.31% to 5.25%, 6/1/35 to 8/25/36).	731,252	731,252

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (f) (Cont.)
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $731,584 (collateralized by non-U.S. Government debt securities, value $804,815, 0.31% to 5.25%, 6/1/35 to 8/25/36).	$731,252	$731,252
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $48,772 (collateralized by non-U.S. Government debt securities, value $50,240, 5.75%, 3/15/16).	48,750	48,750
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,707,027 (collateralized by non-U.S. Government debt securities, value $1,792,536, 5.87%, 6/25/36).	1,706,255	1,706,255
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $536,497 (collateralized by non-U.S. Government debt securities, value $595,970, 0.00% to 10.00%, 5/27/33 to 9/29/36).	536,252	536,252
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $292,636 (collateralized by non-U.S. Government debt securities, value $320,907, 0.00% to 10.00%, 5/27/33 to 9/29/36).	292,501	292,501
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $975,443 (collateralized by non-U.S. Government debt securities, value $1,024,306, 0.00% to 9.00%, 5/1/17 to 2/25/46).	975,003	975,003
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $731,584 (collateralized by non-U.S. Government debt securities, value $1,009,673, 0.00% to 8.33%, 10/27/06 to 3/25/37).	731,253	731,253
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $585,272 (collateralized by non-U.S. Government debt securities, value $614,584, 0.00% to 10.00%, 10/1/06 to 9/30/36).	585,002	585,002
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $121,931 (collateralized by non-U.S. Government debt securities, value $128,055, 6.50% to 7.63%, 2/1/07 to 6/1/16).	121,875	121,875
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $975,444 (collateralized by non-U.S. Government debt securities, value $1,024,329, 0.79% to 9.08%, 8/5/18 to 12/20/54).	975,003	975,003
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $975,444 (collateralized by non-U.S. Government debt securities, value $1,004,808, 4.85% to 8.60%, 5/1/09 to 12/1/25).	975,003	975,003
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $487,723 (collateralized by non-U.S. Government debt securities, value $532,697, 4.69% to 6.41%, 12/17/19 to 6/25/45).	487,502	487,502
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $658,430 (collateralized by non-U.S. Government debt securities, value $692,918, 0.00% to 10.00%, 10/1/06 to 9/30/36).	658,127	658,127
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $354,316 (collateralized by non-U.S. Government debt securities, value $369,523, 0.00% to 10.00%, 10/1/06 to 9/30/36).(i)	341,251	341,251
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,268,080 (collateralized by non-U.S. Government debt securities, value $1,331,598, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,267,504	1,267,504

		12,138,788

Time Deposits (f)—0.01%
Societe Generale
5.25%, 10/02/06	87,609	87,609

		87,609

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes —3.49%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07(a)(f)	$1,248,004	$1,248,157
American Express Bank
5.29%, 02/28/07(f)	487,502	487,500
American Express Centurion Bank
5.42%, 07/19/07(f)	536,252	536,744
American Express Credit Corp.
5.43%, 07/05/07(f)	146,250	146,324
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(a)(f)	92,625	92,625
ASIF Global Financing
5.51%, 05/03/07(a)(f)	48,750	48,766
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(a)(f)	316,876	316,876
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07(a)(f)	706,877	706,904
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07(a)(f)	1,243,129	1,243,185
BMW US Capital LLC
5.33%, 10/15/07(a)(f)	487,502	487,502
BNP Paribas
5.36%, 05/18/07(a)(f)	901,878	901,878
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07(a)(f)	355,876	355,876
CC USA Inc.
5.48%, 07/30/07(a)(f)	243,751	243,780
Commodore CDO Ltd.
5.47%, 06/12/07(a)(f)	121,875	121,875
Credit Agricole SA
5.48%, 07/23/07(f)	487,502	487,502
Credit Suisse First Boston NY
5.51%, 04/24/07(f)	243,751	243,760
Cullinan Finance Corp.
5.36%, 04/25/07(a)(f)	121,875	121,875
DEPFA Bank PLC
5.43%, 09/14/07(f)	487,502	487,502
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07(a)(f)	560,627	560,659
Eli Lilly Services Inc.
5.32%, 10/01/07(a)(f)	487,502	487,502
FedEx Corp.
5.58%, 08/08/07	5,000,000	5,000,000
Fifth Third Bancorp
5.31%, 09/21/07(a)(f)	975,003	975,003
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07(a)(f)	487,502	487,468
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07(f)	511,877	511,985
Goldman Sachs International(j)
5.37%, 04/01/10	270,000	270,000
Granite Master Issuer PLC
5.30%, 08/20/07(a)(f)	1,706,256	1,706,256
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07(a)(f)	390,001	390,054
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07(f)	731,252	731,356
HBOS Treasury Services PLC
5.46%, 07/24/07(a)(f)	487,502	487,502
Holmes Financing PLC
5.30%, 07/16/07(a)(f)	853,128	853,128
JP Morgan Chase & Co.
5.30%, 08/02/07(f)	365,626	365,626
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(a)(f)	365,626	365,612
Kestrel Funding LLC
5.31%, 07/11/07(a)(f)	195,001	194,985

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (f) (Cont.)
Kommunalkredit Austria AG
5.33%, 09/09/07(a)(f)	$292,501	$292,501
Leafs LLC
5.33%, 01/22/07 - 02/20/07(a)(f)	508,414	508,414
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(a)(f)	609,377	609,273
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07(a)(f)	536,252	536,219
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(a)(f)	214,807	214,807
Marshall & Ilsley Bank
5.31%, 10/15/07(f)	268,126	268,126
Metropolitan Life Global Funding I
5.34%, 08/06/07(a)(f)	731,252	731,252
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(a) (f)(i)	48,750	48,750
Monumental Global Funding II
5.38%, 12/27/06(a)(f)	97,500	97,508
Mound Financing PLC
5.30%, 05/08/07(a)(f)	458,252	458,252
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07(a)(f)	1,462,505	1,462,484
National City Bank of Indiana
5.37%, 05/21/07(f)	243,751	243,764
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07(a)(f)	1,608,755	1,609,096
Newcastle Ltd.
5.35%, 04/24/07(a)(f)	171,844	171,816
Northern Rock PLC
5.37%, 08/03/07(a)(f)	585,002	585,015
Northlake CDO I
5.46%, 09/06/07(a)(f)	146,250	146,250
Principal Life Global Funding I
5.83%, 02/08/07(f)	219,376	219,738
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07(a)(f)	706,877	706,864
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(a)(f)	487,502	487,502
Strips III LLC
5.38%, 07/24/07(a)(f)	115,201	115,201
SunTrust Bank
5.30%, 05/01/07(f)	487,502	487,519
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07(a)(f)	1,189,504	1,189,411
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(a)(f)	682,502	682,503
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(a)(f)	678,922	678,922
Wachovia Bank N.A.
5.43%, 05/22/07(f)	975,003	975,003
Wal-Mart Stores Inc.
5.50%, 07/16/07(a)(f)	365,626	365,820
Wells Fargo & Co.
5.34%, 09/14/07(a)(f)	243,751	243,765
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07(a)(f)	365,626	365,625
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07(a)(f)	1,462,505	1,462,233
Wind Master Trust
5.32%, 07/25/07(a)(f)	195,001	195,001

		37,824,401

Total Short-Term Investments
(Cost: $204,767,290)		204,767,290

Total Investments in Securities — 116.17%
(Cost: $1,265,616,360)		1,257,246,459
Securities Sold Short — (1.10)%
U.S. Government and Agency Obligations—(1.10)%
Federal National Mortgage Association
5.50%, 10/01/36(e)	(12,000,000)	(11,820,000)

		(11,820,000)

Total Securities Sold Short
(Proceeds: $11,860,313)		(11,820,000)

OTHER ASSETS, LESS LIABILITIES — (15.07)%		(163,139,110)

NET ASSETS — 100.00%		$1,082,287,349

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Investments are denominated in U.S. dollars.

(e)	To-be-announced (TBA). See Note 1.

(f)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(g)	Affiliated issuer. See Note 2.

(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

(i)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(j)	This security is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to the schedules of investments.

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (01/04/07)	574	$60,565,969	$385,514
U.S. 10-Year Note (12/29/06)	488	52,734,500	416,654
U.S. 2-Year Note (01/04/07)	468	95,706,000	184,985
U.S. Long Bond (12/29/06)	(56)	(6,294,750)	(106,253)

			$880,900

As of September 30, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 5/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	$12,000,000	$(216,292)
Agreement with JP Morgan Chase & Co. dated 3/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	23,750,000	(428,078)
Agreement with JP Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	1,687
Agreement with JP Morgan Chase & Co. dated 8/10/06 to receive 0.65% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	(2,742)
Agreement with JP Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	55,523
Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	1,531
Agreement with Lehman Brothers, Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	1,433

		$(586,938)

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(33,984)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(26,882)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(21,718)

Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(77,030)
Agreement with Deutsche Bank AG dated 8/17/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 8/21/09.	12,300,000	(67,651)
Agreement with Deutsche Bank AG dated 8/22/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(9,429)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(43,163)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(149,324)
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	(6,154)
Agreement with JP Morgan Chase & Co. dated 1/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(125,620)
Agreement with JP Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	58,490
Agreement with JP Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	32,308
Agreement with JP Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	6,436
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	(17,089)
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	(20,445)
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	(15,963)
Agreement with JP Morgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	13,000,000	(62,132)
Agreement with JP Morgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.41%. Expiring 8/4/11.	1,600,000	(21,145)
Agreement with JP Morgan Chase & Co. dated 8/24/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(7,743)
Agreement with JP Morgan Chase & Co. dated 8/24/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(20,586)

		$(628,824)

Swaptions
Agreement with JP Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$208,288
See accompanying notes to the schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Significant accounting policies

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Federal income taxes

As of September 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,505,017,769	$173,665,763	$(16,623,654)	$157,042,109
CoreAlpha Bond	1,265,680,458	5,165,913	(13,599,912)	(8,433,999)
LifePath Retirement (a)	81,970,944	8,490,102	(374,255)	8,115,847
LifePath 2010 (a)	272,388,993	33,211,986	(837,599)	32,374,387
LifePath 2020 (a)	514,441,648	74,073,832	(887,130)	73,186,702
LifePath 2030 (a)	377,542,247	55,359,143	(331,175)	55,027,968
LifePath 2040 (a)	278,771,827	37,219,543	—	37,219,543
S&P 500 Index	2,542,747,065	518,809,959	(270,073,210)	248,736,749

(a)	Tax cost information does not include investments in the underlying Master Portfolio.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $350,000, $1,500,000, respectively, for initial margin requirements.

The CoreAlpha Bond Master Portfolio has pledged to a broker a floating rate note with a face amount of $270,000 for initial margin requirements.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to interestholders. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Swap agreements

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of September 30, 2006, the Master Portfolio did not hold any index swap contracts. Details of interest-rate swaps held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

Options on swap agreements

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

2.	Transactions with affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three quarters ended September 30, 2006.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividends and Interest Income	Net Realized Gain (Loss)
Active Stock
IMMF	5,678	916,030	916,126	5,582	$5,582,249	$178,659	$—
CoreAlpha Bond
IMMF	79,553	17,202,300	17,139,289	142,564	142,563,656	3,388,640	—
LifePath Retirement
IMMF	1,923	238,375	239,254	1,044	1,043,707	45,698	—
iShares Cohen & Steers Realty Majors Index Fund	—	79	1	78	7,152,138	153,370	13,585
iShares Lehman TIPS Bond Fund	—	267	4	263	26,613,880	831,845	(14,965)
iShares MSCI EAFE Index Fund	348	137	83	402	27,225,473	—	1,129,381
iShares S&P 500 Index Fund	—	37	37	—	—	8,725	48,747
iShares S&P MidCap 400 Index Fund	126	29	35	120	9,012,556	70,129	585,856
iShares S&P SmallCap 600 Index Fund	84	18	31	71	4,379,477	22,382	182,972
LifePath 2010
IMMF	4,736	648,159	650,077	2,818	2,818,037	125,117	—
iShares Cohen & Steers Realty Majors Index Fund	—	301	7	294	26,967,719	559,628	26,588
iShares Lehman TIPS Bond Fund	—	680	5	675	68,249,648	2,021,175	(9,477)
iShares MSCI EAFE Index Fund	1,309	376	187	1,498	101,520,055	—	2,634,797
iShares S&P 500 Index Fund	—	187	187	—	—	30,818	314,533
iShares S&P MidCap 400 Index Fund	420	102	91	431	32,440,864	246,499	1,613,630
iShares S&P SmallCap 600 Index Fund	267	70	71	266	16,317,237	80,645	393,387
LifePath 2020
IMMF	7,669	1,210,611	1,213,169	5,111	5,111,306	231,502	—
iShares Cohen & Steers Realty Majors Index Fund	—	667	9	658	60,441,671	1,257,288	40,338
iShares Lehman TIPS Bond Fund	—	703	—	703	71,152,450	2,065,875	—
iShares MSCI EAFE Index Fund	2,882	918	259	3,541	239,917,723	—	3,165,802
iShares S&P 500 Index Fund	—	604	604	—	—	98,473	625,839
iShares S&P MidCap 400 Index Fund	815	318	158	975	73,456,618	542,245	2,745,692
iShares S&P SmallCap 600 Index Fund	525	194	115	604	36,993,786	176,386	422,294
LifePath 2030
IMMF	6,725	950,553	951,805	5,473	5,473,224	176,788	—
iShares Cohen & Steers Realty Majors Index Fund	—	541	8	533	48,973,464	996,937	25,069
iShares Lehman TIPS Bond Fund	—	254	—	254	25,675,208	712,284	—
iShares MSCI EAFE Index Fund	2,206	879	169	2,916	197,588,742	—	1,911,692
iShares S&P 500 Index Fund	—	721	721	—	—	124,845	568,528
iShares S&P MidCap 400 Index Fund	596	297	110	783	58,991,827	427,573	1,902,508
iShares S&P SmallCap 600 Index Fund	379	206	90	495	30,349,889	136,776	284,798
LifePath 2040
IMMF	4,479	756,875	758,728	2,626	2,625,643	139,809	—
iShares Cohen & Steers Realty Majors Index Fund	—	457	46	411	37,765,143	760,817	(16,097)
iShares MSCI EAFE Index Fund	1,469	906	100	2,275	154,119,258	—	1,003,337
iShares S&P 500 Index Fund	—	691	691	—	—	108,510	278,887
iShares S&P MidCap 400 Index Fund	438	263	94	607	45,749,265	322,385	1,673,753
iShares S&P SmallCap 600 Index Fund	277	188	88	377	23,126,862	104,900	298,831
S&P 500 Index
IMMF	19,125	4,623,226	4,612,470	26,881	26,880,872	881,030	—

3.	Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S Government securities or non-U.S. Government debt securities.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date: November 28, 2006

By	/s/ Michael L. Tipsord
Michael L. Tipsord Senior Vice President and Treasurer

Date: November 28, 2006